File No. 333-65887

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 7

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 32

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

Robert Liguori

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐    Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒    On May 1, 2004 pursuant to paragraph (b) of Rule 485.

☐    60 days after filing pursuant to paragraph (a) of Rule 485.

☐    On                pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Flexible Premium Variable Adjustable Life Insurance

Issued by Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

This prospectus describes a flexible premium variable adjustable life insurance policy (the policy) offered by Massachusetts Mutual Life Insurance Company. While this policy is in force, it provides lifetime insurance protection on the insured.

The owner (you or your) has a number of investment choices in this policy. They include a Guaranteed Principal Account and more than forty funds offered through our separate account, Massachusetts Mutual Variable Life Separate Account I (the Separate Account). These funds are listed on the following page.

You bear the investment risk of any premium allocated to these investment funds. The death benefit may vary and the surrender value will vary depending on the investment performance of the funds.

This prospectus is not an offer to sell the policy in any jurisdiction where it is illegal to offer the policy or to anyone to whom it is illegal to offer the policy.

The policy provides life insurance protection. It is not a way to invest in mutual funds. Replacing any existing life insurance policy with this policy may not be to your advantage.

The policy:

•	Is not a bank or credit union deposit or obligation.
•	Is not FDIC or NCUA insured.
•	Is not insured by any federal government agency.
•	Is not guaranteed by any bank or credit union.
•	May go down in value.

To learn more about the policy you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2004. We filed the SAI with the Securities and Exchange Commission (SEC), and it is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. For a free copy of the SAI, or for general inquiries, contact our Administrative Office:

Large Corporate Markets

1295 State Street

Springfield, MA 01111-0001

1-800-665-2654

www.massmutual.com

You may request a free personalized illustration of death benefits, surrender values, and cash values from your financial representative or by calling our Administrative Office.

The SEC has not approved or disapproved this policy or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

Please read this prospectus carefully before investing. You should keep it for future reference.

EFFECTIVE: May 1, 2004

The following funds are offered through the Massachusetts Mutual Variable Life Separate Account I. You may invest in any of the listed funds as well as the Guaranteed Principal Account.

American Century® Variable Portfolios, Inc.

American Century® VP Income & Growth Fund

American Century® VP International Fund

American Century® VP Value Fund

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Growth Portfolio – Service Class

Fidelity® VIP Contrafund® Portfolio – Service Class

Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT Capital Growth Fund

Goldman Sachs VIT CORESM U.S. Equity Fund

(CORESM is a service mark of Goldman Sachs & Co.)

Goldman Sachs VIT Growth and Income Fund

Goldman Sachs VIT International Equity Fund

Goldman Sachs VIT Mid Cap Value Fund

Janus Aspen Series

Janus Aspen Balanced Portfolio

Janus Aspen Capital Appreciation Portfolio

Janus Aspen Worldwide Growth Portfolio

MFS® Variable Insurance TrustSM

MFS® Emerging Growth Series

MFS® New Discovery Series

MFS® Research Series

MML Series Investment Fund

MML Blend Fund

MML Emerging Growth Fund

MML Equity Fund

MML Equity Index Fund (Class II Shares)

MML Growth Equity Fund

MML Large Cap Value Fund

MML Managed Bond Fund

MML OTC 100 Fund

MML Small Cap Equity Fund

MML Small Cap Growth Equity Fund

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Balanced Fund/VA*

Oppenheimer Bond Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street® Fund/VA

Oppenheimer Main Street® Small Cap Fund/VA

Oppenheimer Money Fund/VA

Oppenheimer Strategic Bond Fund/VA

Panorama Series Fund, Inc.

Oppenheimer International Growth Fund/VA

Panorama Growth Portfolio

Panorama Total Return Portfolio

T. Rowe Price Equity Series, Inc.

T. Rowe Price Mid-Cap Growth Portfolio**

T. Rowe Price New America Growth Portfolio

T. Rowe Price Fixed Income Series, Inc

T. Rowe Price Limited-Term Bond Portfolio

* Prior to May 1, 2004, this fund was called Oppenheimer Multiple Strategies Fund/VA.

** The T. Rowe Price Mid-Cap Growth Portfolio is not available as an investment option for policies with a policy date of May 1, 2004 or later.

Summary Of Benefits And Risks

The following is a summary of the benefits and risks of the policy. It is only a summary. Additional information on the policy’s benefits and risks can be found in the later sections of this prospectus.

Benefits of the Policy

DEATH BENEFIT	The primary benefit of your policy is life insurance coverage. While the policy is in force, a death benefit will be paid to the beneficiary when the insured dies.

CHOICE OF DEATH BENEFIT OPTIONS

The policy offers three death benefit options. Each is the greater of the minimum face amount in effect on the date of death, or:

1.  Death Benefit Option 1 (level amount option): The selected face amount in effect on the date of death

2.  Death Benefit Option 2 (return of account value option): The selected face amount in effect on the date of death plus the account value on the date of death

3.  Death Benefit Option 3 (return of premium option): The selected face amount in effect on the date of death plus the sum of all premiums paid, less withdrawals

RIGHT TO RETURN THE POLICY	You have a limited period of time after the policy is issued during which you can cancel the policy and receive a refund.

VARIABLE INVESTMENT CHOICES	The policy offers a choice of more then 40 investment divisions within its Separate Account. Each division invests in shares of a designated investment fund.

GUARANTEED PRINCIPAL ACCOUNT	In addition to the above mentioned variable investment choices, you may also invest in the Guaranteed Principal Account. Amounts allocated to the Guaranteed Principal Account are guaranteed and earn interest daily.

FLEXIBILITY

The policy is designed to be flexible to meet your specific life insurance needs. Within limitations, you can:

•  choose the timing, amount and frequency of premium payments;

•  change the death benefit option;

•  increase or decrease the policy’s selected face amount;

•  change the beneficiary; and

•  change your investment selections

TRANSFERS	Within limitations, you may transfer funds among the investment divisions and the Guaranteed Principal Account.

SURRENDERS AND WITHDRAWALS	You may surrender your policy and we will pay you its cash surrender value. You may also withdraw a part of the net surrender value. A withdrawal will reduce your account value and may reduce the selected face amount of your policy.

LOANS	You may take a loan on the policy. The policy secures the loan. Taking a loan may have adverse tax consequences.

SAFETY TEST	During defined periods of the policy, your policy will not terminate, regardless of its account value, as long as you have made the specified minimum premium payments.

ASSIGNABILITY	You may assign the policy as collateral for a loan or other obligation.

TAX BENEFITS	You are generally not taxed on the policy’s earnings until you withdraw account value from your policy. This is known as tax deferral.

ADDITIONAL BENEFITS	There are a number of additional benefits you may add to your policy by way of riders. The riders available with this policy are listed in the Other Benefits Available Under the Policy section.

Summary Of Benefits And Risks

Risks of the Policy

INVESTMENT PERFORMANCE	The value of your policy will fluctuate with the performance of the variable investment divisions you select. Your variable investment divisions may decline in value or they may not perform to your expectations. You bear the investment risk of any account value invested in the variable investment divisions.

SUITABILITY	Variable life insurance is designed for long-term financial planning. It is not suitable as a vehicle for short-term savings. You should not purchase the policy if you will need the policy value in a short period of time.

TERMINATION	Your policy could terminate if the value of the policy becomes too low to support the policy’s monthly charges or it exceeds its debt limit. Before the policy terminates, however, you will receive a grace period during which you will be notified in writing that your coverage may terminate unless you pay additional premium.

LIMITATIONS ON ACCESS TO CASH VALUE

•  Withdrawals are not available in the 1st six months of the 1st policy year.

•  If necessary, we will reduce your policy’s selected face amount to prevent an increase in the amount at risk, unless you provide us with satisfactory evidence of insurability.

•  The minimum withdrawal is $100.

•  The maximum withdrawal amount is equal to your account value, less policy debt, less an amount equal to 12 multiplied by the most recent monthly charges for your policy.

•  A withdrawal charge equal to the lesser of 2% of the amount you withdraw or $25 will be deducted from the amount of the withdrawal.

LIMITATIONS ON TRANSFERS

•  Transfers from the Guaranteed Principal Account are generally limited to one per policy year and may not exceed 25% of its non-loaned value.

•  You may maintain account value in a maximum of 21 Separate Account Divisions and the Guaranteed Principal Account at any one time.

•  We reserve the right to restrict transfers initiated by a market-timing organization, or individual, or other party authorized to give transfer instructions on behalf of the policy owner.

IMPACT OF LOANS	Taking a loan from your policy may increase the risk that your policy will terminate. It will have an effect on the policy’s cash surrender value and will reduce the death proceeds. Also, policy termination with an outstanding loan can result in adverse tax consequences.

ADVERSE TAX CONSEQUENCES

Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your policy may become a “modified endowment contract” (MEC). Under federal tax law, loans, withdrawals, and other pre-death distributions received from a MEC policy are taxed as income first and recovery of basis second. Also, distributions includible in income received before you attain age 59½, you may be subject to a 10% penalty.

Existing tax laws that benefit this policy may change at any time.

ADDITIONAL RISKS	The type of investments that a fund company makes will also create risk. A comprehensive discussion of the risks of each of the funds underlying the divisions of the Separate Account may be found in that fund’s prospectus. You should read the fund’s prospectus carefully before investing.

Summary Of Benefits And Risks

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. A more detailed description of these fees can be found in the Charges and Deductions section of this prospectus.

Transaction Fees

This table describes fees and expenses that you will pay at the time you pay premium or take account value out of the policy.

Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deducted
Sales Load Charge	When you pay premium

• Policy years 1-7:
10% of premiums up to annual cutoff policy premium[1]

• Policy years 8+:
2.5% of premiums up to annual cutoff policy premium[1]

• All policy years:
1% of premiums in excess of the annual cutoff policy premium[1]

• Policy years 1-7:
10% of premiums up to annual cutoff policy premium[1]

• Policy years 8+:
2.5% of premiums up to annual cutoff policy premium[1]

• All policy years:
1% of premiums in excess of the annual cutoff policy premium[1]

State Premium Tax Charge	When you pay premium	0% to 5% of each premium, depending on the applicable state rate	This charge will always equal the applicable state rate

Deferred Acquisition Cost (“DAC”) Tax Charge	When you pay premium	1% of each premium	This charge will always represent the expense to MassMutual of the deferred acquisition cost tax

Withdrawal Charge	When you withdraw a portion of your account value from the policy	2% of the amount withdrawn, not to exceed $25 per withdrawal	2% of the amount withdrawn, not to exceed $25 per withdrawal

1	The “annual cutoff policy premium” for a policy establishes a threshold for a policy’s sales loads. If you pay premiums that are below the annual cutoff policy premium, a higher sales load will result than if you pay premiums that exceed the annual cutoff policy premium. We set the annual cutoff policy premium on the date we issue the policy. The amount of the annual cutoff policy premium depends on (i) the initial selected face amount of the policy, (ii) the insured’s age, (iii) the insured’s gender and (iv) the insured’s tobacco use classification. A table showing the annual cutoff policy premium at certain ages for a policy with a selected face amount of $100,000 in all years can be found in the Premiums section of this prospectus.

Fee Tables

Periodic Charges Other than Fund Operating Expenses

This table describes the fees and expenses that you will pay periodically, other than fund operating expenses, during the time that you own the policy.

Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deducted
Cost of Insurance charge[1,2]	Monthly, on the policy’s monthly calculation date	Minimum/Maximum Rates per $1000 of Insurance Risk: $0.02 — $83.34	Minimum/Maximum Rates per $1000 of Insurance Risk: $0.09 — $83.34

Cost of Insurance charge for a 35 year old male, non-tobacco user, in the guaranteed issue class, with death benefit option 1.[3]	Monthly, on the policy’s monthly calculation date	Rate per $1000 of Insurance Risk: $0.04	Rate per $1000 of Insurance Risk: $0.18

Administrative Charge	Monthly, on the policy’s monthly calculation date	$5.25 per month	$9.00 per month

Mortality & Expense Charge	Daily at effective annual rates

• Policy Years 1-15:

0.60% annually of each Separate Account Division’s assets

• Policy Years 16-30:

0.40% annually of each Separate Account Division’s assets

• Policy Years 31+:

0.30% annually of each Separate Account Division’s assets

• Any policy year: 1.0% annually of each Separate Account Division’s assets

Face Amount Charge[4] (For policies issued with full underwriting)	Monthly, on the policy’s monthly calculation date	Minimum/Maximum Rates per $1000 of selected face amount: $0.01 — $0.02	Minimum/Maximum Rates per $1000 of selected face amount: $0.01 — $0.02

Face amount charge for a 35 year old male, non-tobacco user, in the guaranteed issue class, with death benefit option 1.	Monthly, on the policy’s monthly calculation date	Rate per $1000 of selected face amount: $0.01	Rate per $1000 of selected face amount: $0.01

Substitute Insured Charge	If policy owner elects to transfer the policy to another person	$75.00	$75.00

Transfer Charge	Upon each transfer after the first 6 transfers in a policy year	$0	$10

Loan Interest Rate Expense Charge	On the policy anniversary date	• Policy Years 1-15: 0.75% • Policy Years 16-30: 0.55% • Policy Years 31+: 0.45%	3% (2% in New York)

Fee Tables

Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deducted

Rider Charges:		Minimum/Maximum	Minimum/Maximum
• Term Rider[6]	Monthly, on the policy’s monthly calculation date	Rate per $1000 of Amount at Risk: $0.02 — $5.90	Rate per $1000 of Amount at Risk $0.02 — $5.90

Term Rider charge for a 35 year old male, non-tobacco user, in the standard risk class, with a policy face amount of $500,000[3]	Monthly, on the policy’s monthly calculation date	Rate per $1000 of Amount at Risk: $0.04	Rate per $1000 of Amount at Risk: $0.18

• Waiver of Monthly Charges Rider[6]	Monthly, on the policy’s monthly calculation date	Rates per $1 of Monthly Charges[5]: $0.05 — $0.12	Rates per $1 of Monthly Charges[5]: $0.05 — $0.12

Waiver of Monthly Charges Rider charge for a 35 year old male, non-tobacco user, in the standard risk class, with a policy face amount of $500,000[3]	Monthly, on the policy’s monthly calculation date	Rates per $1 of Monthly Charges[5]: $0.06	Rates per $1 of Monthly Charges[5]: $0.06

All of the monthly charges listed in the Periodic Charges table above are deducted proportionately from the then current account values in the Separate Account and the Guaranteed Principal Account (excluding outstanding policy loans).

The mortality and expense charge is deducted from the assets of the Separate Account only.

[1]	The cost of insurance charge rates vary by the insured’s gender, issue age, and risk classification, and by policy year. This cost of insurance charge rate may not be representative of the charge that a particular policyowner will pay. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your financial representative or by calling the Large Corporate Markets Service Center at 1-800-665-2654.
[2]	The cost of insurance charge rates reflected in this table are for standard risks and are based on the 1980 Commissioners Standard Ordinary (1980 CSO) Tables.
[3]	The rates shown for the “representative insured” are 1st year rates only. After the first year, the rates will vary based on the age of the insured.
[4]	The face amount charge rates will vary by issue age of the insured and by policy year. This face amount charge rate may not be representative of the face amount charge that a particular policyowner will pay. If you would like information on the face amount charge rates for your particular situation, you can request a personalized illustration from your financial representative or by calling the Large Corporate Markets Service Center at 1-800-665-2654.
5	The policy’s “monthly charges” are equal to the sum of the following current account value charges: (a) administrative charge, (b) face amount charge (if applicable), (c) cost of insurance charge and (d) any applicable rider charges.
[6]	The term rider charges and the waiver of monthly charges rider charges vary based on the individual characteristics of the insured. These rider charges may not be representative of the charges that a particular policyowner will pay. If you would like information on the term rider charges and the waiver of monthly charges rider charges for your particular situation, you can request a personalized illustration from your financial representative or by calling the Large Corporate Markets Service Center at 1-800-665-2654.

All of the monthly charges listed in the Periodic Charges table above are deducted proportionately from the then current account values in the Separate Account and the Guaranteed Principal Account (excluding outstanding policy loans).

The mortality and expense charge is deducted from the assets of the Separate Account only.

Fee Tables

Annual Fund Operating Expenses

This table describes the fund fees and expenses that you will pay daily during the time that you own the policy. The table shows the range (minimum and maximum) of fees and expenses that are deducted from fund company assets, including management fees, distribution fees and/or 12b-1 fees and other expenses. These fees and expenses are expressed as a percentage of average net assets, for the year ended December 31, 2003. More detail concerning an individual fund’s fees and expenses is contained in the fund’s prospectus.

Charge	Minimum	Maximum
Total Annual Fund Operating Expenses	0.33%	2.60%

The following table provides more specific information about the total fund operating expenses of each fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2003.

Investment Management Fees and Other Expenses

Total fund operating expenses expressed as a percentage of average net assets for the year ended December 31, 2003.

Fund Name	Management Fees	Other Expenses	12b-1 Fees	Total Fund Operating Expenses
American Century® VP Income & Growth Fund	0.70%	0.00%	—	0.70%
American Century® VP International Fund[1]	1.33%	0.01%	—	1.34%
American Century® VP Value Fund[1]	0.95%	0.00%	—	0.95%
Fidelity® VIP Contrafund® Portfolio (Service Class)	0.58%	0.09%	0.10%	0.77%[2]
Fidelity® VIP Growth Portfolio (Service Class)	0.58%	0.09%	0.10%	0.77%[3]
Goldman Sachs VIT Capital Growth Fund	0.75%	0.68%	—	1.43%[4]
Goldman Sachs VIT CORESM U.S. Equity Fund	0.70%	0.15%	—	0.85%[4]
Goldman Sachs VIT Growth and Income Fund	0.75%	0.45%	—	1.20%[4]
Goldman Sachs VIT International Equity Fund	1.00%	1.60%	—	2.60%[4]
Goldman Sachs VIT Mid Cap Value Fund	0.80%	0.11%	—	0.91%[4]
Janus Aspen Balanced Portfolio (Institutional)	0.65%	0.02%	—	0.67%
Janus Aspen Capital Appreciation Portfolio (Institutional)	0.65%	0.03%	—	0.68%
Janus Aspen Worldwide Growth Portfolio (Institutional)	0.65%	0.06%	—	0.71%
MFS® Emerging Growth Series	0.75%	0.12%	—	0.87%[5]
MFS® New Discovery Series	0.90%	0.14%	—	1.04%[5]
MFS® Research Series	0.75%	0.13%	—	0.88%[5]
MML Blend Fund	0.39%	0.03%	—	0.42%[6]
MML Emerging Growth Fund	1.05%	1.23%	—	2.28%[6]
MML Equity Fund	0.39%	0.02%	—	0.41%[6]
MML Equity Index Fund (Class II)	0.10%	0.23%	—	0.33%[7]
MML Growth Equity Fund	0.80%	0.48%	—	1.28%[6]
MML Large Cap Value Fund	0.80%	0.12%	—	0.92%[6]
MML Managed Bond Fund	0.45%	0.01%	—	0.46%[6]
MML OTC 100 Fund	0.45%	0.77%	—	1.22%[6]
MML Small Cap Equity Fund	0.65%	0.08%	—	0.73%[6]
MML Small Cap Growth Equity Fund	1.07%	0.18%	—	1.25%[6]
Oppenheimer Aggressive Growth Fund/VA	0.68%	0.02%	—	0.70%
Oppenheimer Balanced Fund/VA8	0.73%	0.03%	—	0.76%
Oppenheimer Bond Fund/VA	0.71%	0.02%	—	0.73%
Oppenheimer Capital Appreciation Fund/VA	0.65%	0.02%	—	0.67%

Fee Tables

Fund Name	Management Fees	Other Expenses	12b-1 Fees	Total Fund Operating Expenses
Oppenheimer Global Securities Fund/VA	0.63%	0.05%	—	0.68%
Oppenheimer High Income Fund/VA	0.73%	0.03%	—	0.76%
Oppenheimer International Growth Fund/VA	1.00%	0.12%	—	1.12%
Oppenheimer Main Street Fund®/VA	0.68%	0.02%	—	0.70%
Oppenheimer Main Street Small Cap Fund®/VA	0.75%	0.26%	—	1.01%
Oppenheimer Money Fund/VA	0.45%	0.02%	—	0.47%
Oppenheimer Strategic Bond Fund/VA	0.72%	0.03%	—	0.75%
Panorama Growth Portfolio	0.63%	0.04%	—	0.67%
Panorama Total Return Portfolio	0.63%	0.04%	—	0.67%
T. Rowe Price Limited-Term Bond Portfolio	0.70%	0.00%	—	0.70%
T. Rowe Price Mid-Cap Growth Portfolio*	0.85%	0.00%	—	0.85%
T. Rowe Price New America Growth Portfolio	0.85%	0.00%	—	0.85%

*	The T. Rowe Price Mid-Cap Growth Portfolio is not available as an investment option for policies with a policy date of May 1, 2004 or later.
1	This fund has a stepped fee schedule. As a result, the fund’s management fee rate generally decreases as the fund’s assets increase.
2	A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce the fund’s custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity® VIP Contrafund® Portfolio (Initial Class) 0.65%; Fidelity® VIP Contrafund® Portfolio (Service Class) 0.75%; and for Fidelity® VIP Growth Opportunities Portfolio (Service Class) 0.80%. These offsets may be discontinued at any time.
3	A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund’s expenses. Including this reduction, the total class operating expenses would have been 0.74%. These offsets may be discontinued at any time.
4	Goldman Sachs Funds Management, L.P., a subsidiary of The Goldman Sachs Group, Inc., was renamed Goldman Sachs Asset Management, L.P. (“GSAM”) effective at the end of April 2003 and assumed Goldman, Sachs & Co.’s (“Goldman Sachs”) investment advisory responsibilities under its Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Growth and Income, CORE U.S. Equity, Capital Growth and Mid Cap Value Funds. The fees payable under the Agreements, and the personnel who manage the Funds, did not change as a result of GSAM’s assumption of responsibilities. Pursuant to an Investment Management Agreement (collectively with the Agreement, the “Agreements”) Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM, serves as the investment adviser for the International Equity Fund. Under the Agreements, the respective adviser, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the adviser is entitled to a fee (“Management Fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets. Additionally, each adviser has voluntarily agreed to limit “Other Expenses” (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Effective December 22, 2003, each adviser has agreed to reduce the “Other Expense” limitation, as defined above, for the Goldman Sachs VIT Capital Growth Fund, Goldman Sachs VIT Growth and Income Fund, and the Goldman Sachs VIT International Equity Fund would be 0.11%, 0.11% and 0.16%, respectively of each fund’s average daily net assets, resulting in total expense for each such fund at a rate no higher than 0.90%, 0.90%, and 1.20%, respectively. Because of asset levels for the period ended December 31, 2003, there were no expense reductions and limitations for the Goldman Sachs VIT Mid Cap Value Fund or the Goldman Sachs VIT CORESM U.S. Equity Fund for the period covered by their annual reports. In no event would the “Other Expenses” for the Goldman Sachs VIT Mid Cap Value Fund or the Goldman Sachs VIT CORESM U.S. Equity Fund exceed 0.25% and 0.16%, respectively, of each fund’s average daily net assets. Except for the Mid Cap Value Fund, the Adviser has contractually agreed to maintain these expense limitation reductions through June 30, 2005. The expense limitation for the Goldman Sachs VIT Mid Cap Value Fund may be discontinued or modified by the Investment Adviser at its discretion at anytime.
5	Each series has an expense offset arrangement that reduces the series’ custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series’ expenses. “Other Expenses” do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, “Net Expenses” would be lower for certain series and would equal 0.86% for MFS® Emerging Growth Series and 1.03% for MFS® New Discovery Series.
6	MassMutual has agreed to bear expenses of the MML Blend Fund, MML Emerging Growth Fund, MML Equity Fund, MML Growth Equity Fund, MML Large Cap Value Fund, MML Managed Bond Fund, MML OTC 100 Fund, MML Small Cap Equity Fund and MML Small Cap Growth Equity Fund (other than the management fee, interest, taxes, brokerage commissions and extraordinary expenses) in excess of 0.11% of the average daily net asset value of the funds through April 30, 2005. The expenses shown for MML Emerging Growth Fund, MML Growth Equity Fund, MML Large Cap Value Fund, MML OTC 100 Fund and MML Small Cap Growth Equity Fund do not include this reimbursement. If this table did reflect these reimbursements, the Total Net Operating Expenses would be 1.16%, 0.91%, 0.91%, 0.56% and 1.18%, respectively. We did not reimburse any expenses of the MML Blend Fund, MML Equity Fund, MML Managed Bond Fund and MML Small Cap Equity Fund in 2003.
7	MassMutual has agreed to bear the expenses (other than the management and administrative fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of ..05% of the average daily net asset values through April 30, 2005. Such agreement cannot be terminated unilaterally by MassMutual. Currently, these expenses are less than this amount. In addition, MassMutual has agreed to waive certain administrative and shareholder service fees payable by the Fund on account of Class II shares. If this table had reflected this waiver, the Total Net Operating Expenses would have been 0.28%.
8	Prior to May 1, 2004, this fund was called Oppenheimer Multiple Strategies Fund/VA.

(See the fund prospectuses for more information.)

Fee Tables

The Company

Massachusetts Mutual Life Insurance Company (“MassMutual”) is a global, diversified financial services organization providing life insurance, long-term care insurance, annuities, disability income insurance, structured settlements and retirement and savings products to individual and institutional customers. The Company is organized as a mutual life insurance company.

In this prospectus we will also refer to the Company as “MassMutual”, “we”, “us”, or “our”.

The Company’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

The Strategic Variable Life® Plus Policy

General Overview

The policy is a contract between you (the owner) and MassMutual. In exchange for your premium payments, we agree to pay a death benefit to the beneficiary when the insured dies.

The policy provides premium payment and death benefit flexibility. It permits you to vary the frequency and amount of premium payments and to increase or decrease the policy’s selected face amount. The policy also offers you a choice of three death benefit options and you can, within limitations, change your death benefit option. You cannot, however, change the death benefit option after the policy anniversary nearest the insured’s 100th birthday.

Generally, you are not taxed on policy earnings until you take money out of the policy. In most cases, you will not be taxed on the amounts you take out until the total of all your withdrawals exceeds the amount of all your premium payments. This is known as tax deferral.

The policy is called variable life insurance because you can choose to allocate your net premium payments among various investment choices. Your choices include the funds listed in this prospectus and a Guaranteed Principal Account. Your account value and the amount of the death benefit we pay may vary depending on the investment performance of the funds you select, the interest we credit on the Guaranteed Principal Account, and the death benefit option you select.

When the insured dies, if the policy is still in force, we will pay the beneficiary a death benefit. The policy offers a number of death benefit payment methods.

This prospectus describes the policy. Since it is not intended to address all situations, the actual provisions of your policy will control. You should consult your policy for more information about its terms and conditions, and for any state specific variances that may apply to your policy.

Availability

The policy is available on a case basis. We may define a case as one person. All policies within a case are aggregated for purposes of determining policy dates, loan rates and underwriting requirements. If an individual owns the policy as part of an employer sponsored program, he or she may exercise all rights and privileges under the policy through their employer or other sponsoring entity acting as case administrator. After termination of the employment or other relationship, the individual may exercise such rights and privileges directly with MassMutual.

The minimum total selected face amount is $50,000 per policy. At the time of issue, the insured must be age 20 through age 85 as of his/her birthday nearest the policy date.

Employer Trust for the Group Policy

The Strategic Variable Life® Plus Trust (the “Employer Trust”) has been established in conjunction with a Rhode Island bank (the “Trustee”) for plan sponsors interested in obtaining insurance coverage in group form under

The Company/The Strategic Variable Life® Plus Policy

certificates. The group policy (group flexible premium variable life insurance policy) is issued to the employer trust by us in the state of Rhode Island, where the group policy has been filed and approved by the Commissioner of Insurance. The trustee is the owner of the group policy on behalf of the plan sponsors. The employer trust holds the group policy and distributes certificates to plan sponsors, thereby permitting plan sponsors to obtain insurance coverage on employees in accordance with the group insurance laws in effect in Rhode Island.

A participation agreement between the plan sponsor and us establishes and defines a plan sponsor’s status as a participant in the employer trust and its rights and obligations under the group policy. A plan sponsor applies to participate in the employer trust and applies to us for insurance upon the lives of eligible employees. If approved, we will issue a certificate for each Insured. All premiums are paid and all death benefits are paid by us to the beneficiary.

As of the date of this prospectus, the group policy and underlying certificates are only available in the states of Rhode Island and New Jersey.

Underwriting

We currently offer three different underwriting programs:

1.	Full underwriting;
2.	Simplified issue underwriting*; and
3.	Guaranteed issue underwriting*.

*In certain states, guaranteed issue underwriting may be referred to as “limited underwriting” and simplified issue underwriting may be referred to as “simplified underwriting.”

The Strategic Variable Life® Plus Policy

Owner, Insured, Beneficiary

Owner

The owner is the individual, corporation, partnership, trust or other entity who owns the policy, as shown on our records, and will generally make the choices that determine how the policy operates while it is in force. When we use the terms “you” or “your”, in this prospectus, we are referring to the owner.

Insured

The insured is the person on whose life the policy is issued. The insured is named in the application for the policy. We will not issue a policy for an insured who is more than 85 years old.

Beneficiary

The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Administrative Office. If an irrevocable beneficiary has been named, the owner must have their consent to change the beneficiary. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

Purchasing A Policy And Your Right To Cancel

Purchasing A Policy

To purchase a policy you must send us a completed application. The minimum initial selected face amount of a policy is currently $50,000. The owner selects, within our limits, the policy’s selected face amount. It is used to determine the amount of insurance coverage the policy provides while it is in force. The initial selected face amount is the selected face amount on the policy date. It will be listed on the first page of your policy.

We determine whether to accept or reject the application for the policy and the insured’s risk classification. Coverage under the policy generally becomes effective on the policy’s issue date. However, if we have not received the first premium and all documents necessary to process the premium by the issue date, coverage will not begin until the date those items are received, in good order, at our Administrative Office.

Your Right To A “Free Look”

You have the right to examine your policy. If you change your mind about owning it, generally, you may cancel it within 10 days of receiving it. If you cancel the policy we will issue you a refund. The free look period and the amount refunded may vary depending on your state’s requirements.

If you cancel the policy, we will pay a refund to you. The refund equals either:

•	any premium paid for the policy; plus
•	interest credited to the policy under the Guaranteed Principal Account; plus or minus
•	an amount that reflects the investment experience of the Separate Account Divisions to the date we receive your returned policy; minus
•	Any amounts you borrowed or withdrew,

or, where required by state law, all premiums paid, reduced by any amounts borrowed or withdrawn.

During the free look period, we will apply premium payments to the Oppenheimer Money Division.

To cancel the policy, return it to us at our Administrative Office, to the agent who sold the policy to you, or to one of our agency offices.

Owner, Insured, Beneficiary/Purchasing A Policy And Your Right To Cancel

Premiums

Premium Payments and Payment Plans

All premium payments should be sent to us either at our Administrative Office or at the address shown on the premium notice.

There are four premium concepts under the policy:

•	Minimum Case Premium
•	Minimum Net First Policy Premium
•	Planned Annual Premium
•	Annual Cutoff Policy Premium.

Minimum Case Premium

The minimum premium that we require for a case is $250,000 of first year annualized premium.

Minimum Net First Policy Premium

Generally, you determine the first premium you want to pay for the policy, but it must be at least equal to the minimum net first policy premium. The minimum net first policy premium is an amount equal to twelve (12) times the sum of the monthly charges for the first month.

You must pay the minimum net first policy premium and submit the application and all other required forms in good order to our Administrative Office before we will issue your policy.

Planned Annual Premium

You may elect in the application to pay an annual premium for your policy. We call this premium your planned annual premium. Your election of a planned annual premium forms the basis for the premium bills we send you. You may change the amount of your planned annual premium at any time.

The amount of your planned annual premium will depend on:

•	The selected face amount of the policy;
•	The insured’s age;
•	The insured’s gender;
•	The insured’s tobacco use classification; and
•	The amount of the first premium paid.

There is no penalty if you do not pay the planned annual premium.

If a planned premium payment is not made, the policy will not necessarily terminate. Conversely, making planned annual premium payments does not guarantee the policy will remain in force. Even if you pay planned annual premiums, the policy will terminate if the account value becomes insufficient to pay monthly charges and the grace period expires without sufficient payment, unless your policy meets the safety test.

Annual Cutoff Policy Premium

The annual cutoff policy premium for your policy establishes a threshold for your policy’s sales loads. If you pay premiums that are below the annual cutoff policy premium, a higher sales load will result than if you pay premiums that exceed the annual cutoff policy premium.

We set the annual cutoff policy premium on the date we issue your policy. The amount of the annual cutoff policy premium depends on:

•	The initial selected face amount of the policy;
•	The insured’s age;
•	The insured’s gender; and
•	The insured’s tobacco use classification

The following table shows the annual cutoff policy premium at certain ages for a policy with a selected face amount of $100,000 in all years, under Death Benefit Option 1.

Annual Cutoff Policy Premium Level $100,000 Selected Face Amount (Death Benefit Option 1)

	Issue Age
Class	Age	Age	Age
	25	40	55
Male Tobacco	$3,247	$5,315	$8,496
Female Tobacco	$2,666	$4,395	$6,955
Unisex Tobacco	$3,132	$5,131	$8,175
Male Non-Tobacco	$2,639	$4,363	$7,183
Female Non-Tobacco	$2,342	$3,883	$6,325
Unisex Non-Tobacco	$2,580	$4,267	$7,009
Male UniTobacco	$2,867	$4,705	$7,593
Female UniTobacco	$2,431	$4,016	$6,450
Unisex UniTobacco	$2,780	$4,567	$7,359

Premiums

Premium Flexibility

While your policy is in force, you may pay premiums at any time before the death of the insured subject to certain restrictions. There are no required premium payments; however, you may elect to set-up a “Planned Annual Premium” payment plan. Premium payment plans are discussed above in the Premium Payments and Payment Plans section.

The minimum premium payment we will accept is $100.00.

In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC). If so, we will follow these procedures:

•	For an unbilled subsequent premium payment, we will credit only that part of your premium payment to your policy that will not cause it to become a modified endowment contract, unless you’ve previously told us in writing that you want your policy to become a MEC. We will refund any remaining premium that we cannot apply and return it to you.
•	If we receive this subsequent premium payment within 21 days prior to your policy anniversary date and we have billed you for a planned premium due on or about the policy anniversary date, this payment will not be in good order. We’ll hold the payment and we will contact you for instructions on how to apply the payment.
•	If we receive the subsequent premium payment within 10 days prior to your policy anniversary date and we’ve billed you for a planned premium due on or about the policy anniversary date, such premium payment will not be in good order, and we’ll hold this premium payment. We will credit it to your policy on the policy anniversary date. If the policy anniversary date is not a valuation date, then the payment will be credited on the next valuation date following your policy anniversary. In such case, we will notify you of our action after we credit your premium payment.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period.

Premium Limitations

The Internal Revenue Code (IRC) has limits on the amount of money you may put into a life insurance contract and still meet the IRC’s definition of life insurance for tax purposes. There are two tests under the IRC rules that are used to determine if a policy meets the IRC guidelines:

•	The Cash Value Accumulation Test, and
•	The Guideline Premium Test.

If you choose the Guideline Premium Test, the maximum premium payment we will accept will be stated in your policy’s specification pages. Regardless of whether you choose the Guideline Premium Test or the Cash Value Accumulation Test, we have the right to refund a premium paid in any year if it will increase the net amount at risk under the policy. Premium payments should be sent to our Administrative Office or to the address indicated for payment on the premium reminder notice.

How and When Your Premium Is Allocated

Net Premium

Net premium is a premium payment received in good order and accepted by us minus the sales load, premium tax charges and deferred acquisition cost tax charges.

Good order means that all the necessary documents and forms are complete and in our possession.

The net premium is allocated among the Separate Account Divisions and the Guaranteed Principal Account according to your current instructions and subject to our current allocation rules.

Net Premium Allocation

When applying for the policy, you choose the percentages of your net premiums to be allocated among the Separate Account Divisions and the Guaranteed Principal Account. You may choose any percentages (rounded to two decimal places) as long as the total is 100%. You may allocate net premium payments to a maximum of twenty-one (21) Separate Account Divisions and the Guaranteed Principal Account at any time.*

Premiums

You may change your allocation of future net premiums at any time without charge by written request or by any other means acceptable to us, including, but not limited to, requests by telephone, facsimile, electronic mail or the internet. To allocate net premiums or to transfer account value to a twenty-second division of the Separate Account, you must transfer 100% of the account value from one or more of your twenty-one (21) selected Separate Account Divisions.

*	We reserve the right to limit the number of Separate Account Divisions to which You can allocate Your net premiums if the limitation is necessary to protect Your policy’s status as life insurance under federal tax law.

When Net Premium is Allocated

During the free look period, we will apply your first net premium to the Oppenheimer Money Division, provided the premium equals or exceeds the minimum net first policy premium.

At the later of the end of the free look period or the date we receive proper notice that you received your policy, we will allocate your account value among the Guaranteed Principal Account and/or Separate Account Divisions according to your instructions and subject to our current allocation rules.

Premiums

Investment Choices

The Separate Account

The part of your premium that you invest in the variable investment divisions is held in an account that is separate from the general assets of the Company. This account is called the Massachusetts Mutual Variable Life Separate Account I. In this prospectus we will refer to it simply as the “Separate Account.”

We established the Separate Account on July 13, 1988, according to the laws of the Commonwealth of Massachusetts. We registered it with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account exists to keep your life insurance assets separate from our other company assets. As such, any income, gains, or losses credited to, or charged against, the Separate Account reflect only the Separate Account’s own investment experience. At no time will the Separate Account reflect the investment experience of the Company’s other assets.

We may not use the assets in the Separate Account to pay any liabilities of the Company other than those arising from the policies. We may, however, transfer to our general investment account any assets that exceed anticipated obligations of the Separate Account. We are required to pay, from our general assets, if necessary, all amounts promised under the policies.

We have established a segment within the Separate Account to receive and invest premium payments for the Strategic Variable Life® Plus policies. When we talk about the Separate Account in this prospectus, we are specifically referring to the Strategic Variable Life® Plus segment of the Separate Account.

Currently, the Strategic Variable Life® Plus segment of the Separate Account is divided into 42 divisions. Each division purchases shares in a corresponding fund. The underlying funds are listed in the next section.

Some of the underlying funds offered are similar to mutual funds offered in the retail marketplace. They may have the same investment objectives and portfolio managers as the retail funds. The funds offered in the Strategic Variable Life® Plus policy, however, are set up exclusively for variable annuity and variable life insurance products. Their shares are not offered for sale to the general public and their performance results will differ from the performance of the retail funds.

Investment Choices

Following is a table listing the investment funds in which the divisions of the Separate Account invest, information on each fund’s adviser and sub-adviser if applicable, as well as the investment objective of the fund being offered. More detailed information concerning the funds and their investment objectives, strategies, policies, risks and expenses is contained in each fund’s prospectuses. A copy of each underlying fund’s prospectus is attached to this prospectus. You can obtain additional copies of these prospectuses by contacting our Administrative Office at 1-800-665-2654.

Administrative, Marketing and Support Service Fees. MassMutual has entered into arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the underlying funds pursuant to which MassMutual receives payments for providing administrative, marketing or other support services to the funds. These payments may be used for any corporate purpose, including payment of expenses that MassMutual incurs in promoting, issuing, distributing and administering the policies.

The arrangements with the underlying funds may vary and may include payments made pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The payments are generally based on an annual percentage of the average net assets held in that fund by MassMutual and its affiliates. Currently, on an annual basis, the payments range from 0.08% to 0.30% of the assets of the underlying fund attributable to the policies. These payments may be significant.

Investment Funds in Which the Divisions Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
American Century® Variable Portfolios, Inc.

American Century VP Income & Growth Fund	Adviser: American Century Investment Management, Inc. (“American Century”) Sub-Adviser: N/A	Seeks growth of capital by investing in common stocks. Income is a secondary objective. The fund pursues a total return and dividend yield that exceed those of the S&P 500® Index by investing in stocks of companies with strong expected returns.

American Century VP International Fund	Adviser: American Century Investment Management, Inc. (“American Century”) Sub-Adviser: N/A	Seeks capital growth by investing mainly in stocks of foreign companies in developed countries with very high earnings potential and revenue growth. International investing involves special risks including political instability and currency fluctuations.

American Century VP Value Fund	Adviser: American Century Investment Management, Inc. (“American Century”) Sub-Adviser: N/A	Seeks long-term capital growth by investing primarily in common stocks of companies believed to be undervalued at the time of purchase. Income is a secondary objective.

Investment Choices

Investment Funds in Which the Divisions Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
Fidelity® Variable Insurance Products (“VIP”) Fund

Fidelity® VIP Contrafund® Portfolio (Service Class)	Adviser: Fidelity Management & Research Company (“FMR”) Sub-Adviser: FMR Co., Inc.	Seeks long-term capital appreciation as its investment objective. The fund’s principal investment strategies include: Normally investing primarily in common stocks; Investing in securities of companies whose value it believes is not fully recognized by the public; Investing in domestic and foreign issuers; Investing in either “growth” stocks or “value” stocks or both; Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments; Potentially using other investment strategies to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Fidelity® VIP Growth Portfolio (Service Class)	Adviser: Fidelity Management & Research Company (“FMR”) Sub-Adviser: FMR Co., Inc.	Seeks to achieve capital appreciation as its investment objective. The fund’s principal investment strategies include: Normally investing primarily in common stocks; Investing in companies that it believes have above-average growth potential (stocks of these companies are often called “growth” stocks); Investing in domestic and foreign issuers; Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments; Potentially using other investment strategies to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT Capital Growth Fund	Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	Seeks long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase in a diversified portfolio of equity investments that are considered by the investment adviser to have long-term capital appreciation potential.

Goldman Sachs VIT CORESM U.S. Equity Fund	Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	Seeks long-term growth of capital and dividend income. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

Investment Choices

Investment Funds in Which the Divisions Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
Goldman Sachs Variable Insurance Trust (Continued)

Goldman Sachs VIT Growth & Income Fund	Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	Seeks long-term growth of capital and growth of income. The Fund invests, under normal circumstances, at least 65% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in equity investments that are considered by the investment adviser to have favorable prospects for capital appreciation and/or dividend-paying ability.

Goldman Sachs VIT International Equity Fund	Adviser: Goldman Sachs Asset Management International Sub-Adviser: N/A	Seeks long-term capital appreciation. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States.

Goldman Sachs VIT Mid Cap Value Fund	Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	Seeks long-term capital appreciation. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowing for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments in mid-capitalization issuers within the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to sell the security.

Janus Aspen Series

Janus Aspen Balanced Portfolio (Institutional)	Adviser: Janus Capital Sub-Adviser: N/A	Seeks long-term capital growth consistent with preservation of capital and balanced by current income by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The portfolio will normally invest at least 25% of its assets in fixed-income securities.

Janus Aspen Capital Appreciation Portfolio (Institutional)	Adviser: Janus Capital Sub-Adviser: N/A	Seeks long-term growth of capital. The portfolio invests primarily in common stocks selected for their growth potential. It may invest in companies of any size, from larger, well-established companies to smaller, emerging-growth companies.

Investment Choices

Investment Funds in Which the Divisions Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
Janus Aspen Series (Continued)

Janus Aspen Worldwide Growth Portfolio (Institutional)	Adviser: Janus Capital Sub-Adviser: N/A	Seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country.

MFS® Variable Insurance TrustSM

MFS® Emerging Growth Series	Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	Seeks long-term growth of capital. It normally invests at least 65% of its net assets in common stocks and related securities of emerging-growth companies of all sizes.

MFS® New Discovery Series	Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	Seeks capital appreciation. It normally invests 65% of its net assets in equity securities of smaller emerging-growth companies.

MFS® Research Series	Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	Seeks long-term growth of capital and future income. It normally invests at least 80% of its net assets in common stocks and related securities of companies believed to have favorable prospects for long-term growth.

MML Series Investment Fund

MML Blend Fund	Adviser: MassMutual Sub-Adviser: David L. Babson & Company Inc.	Seeks to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital.

MML Emerging Growth Fund	Adviser: MassMutual Sub-Adviser: RS Investment Management, L.P.	Seeks capital appreciation.

MML Equity Fund	Adviser: MassMutual Sub-Adviser: David L. Babson & Company Inc. and Alliance Capital Management L.P.	Seeks as its primary objective to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate.

MML Equity Index Fund (Class II)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index[1].

MML Growth Equity Fund	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.

MML Large Cap Value Fund	Adviser: MassMutual Sub-Adviser: Davis Selected Advisers, L.P.	Seeks both capital growth and income.

Investment Choices

Investment Funds in Which the Divisions Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
MML Series Investment Fund (Continued)

MML Managed Bond Fund	Adviser: MassMutual Sub-Adviser: David L. Babson & Company Inc.	Seeks to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital.

MML OTC 100 Fund	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Seeks to approximate as closely as practicable (before fees and expenses) the total return of the 100 largest publicly traded over-the-counter common stocks.

MML Small Cap Equity Fund	Adviser: MassMutual Sub-Adviser: David L. Babson & Company Inc.	Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

MML Small Cap Growth Equity Fund	Adviser: MassMutual Sub-Adviser: Waddell & Reed Investment Management Company, and Wellington Management Company, LLP	Seeks long-term capital appreciation.

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks capital appreciation by investing in “growth type” companies.

Oppenheimer Balanced Fund/VA2	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

Oppenheimer Bond Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks a high level of current income with a secondary objective to seek capital appreciation when consistent with its primary objective.

Oppenheimer Capital Appreciation Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks capital appreciation by investing mainly in equity securities of well-known, established companies.

Oppenheimer Global Securities Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks long-term capital appreciation. The fund invests a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations considered to have appreciation possibilities.

Oppenheimer High Income Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks a high level of current income from investment in high-yield fixed-income securities.

Oppenheimer Main Street® Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks high total return (which includes share-value growth and current income) from equity and debt securities.

Oppenheimer Main Street® Small Cap Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks capital appreciation.

Oppenheimer Money Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks maximum current income from investments in money market securities consistent with low capital risk and maintenance of liquidity.

Investment Choices

Investment Funds in Which the Divisions Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
Oppenheimer Variable Account Funds (Continued)

Oppenheimer Strategic Bond Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks a high level of current income principally derived from interest on debt securities.

Panorama Series Fund, Inc.

Oppenheimer International Growth Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States.

Panorama Growth Portfolio	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks high total return.

Panorama Total Return Portfolio	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions.

T. Rowe Price Equity Series, Inc.

T. Rowe Price Mid-Cap Growth Portfolio*	Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	Seeks long-term capital appreciation through investment in stocks of mid-cap companies with potential for above-average earnings growth. T. Rowe Price defines mid-cap companies as those with market capitalizations within the range of companies in the S&P Mid-Cap 400® Index or the Russell Midcap® Growth Index.

T. Rowe Price New America Growth Portfolio	Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	Seeks long-term growth of capital by investing primarily in the common stocks of U.S. companies operating in sectors believed to be the fastest growing in the U.S.

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio	Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	Seeks a high level of income consistent with moderate fluctuation in principal value. The portfolio invests primarily in investment-grade bonds with an average effective maturity not exceeding five years. Up to 10% of the portfolio’s assets may be invested in below-investment-grade securities, commonly referred to as “junk bonds”, in an effort to enhance yield.

* Not available as an investment option for policies with a policy date of May 1, 2004 or later.

1	The S&P 500® Index is the Standard & Poor’s Composite Index of 500 stocks, an unmanaged index of common stock prices. The index does not reflect any fees or expenses. Standard & Poor’s is a division of The McGraw-Hill Companies, Inc. The S&P 500 Index is a registered trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s or The McGraw-Hill Companies, Inc.
2	Prior to May 1, 2004, this Fund was called Oppenheimer Multiple Strategies Fund/VA.

For internal use: In the heading, there is a reference to Divisions “Investment Funds in Which the Divisions Purchase Shares”. Your prospectus may use the term Sub-accounts, so you will want to edit that word as needed after the fund companies have signed off.

Investment Choices

The Guaranteed Principal Account

You may allocate some or all of the net premiums to the Guaranteed Principal Account. You may also transfer value from the Separate Account to the Guaranteed Principal Account.

Amounts allocated to the Guaranteed Principal Account become part of our general investment account. You do not participate in the investment performance of the assets in our general investment account. Instead, we guarantee that amounts allocated to the Guaranteed Principal Account, in excess of policy debt, will earn interest at a minimum rate of 3% per year.

For amounts in the Guaranteed Principal Account equal to any policy debt, the guaranteed minimum interest rate per year is the greater of:

•	3%, or
•	the policy loan rate less the current loan interest rate expense charge.

We may credit a higher rate of interest at our discretion.

Investment Choices

Policy Value

How The Value of your Policy is Calculated

Your value of your policy is called its account value. The account value has two components:

1.	the variable account value, and
2.	the Guaranteed Principal Account value.

We will calculate your policy value on each valuation date.

Variable Account Value

The variable account value is the sum of your values in each of the Separate Account Divisions. It reflects:

•	net premiums allocated to the Separate Account Divisions;
•	transfers to the Separate Account Divisions from the Guaranteed Principal Account;
•	transfers and withdrawals from the Separate Account Divisions;
•	fees and charges deducted from the Separate Account Divisions; and
•	the net investment experience of the Separate Account Divisions.

Transactions in the Separate Account Divisions are all reflected through the purchase and sale of “accumulation units”. For instance, before we invest your net premium payment in a division, we convert your net premium payment into accumulation units and then purchase an appropriate number of shares in the underlying fund.

Net Investment Experience.    The net investment experience of the variable account value is reflected in the value of the accumulation units.

Every valuation date we determine the value of an accumulation unit for each of the Separate Account Divisions. Changes in the accumulation unit value reflect the investment performance of the underlying fund as well as deductions for the mortality and expense risk charge, and fund expenses.

The value of an accumulation unit may go up or down from valuation date to valuation date.

When you make a premium payment, we credit your policy with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the premium payment allocated to a division by the value of the accumulation unit for that Separate Account Division. When you make a withdrawal, we deduct accumulation units representing the withdrawal amount from your policy. We deduct accumulation units for insurance and other policy charges.

We calculate the value of an accumulation unit for each division at the close of each valuation date. Any change in the accumulation unit value will be reflected in your policy’s account value.

Purchase and Sale of Accumulation Units.

The purchase and sale of accumulation units will affect your account value in the Separate Account Divisions. If we receive a premium payment or a written request that cause us to purchase or sell accumulation units, and we receive that premium payment or request before the valuation time on a valuation date, accumulation units will be purchased or sold as of that valuation date.

Otherwise, accumulation units will be purchased or sold as of the next following valuation date.

Guaranteed Principal Account Value

The Guaranteed Principal Account value is the accumulation at interest of:

•	net premiums allocated to the Guaranteed Principal Account; plus
•	amounts transferred into the Guaranteed Principal Account from the Separate Account Divisions; minus
•	amounts transferred or withdrawn from the Guaranteed Principal Account; minus
•	monthly charges deducted from the Guaranteed Principal Account.

Policy Value

Interest on the Guaranteed Principal Account

The Guaranteed Principal Account value earns interest at an effective annual rate, credited daily.

For the part of the Guaranteed Principal Account value equal to any policy loan, the daily interest rate we use is the daily equivalent of the greater of:

•	the annual policy loan interest rate in effect minus the loan interest rate expense charge; or
•	3%.

For the part of the Guaranteed Principal Account value in excess of any policy loan, the daily rate we use is the daily equivalent of the greater of:

•	the current interest rate we declare; or
•	the guaranteed interest rate of 3%.

Policy Termination and Reinstatement

The policy will not terminate simply because you do not make planned premium payments. Nor will making planned premium payments guarantee that the policy will remain in force. If the policy does terminate, you may be permitted to reinstate it.

Policy termination could have adverse tax consequences for you. To avoid policy termination and potential tax consequences in these situations, you may need to make substantial premium payments or loan repayments to keep your policy in force. For more information on the effect of policy termination, refer to the Federal Income Tax Considerations section.

Policy Termination

We will not terminate your policy for failure to pay premiums. However, we will terminate your policy if on a monthly calculation date:

•	the account value less any policy debt is insufficient to cover the total monthly charges due, and
•	your policy does not meet the safety test.

Your policy will then enter a 61-day grace period.

Grace Period

Before your policy terminates, we allow a grace period during which you must pay the amount of premium needed to avoid termination. We will mail you a notice stating this amount.

The grace period begins on the date the monthly charges are due. It ends on the later of:

•	61 days after the date it begins, and
•	31 days after we mail you the notice.

During the grace period, the policy will stay in force. If the insured dies during this period and the necessary premium has not been paid, we will pay the death benefit proceeds, reduced by the amount of the unpaid premium.

If we do not receive the required payment by the end of the grace period, the policy will terminate without value.

Safety Test

The safety test is a lapse protection feature. If met, this test allows your policy to stay in force for a period of time even if there is insufficient account value to cover the monthly charges. You may not elect Death Benefit Option 2 or 3, and the insured may not be in a substandard rating class for the safety test to apply.

Your policy meets the safety test on any given monthly calculation date if:

•	the sum of premiums paid; less
•	any amounts withdrawn; less
•	any rider charges, if applicable;

equals or exceeds

•	the sum of monthly safety test premiums on that monthly calculation date and all prior monthly calculation dates during the safety test period.

The safety test premiums will be shown on your policy specification page and will equal the equivalent Guideline Level Premium for a policy without any riders attached. Any change in the policy’s selected face amount will result in a new safety test premium being calculated.

If your policy debt exceeds account value, your policy will fail the safety test.

The safety test only applies during the safety test period, which starts on the policy date and expires on the safety test’s expiration date. The safety test’s expiration date is the later of the policy anniversary nearest the insured’s 70th birthday, or the tenth policy anniversary.

The safety test is not available in New York.

Policy Value

Safety Test Grace Period

If your policy does not meet the safety test on any given monthly calculation date, we will mail you, and any assignee indicated on our records, a written notice. This notice states the premium amount you need to pay to prevent termination of the safety test. The safety test will expire 31 days after we mail this written notice, unless you send in the required premium payment. Once the safety test terminates, you cannot reinstate it.

Reinstating Your Policy

For a period of five (5) years after termination, you can request that we reinstate the policy during the insured’s lifetime. We will not reinstate the policy if it has been surrendered for its cash surrender value.

Before we reinstate the policy, we must receive the following:

•	a premium payment that will produce an account value equal to 3 times the total monthly charges for the policy on the monthly calculation date on or next following the date of reinstatement;
•	evidence of insurability satisfactory to us; and
•	if applicable, a signed acknowledgement that the policy has become a modified endowment contract.

If you reinstate your policy, your policy’s selected face amount will be the same as if the policy had not terminated. The safety test will not apply to policies that we reinstate.

If you reinstate your policy, it may become a “modified endowment contract” under current federal law. Please consult your tax adviser. More information on modified endowment contracts is included in the Federal Income Tax Considerations section.

Policy Value

Policy Transactions

While your policy is in force you may allocate account value among the Separate Account Divisions and to or from the Guaranteed Principal Account. You may also borrow against the policy, make withdrawals from it, or surrender it completely. These transactions are discussed below.

All transaction requests must be submitted to our Administrative Office.

Transfers

You may transfer all or part of the account value among the policy’s Separate Account Divisions and the Guaranteed Principal Account. Transfers are effective on the valuation date we receive your request in good order at our Administrative Office. If we receive your request in good order on a non-valuation date or after the close of a valuation date, your transfer request will be effective on the next valuation date.

You can make transfers by written request or by any other means acceptable to us, including, but not limited to, requests by telephone, facsimile, electronic mail or the internet. In your transfer request, you must indicate the dollar amount or the percentage (rounded to two decimal places) you wish to transfer. There is no limit on the number of transfers you may make from the Separate Account Divisions.

You may maintain account value in a maximum of twenty-one (21) Separate Account Divisions and the Guaranteed Principal Account at any one time. If you want to transfer net premium or transfer account value to a twenty-second Division, you must transfer 100% of the account value from one or more of the twenty-one (21) active Separate Account Divisions.*

You may transfer all account value in the Separate Account to the Guaranteed Principal Account at any time without incurring a fee. The transfer will take effect when we receive your signed, written request.

* We reserve the right to limit the number of Separate Account Divisions to which you can allocate your account value if the limitation is necessary to protect your account value if the limitation is necessary to protect your policy’s status as life insurance under federal tax law.

We will consider all transfers made on one valuation date to be one transfer.

We currently do not charge a fee for transfers. We, however, reserve the right to charge a fee for transfers if there are more than six (6) transfers in a policy year. This fee will not exceed $10 per transfer.

You may only transfer account value from the Guaranteed Principal Account to the Separate Account once per policy year. This transfer must occur within the 31-day period following your policy anniversary date. This transfer may not exceed 25% of your account value in the Guaranteed Principal Account at the time of your transfer. For purposes of this transfer restriction, your account value in the Guaranteed Principal Account does not include policy debt. However, you may transfer 100% of your account value in the Guaranteed Principal Account to the Separate Account if:

•	you have transferred 25% of your account value in the Guaranteed Principal Account in each of the previous three (3) policy years, and
•	you have not allocated premium payments or made transfers to the Guaranteed Principal Account during any of the previous three (3) policy years, except as a result of a policy loan.

You cannot transfer Guaranteed Principal Account value equal to any policy debt.

Limits on Frequent Trading and Market Timing Activity

This policy and its investment options are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:

•	by requiring the fund to keep more of its assets liquid rather than investing them for long term growth, resulting in lost investment opportunity; and
•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all policyowners

Policy Transactions

and beneficiaries under the policy, including long-term policyholders who do not engage in these activities. Therefore, organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this policy.

We have adopted policies and procedures to help us identify those individuals or entities who we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of funds among the divisions of the Separate Account, there can be no assurance that we will be able to identify all those who trade frequently or employ a market timing strategy and curtail their trading in every instance.

If we, or the investment adviser to any of the funds available with this policy, determine that a policyowner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will take restrictive action. Such action includes, but is not limited to:

•	not accepting transfer instructions from a policyowner or other person authorized to conduct a transfer;
•	restricting the ability to submit transfer requests by overnight mail, facsimile transmissions, the telephone, our website or any other type of electronic medium;
•	limiting the amount of transfer requests that can be made during a policy year; and
•	requiring the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of that fund.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, we will return the policy value to the investment option from which the transfer was attempted as of the valuation date your transfer request is rejected. We may, among other things , then require you to resubmit the rejected transfer by regular mail only.

Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any transfer request to a division if the division’s investment in the corresponding fund is not accepted for any reason.

We have the right to terminate, suspend or modify these provisions.

Withdrawals

After your policy has been in force for six (6) months, you can withdraw value from your policy on any monthly calculation date. You must send a written request to our Administrative Office.

•	Minimum withdrawal amount: $100 (before deducting the withdrawal charge).
•	Maximum withdrawal amount: Account value, less policy debt, less an amount equal to twelve (12) multiplied by the most recent monthly charges for the policy.

You must specify in your request the investment options from which your want the withdrawal made and the dollar amount you want withdrawn from each. If you do not specify, the withdrawal will be deducted in proportion to the values in each Separate Account Division and the Guaranteed Principal Account. The withdrawal amount from each Separate Account Division and the Guaranteed Principal Account may not exceed the non-loaned account value allocated to each as of the date of the withdrawal.

We deduct a charge of 2.0% of the amount you withdraw. This charge will not exceed $25.00. We will reduce your account value by the amount of the withdrawal. If necessary, we will reduce your policy’s selected face amount to prevent an increase in the amount at risk, unless you provide us with satisfactory evidence of insurability. Withdrawals may have tax consequences.

Withdrawals will be effective on the valuation date we receive your request in good order at our Administrative Office. We will pay any withdrawal amounts within 7 days of the withdrawal effective date unless we are required to suspend or postpone withdrawal payments. (See Other Policy Rights and Limitations).

Surrenders

You may surrender your policy to us at any time while the policy is in force and the insured is alive. We will pay you its cash surrender value.

Policy Transactions

The cash surrender value is equal to:

•	the account value; minus
•	any outstanding policy debt; plus
•	the refund of sales load, if applicable.

There is no surrender charge.

If you surrender your policy within the first two policy years, we will refund a portion of the sales load as part of the cash surrender value. If you surrender your policy in the first policy year, we will refund 65% of the sales load collected for that year. If you surrender your policy in the second policy year, we will refund 30% of the sales load collected in the first policy year.

The surrender will be effective on the valuation date we receive the policy and a written surrender request at our Administrative Office, unless you select a later effective date. If, however, we receive your surrender request on a date that is not a valuation date or after a valuation time, then your surrender will be effective on the next valuation date.

We will pay any surrender amounts within 7 days of the surrender effective date, unless we are required to suspend or postpone surrender payments. (Please refer to Other Policy Rights and Limitations).

The policy terminates as of the effective date of the surrender and cannot be reinstated.

Loans

You may take a loan from the policy at any time while the insured is living. We charge interest on policy loans and it may be added to the policy debt. We refer to all outstanding loans plus accrued interest as “policy debt.” You may repay all or part of your policy debt, but you are not required to do so. We will deduct any outstanding debt from the proceeds payable at death or the surrender of the policy.

The maximum loan amount is equal to:

•	100% of your account value at the time of the loan; minus
•	any outstanding policy debt before the new loan; minus
•	interest on the loan being made and on any outstanding policy debt to the next policy anniversary date; minus

•	an amount equal to the most recent monthly charges for the policy multiplied by the number of monthly calculation dates remaining from the date the loan is made up to and including the next policy anniversary date.

Taking a loan from your policy has several risks:

•	it may increase the risk that your policy will terminate;
•	it will have a permanent effect on your policy’s cash surrender value;
•	it will reduce the death proceeds; and
•	it has potential adverse tax consequences.

These tax consequences are discussed in the Federal Income Tax Considerations section.

Loan Procedures

Requesting a Loan

•	To take a loan, you must send a written request to our Administrative Office.
•	You must assign the policy to us as collateral for the loan.

Payment of Proceeds

Loans will be effective on the valuation date we receive your written request and all other required documents in good order at our Administrative Office.

On the effective date of the loan, we deduct your requested loan amount from the Separate Account Divisions and the Guaranteed Principal Account in proportion to the non-loaned account value of each. We liquidate accumulation units in the Separate Account Divisions and transfer the resulting dollar amounts to the Guaranteed Principal Account. These dollar amounts become part of the loaned portion of the Guaranteed Principal Account. You may not borrow from the loaned portion of the Guaranteed Principal Account.

We will pay any loan amounts within 7 days of the loan effective date, unless we are required to suspend or postpone loan amounts. (Please refer to Other Policy Rights and Limitations.)

Interest Credited on the Loaned Value

When you take a loan, we transfer an amount equal to the loan to the loan section of the

Policy Transactions

Guaranteed Principal Account. This amount earns interest at a rate equal to the greater of:

•	3%, or
•	the policy loan interest rate less the loan interest rate expense charge.

The current loan interest rate expense charge varies by policy year as follows:

•	Policy years 1 through 15: 0.75%
•	Policy years 16 through 30: 0.55%
•	Policy years 31 and thereafter: 0.45%

This charge will not exceed 3.00% (2.00% in New York).

Loan Interest Rate

At the time you apply for the policy, you may select a loan interest rate of 6% per year or, where permitted, an adjustable loan rate. All policies within a case must have the same fixed or adjustable loan rate. Each year we set the adjustable rate that will apply for the next policy year. The maximum loan rate is based on the monthly average of the composite yield on seasoned corporate bonds as published by Moody’s Investors Service, Inc. If this Moody’s Investors Service, Inc. is no longer published, we will use a similar average as approved by the insurance department of the state in which your contract was issued.

The maximum rate is the greater of:

•	the published monthly average for the calendar month ending two months before the policy year begins; or
•	5%.

We will increase the rate if the maximum limit is at least  1/2% higher than the rate in effect for the previous year. We will decrease the rate if the maximum limit is at least  1/2% lower than the rate in effect for the previous year.

Interest on policy loans accrues daily and becomes part of the policy debt as it accrues. Interest is due on each policy anniversary. If you do not pay the interest when it is due, we will add the interest to the loan, and it will bear interest at the same rate. We treat any interest capitalized on a policy anniversary the same as a new loan. We will deduct this capitalized interest from the Separate Account Divisions and the Guaranteed Principal Account in proportion to the non-loaned account value in each.

Effect of a Loan on the Values of the Policy

A policy loan affects policy values since we reduce the death benefit and cash surrender value by the amount of the policy debt.

As long as a loan is outstanding, a portion of the policy account value equal to the loan is invested in the Guaranteed Principal Account. This amount does not participate in the investment performance of the Separate Account.

Policy debt must not exceed your account value. If this limit is reached, we may terminate the policy, even if your policy meets the safety test. If we terminate your policy for this reason, we will notify you (and any assignee shown on our records) in writing. The section on Policy Termination explains more completely what will happen if your policy is at risk of terminating.

Repayment of Loans

You may repay all or part of your policy debt at any time while the insured is living and while the policy is in force. We will increase the death benefit and cash surrender value under the policy by the amount of the repayment.

We will apply your loan repayments on the valuation date they are received at our Administrative Office, in good order. Upon repayment, we will transfer values equal to the repayment from the loaned portion of the Guaranteed Principal Account to the non-loaned portion of the Guaranteed Principal Account and the applicable Separate Account Division(s). We will transfer the repayment in proportion to the non-loaned value in each Separate Account Division and/or the Guaranteed Principal Account at the time of repayment.

If you do not repay the loan, we deduct the loan amount due from the cash surrender value or the death benefit.

Policy Transactions

Death Benefit

If the insured dies while the policy is in force, we will pay the death benefit to the named beneficiary.

The death benefit will be the amount provided by the death benefit option in effect on the date of death, reduced by any outstanding policy debt, and any unpaid premium needed to avoid termination. The death benefit is calculated as of the date of the insured’s death.

The minimum death benefit for your policy is based on your policy’s account value as described below.

Minimum Death Benefit

In order to qualify as life insurance under Internal Revenue Code Section 7702, the policy must have a minimum death benefit that is determined by one of two compliance tests. You choose the test when you apply for the policy. You cannot change your choice of test after the policy is issued.

Cash Value Accumulation Test. Under this test the minimum death benefit is equal to a multiple of the account value. The multiple factor depends on the insured’s:

•	gender,
•	attained age, and
•	tobacco classification.

Guideline Premium Test. Under this test the minimum death benefit also is equal to a multiple of the account value, but the multiple factor varies only by the attained age of the insured.

The multiple factors for the Cash Value Accumulation Test and the Guideline Premium Test are shown in the policy and are included in Appendix B to this prospectus.

Your choice of the Guideline Premium Test or the Cash Value Accumulation Test will depend on how you intend to pay premiums. You should review policy illustrations of both approaches with your financial representative to determine how the policy works under each test, and which is best for you.

Death Benefit Options

When you apply for the policy you must choose a selected face amount and death benefit option. We offer three death benefit options:

•	Death Benefit Option 1 — the death benefit is the greater of:

(a)	the selected face amount in effect on the date of death; or
(b)	the minimum face amount in effect on the date of death.

•	Death Benefit Option 2 — the death benefit is the greater of:

(a)	the sum of the selected face amount in effect on the date of death plus the account value on the date of death; or
(b)	the minimum face amount in effect on the date of death.

•	Death Benefit Option 3 — the death benefit is the greater of:

(a)	the sum of the selected face amount in effect on the date of death, plus the sum of all premiums paid, less withdrawals; or
(b)	the selected face amount in effect on the date of death; or
(c)	the minimum face amount in effect on the date of death.

If the insured dies while the policy is in force, we will pay the death benefit based on the option in effect on the date of death, with the following adjustments:

•	We add the part of any monthly charges that apply for the period beyond the date of death; and
•	We deduct any policy debt outstanding on the date of death; and
•	We deduct any monthly charges unpaid as of the date of death.

You should note that under Death Benefit Options 1 and 3, the death benefit amount is not affected by your policy’s investment experience unless the death benefit is based on the minimum face amount. Under Death Benefit Option 2, the death benefit amount may increase or decrease depending on investment experience.

Death Benefit

We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective. The interest rate equals the rate determined under the interest payment option.

Example:    The following example shows how the death benefit may vary as a result of investment performance and Death Benefit Option in effect on the date of death.

	Policy A	Policy B
(a)Selected face amount:	$100,000	$100,000
(b)Account value on date of death, plus refund of sales load, if applicable:	$40,000	$50,000
(c)Sum of premiums less withdrawals:	$30,000	$40,000
(d)Minimum face amount percentage on date of death:	240%	240%
(e)Minimum face amount (b x d):	$96,000	$120,000
Death benefit if Death Benefit Option 1 is in effect [greater of (a) or (e)]:	$100,000	$120,000
Death benefit if Death Benefit Option 2 is in effect [greater of (a + b) or (e)]:	$140,000	$150,000
Death benefit if Death Benefit Option 3 is in effect [greater of (a + c) or (a) or (e)]:	$130,000	$140,000

The examples assume no additions to or deductions from the selected face amount or minimum face amount are applicable.

Right to Change the Death Benefit Option

You may change your Death Benefit Option at any time while the insured is living by written request and subject to our guidelines regarding proof of insurability. However, no change will be permitted after the policy anniversary nearest the insured’s 100th birthday. There is no charge for a change in Death Benefit Option.

If the change is from:

•	Death Benefit Option 1 to 2, or
•	Death Benefit Option 1 to 3, or
•	Death Benefit Option 2 to 3, or
•	Death Benefit Option 3 to 2,

then the selected face amount after the change will equal the selected face amount before the change, and evidence of insurability will be required.

If the change is from Death Benefit Option 2 to 1, then the selected face amount after the change will equal the selected face amount before the change plus the account value, and no evidence of insurability is required.

If the change is from Death Benefit Option 3 to 1, then the selected face amount after the change will equal the greater of (i) the selected face amount before the change and (ii) the selected face amount before the change plus the sum of all premiums less withdrawals. No evidence of insurability is required.

The effective date of any change in the Death Benefit Option will be your first policy anniversary on, or next following, the later of:

•	15 days after we receive and approve your written request for such change; or
•	the requested effective date of the change.

Right to Change the Face Amount

You may request an increase or decrease in the selected face amount. If you change your selected face amount, your policy charges will change accordingly.

If you increase or decrease the selected face amount, your policy may become a modified endowment contract (MEC) under federal tax law. MEC’s are discussed in the Federal Income Tax Considerations section of this prospectus; however, you should consult your tax adviser for information on how a modified endowment contract may effect your tax situation.

Increases in Selected Face Amount. You may increase the selected face amount by written request six (6) months after policy issue or six (6) months after a previous increase. We may request adequate evidence of insurability for an increase.

We will not allow an increase in the selected face amount after the policy anniversary date nearest the insured’s 85th birthday. Any increase in the selected face amount will be effective on the monthly calculation date which is on, or next follows, the later of:

Death Benefit

•	15 days after we have received and approved your written request for such change; or
•	the requested effective date of the change.

Any increase must be for at least $10,000.

Decreases in Selected Face Amount. You may also decrease your policy’s selected face amount. We allow a decrease in the selected face amount only once per policy year. The selected face amount after a decrease must be at least $50,000.

Any requested decrease in the selected face amount will be effective on the monthly calculation date which is on, or next follows the later of:

•	15 days after we receive and approve your written request for such change;
•	the requested effective date of the change.

When We Pay Death Benefit Proceeds

If the policy has not terminated, and it is determined that the claim is valid, we normally pay the death benefit within 7 days after we receive all required documents, in good order, at our Administrative Office.

We investigate all death claims that occur within two (2) years:

•	after the policy is issued,
•	after an increase in the selected face amount, or
•	after reinstatement.

These two-year periods are called the policy’s “contestable periods”. After that two-year period, we cannot contest a policy’s validity, except for failure to pay premiums.

We can delay payment of the death benefit during any period that:

•	It is not reasonably practicable to determine the amount because the New York Stock Exchange is closed, except for normal weekend or holiday closings;
•	Trading is restricted by the Securities and Exchange Commission (SEC); or
•	The SEC determines that an emergency exists; or
•	The SEC, by order, permits us to delay payment for the protection of our policyowners.

We will pay interest on the death benefit from the date of death to the date of a lump sum payment or the effective date of a payment option.

We will pay the death benefit in one lump sum or the beneficiary may choose one or more of the following options:

•	Fixed Amount Payment Option;
•	Fixed Time Payment Option;
•	Lifetime Payment Option;
•	Interest Payment Option;
•	Joint Lifetime Payment Option; and
•	Joint Lifetime Payment Option with Reduced Payments.

Your policy and the Statement of Additional Information provide more information about these payment options.

Suicide

If the insured dies by suicide, while sane or insane, the policy death benefit may be limited.

•	If the death occurs within two (2) years from the issue date, we will pay a limited death benefit in one sum to the beneficiary. The limited death benefit is the amount of premiums paid for the policy, less any policy debt or amounts withdrawn.
•	If the death occurs within two (2) years from an increase in the selected face amount and while the policy is in force, we will pay a limited benefit to the beneficiary. The limited death benefit is the cost of insurance charges associated with the selected face amount increase plus the death benefit in effect two years prior to the suicide.
•	If the death occurs within two (2) years after the policy is reinstated and while the policy is in force, we will pay a limited benefit to the beneficiary. The limited death benefit is the amount of premium you paid to reinstate the policy and any premiums you paid thereafter, less any policy debt or amounts you withdrew.

Misstatement of Age or Gender

We will make an adjustment if the insured’s date of birth or gender in the application is not correct. If the adjustment is made when the insured dies, we will adjust the death benefit by the most recent cost of insurance charge according to the correct age and gender. If we make the adjustment before the insured dies, we will base future monthly charges on the correct age and gender.

Death Benefit

Charges and Deductions

We deduct the following charges from the policy.

In addition, the fund managers deduct expenses from the funds. For more information about these expenses, see the individual fund prospectuses.

Transaction Charges

Deductions From Premiums

Prior to applying your premium to the General Principal Account or the selected Separate Account Division(s), we deduct a sales load, state premium tax and a deferred acquisition cost tax charge from your premium.

Sales Load Charge

We deduct a sales load from your premium for the expenses related to the sale and distribution of the policies. We will refund a portion of the sales load to you, as part of the cash surrender value, if you surrender your policy within the first two (2) policy years.

The maximum sales load that we can deduct is:

•	Policy years 1 – 7: 10% of premiums up to the annual cutoff policy premium*
•	Policy years 8+: 2.5% of premiums up to the annual cutoff policy premium*
•	All policy years: 1% of premiums in excess of the annual cutoff policy premium*

*A table showing the annual cutoff policy premium at certain ages for a policy with a selected face amount of $100,000 in all years can be found in the Premiums section of this prospectus.

State Premium Tax Charge

States assess premium taxes at various rates. We currently deduct the applicable state rate from each premium to cover premium taxes assessed against us by the states. The state rate will be either the Massachusetts rate or the applicable state rate.

We may increase or decrease this charge if there is any change in the tax or change of residence. You should notify us of any residence change. Any change in this charge will be effective immediately.

Deferred Acquisition Cost (“DAC”) Tax Charge

This charge is related to our federal income tax burden, under Internal Revenue Code Section 848. This charge will always represent the expense to us of the federal deferred acquisition cost tax.

Withdrawal Charge

If you make a withdrawal from your policy, we deduct a charge of 2% of the money you withdraw. This charge will not exceed $25. This fee is guaranteed not to increase for the duration of the policy. This charge reimburses us for processing the withdrawal.

Loan Interest Rate Expense Charge

We assess a loan interest rate expense charge against policies with outstanding loan balances. It is deducted from the loan interest rate. This charge reimburses us for the ongoing expense of administering the loan.

The charge varies by policy year. The maximum loan interest rate expense charge is 3.00% (2.00% in New York).

Substitute Insured Charge

We assess an administrative fee if you transfer the policy to the life of a substitute insured. The charge reimburses us for processing the substitution. The charge is $75.00.

Transfer Charge

We currently do not charge a fee for transfers. We, however, reserve the right to charge a fee for transfers if there are more than six (6) transfers in a policy year. This fee will not exceed $10 per transfer. If imposed, the fee will reimburse us for processing the transfer.

Surrender Charges

There are no surrender charges.

Monthly Charges Against the Account Value

The following charges are deducted from the account value on each monthly calculation date:

•	An administrative charge;
•	A cost of insurance charge;
•	A face amount charge (if applicable); and
•	Any rider charge (if applicable).

Charges and Deductions

The monthly calculation date is the date on which monthly charges for the policy are due. The first monthly calculation date is the policy date, and subsequent monthly calculation dates are on the same day of each succeeding calendar month.

Your policy’s monthly calculation date will be listed in the policy specifications page. Monthly charges are deducted from the Separate Account Divisions and the Guaranteed Principal Account in proportion to the non-loaned account values in each on the date the deduction is taken.

Administrative Charge

We deduct a monthly charge for costs we incur for providing certain administrative services. These services include premium billing and collection, record keeping, processing claims, and communicating with policyowners. The maximum administrative charge that we will assess is $9.00 per month.

Cost of Insurance Charge

(We refer to this charge as the “Mortality Charge” in your policy)

The cost of insurance charge reimburses us for providing you with life insurance protection.

The maximum or guaranteed cost of insurance charge rates associated with your policy are shown in the policy’s specification pages. They are calculated using the 1980 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex rates may be required in some states), non smoker or smoker table, age of the insured on their nearest birthday.

Your policy’s actual or current cost of insurance charge rates are based on the following:

•	the insured’s issue age,
•	the insured’s gender,
•	the insured’s tobacco use classification,
•	the policy year in which we make the deduction,
•	the rating class of the policy, and
•	the underwriting classification of the case.

These rates generally increase as the insured’s age increases. The rates will vary with the number of years the coverage has been in force and with the selected face amount of the policy.

How the cost of insurance charge is calculated

We calculate the cost of insurance charge on the monthly calculation date by multiplying the current cost of insurance charge rate by a discounted insurance risk.

The insurance risk is the difference, on the monthly calculation date, between:

•	the amount of death benefit available under the Death Benefit Option in effect, discounted by the monthly equivalent of 3% per year, and
•	the account value (before deduction of the monthly cost of insurance charge).

The following two steps describe how we calculate the cost of insurance charge for your policy:

Step 1: We calculate the insurance risk for your policy:

(a)	We divide the amount of the death benefit available under the Death Benefit Option in effect by 1.0024663; and

(b)	We subtract your policy’s account value at the beginning of the policy month from the amount we calculated in 1(a) above.

Step 2: We multiply the insurance risk by the cost of insurance charge rate. This amount is your cost of insurance charge.

Additional Information about the Cost of Insurance Charge

Because your account value and death benefit may vary from month to month, your cost of insurance charge may also vary on each monthly calculation date. The cost of your insurance depends on the amount of the insurance risk on your policy. Factors that may affect the insurance risk include:

•	the amount and timing of premium payments,
•	investment performance,
•	fees and charges assessed,
•	rider charges,
•	withdrawals,
•	policy loans,
•	changes to the selected face amount, and
•	changes to the Death Benefit Option.

We will apply any change in the cost of insurance charge to all policies in the same class.

Charges and Deductions

Face Amount Charge

We currently deduct a monthly face amount charge from polices that are issued under a full underwriting basis. We use this charge to reimburse us for the costs associated with performing full underwriting on potential policyowners. We base this charge on the greater of the initial selected face amount or the first premium multiplied by the applicable minimum face amount percentage found in Appendix B of this prospectus. This charge will not be based on an amount greater than $10 million. This charge is fixed for a set number of policy years.

Rider Charges

You can obtain additional benefits by applying for riders on your policy. The purpose of the charge for these riders is to compensate us for the anticipated cost of providing the additional benefits.

Daily Charges Against the Separate Account

The following charge is deducted daily from the Separate Account.

Mortality and Expense Risk Charge

(We refer to this charge as the “Net Investment Factor Asset Charge” in your policy)

The mortality and expense risk charge imposed is a percentage of the assets held in the Separate Account Divisions. This charge varies by policy year. The maximum or guaranteed percentage is 1.0% in any policy year.

The charge is deducted from the Separate Account Divisions but not from the Guaranteed Principal Account.

This charge compensates us for the mortality and expense risks we assume under the policies. The mortality risk we assume is that the group of lives insured under our policies may, on average, live for shorter periods of time than we estimated, and as a result, the insurance charges will be insufficient to meet actual claims. The expense risk we assume is that our costs of issuing, distributing and administering the policies will exceed the administrative charges collected.

If all the money we collect from this charge is not needed to cover death benefits and expenses, it will be our gain. We will use this gain for any purpose, including payment of sales commissions. If the money we collect is insufficient, we will still pay all valid claims and expenses.

Other Charges

Charges for Federal Income Taxes

We do not currently charge the Separate Account Divisions for federal income taxes attributable to them. However, we reserve the right to eventually charge the Separate Account Divisions to provide for future federal income tax liability of the Separate Account Divisions.

Investment Management Fees and Other Expenses

The Separate Account purchases shares of the funds at net asset value. The net asset value of each fund reflects investment management fees and other expenses already deducted from the assets of the fund. In addition, one or more of the funds available as an investment choice may pay a distribution fee out of the fund’s assets to us called a “12b-l” fee. Any investment in one of the funds with a 12b-l fee will increase the cost of your investment in this contract. Please refer to the fund prospectuses for more information regarding these expenses.

Reduction of Charges

We may reduce or eliminate certain charges (sales load, administrative charge, cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to us. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by us. Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

•	the number of insureds;
•	the total premium expected to be paid;
•	total assets under management for the policyowner;
•	the nature of the relationship among individual insureds;
•	the purpose for which the policies are being purchased;
•	the expected persistency of individual policies; and
•	any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policyowners which reflects differences in costs of services.

Charges and Deductions

Other Benefits Available Under The Policy

Additional Benefits You Can Get By Rider

At your request, the policy can include additional benefits. We approve these benefits based on our standards and limits for issuing insurance and classifying risks. Any additional benefit we provide by rider is subject to the terms of both the rider and the policy. We deduct the cost of any rider from your account value. Subject to state availability, the following riders are available.

Supplemental Monthly Term Insurance Rider

The Supplemental Monthly Term Insurance Rider (Term Rider) provides you with the option to purchase monthly term insurance on the life of the insured. The Term Rider selected face amount supplements the selected face amount of your policy. You can only elect the Term Rider in the policy’s application. The safety test will not apply to the Term Rider.

If you elect the Term Rider, your policy’s selected face amount, plus the Term Rider’s selected face amount must equal at least $50,000. However, your policy’s selected face amount must be at least $5,000.

If you elect the Term Rider, the policy may have a lower annual cutoff policy premium. As a result, you may pay a lower overall sales load when compared to a policy with the same total selected face amount but without the Term Rider.

You may increase the Term Rider selected face amount upon satisfactory written notice to us. We will require satisfactory evidence of insurability for your requested increase. You may also decrease the Term Rider selected face amount upon written notice in a form satisfactory to us.

If You request an increase or decrease or policy withdrawal, you must specify whether we should apply any resulting increase or decrease to the policy’s selected face amount or the Term Rider selected face amount. If you do not specify, we will apply any resulting increase or decrease in proportion to the policy’s selected face amount and the Term Rider selected face amount.

The Term Rider will terminate:

1.	If we receive satisfactory written notice to cancel from you. Such cancellation will apply to all monthly calculation dates beginning on or after the date we receive the cancellation notice; or
2.	If your account value is insufficient to cover your monthly charges, regardless of whether your policy meets the safety test; or
3.	Thirty (30) days after an unpaid premium when there is insufficient value to cover the Term Rider’s monthly charges; or
4.	Upon the later of (a) your policy anniversary nearest the insured’s 70th birthday, or (b) upon the tenth policy anniversary; or
5.	Upon termination of your policy for any reason.

If termination occurs for the reason stated in No. 4, the policy’s selected face amount automatically increases by the amount of the Term Rider’s selected face amount. If the Term Rider terminates for any reason, it can never be reinstated.

Waiver Of Monthly Charges Rider

This rider allows us to waive the monthly charges of your policy for at least two (2) years if:

•	The insured becomes totally disabled before the policy anniversary nearest the insured’s 65th birthday; and
•	Such total disability continues for six (6) months.

The Waiver of Monthly Charges Rider will terminate when any of the following occurs:

•	The insured is no longer disabled; or
•	You do not give us the required satisfactory proof of continued disability; or
•	The insured fails or refuses to have a required examination; or
•	The day before the policy anniversary after the insured’s 65th birthday, or, if later, the date two (2) years from the date the total disability began.

Other Benefits Available Under The Policy

Federal Income Tax Considerations

The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the policy. It also is not intended as tax advice. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code, Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any policy. We reserve the right to make changes in the policy to assure that it continues to qualify as life insurance for tax purposes.

For complete information on any tax issue, we urge you to consult a qualified tax adviser. No attempt is made in this prospectus to consider any applicable state or other tax laws.

Policy Proceeds and Loans.    We believe the policy meets the Internal Revenue Code (“IRC”) definition of life insurance. Therefore, the death benefit under the policy generally is excludible from the beneficiary’s gross income under federal tax law, and the gain accumulated in the contract is not taxed until withdrawn or otherwise accessed. Gain withdrawn from a policy is taxed as ordinary income.

The following information applies only to a policy that is not a modified endowment contract (“MEC”) under federal tax law. See Modified Endowment Contracts below for information about MECs.

As a general rule, withdrawals are taxable only to the extent that the amounts received exceed your cost basis in the policy. Cost basis equals the sum of the premiums and other consideration paid for the policy less any prior withdrawals under the policy that were not subject to income taxation. For example, if your cost basis in the policy is $10,000, amounts received under the policy will not be taxable as income until they exceed $10,000 in the aggregate; then, only the excess over $10,000 is taxable.

However, special rules apply to certain withdrawals associated with a decrease in the policy death benefit. The IRC provides that if:

•	there is a reduction of benefits during the first 15 years after a policy is issued, and

•	there is a cash distribution associated with the reduction,

you may be taxed on all or a part of the amount distributed. After 15 years, cash distributions are not subject to federal income tax, except to the extent they exceed your cost basis.

If you surrender the policy for its net surrender value, all or a portion of the distribution may be taxable as ordinary income. The distribution represents income to the extent the value received exceeds your cost basis in the policy. For this calculation, the value received is equal to the account value, reduced by any surrender charges, but not reduced by any outstanding policy debt. Therefore, if there is a loan on the policy when the policy is surrendered, the loan will reduce the cash actually paid to you but will not reduce the amount you must include in your taxable income as a result of the surrender.

To illustrate how policy termination with an outstanding loan can result in adverse tax consequences as described above, suppose that your premiums paid (that is, your cost basis) in the policy is $10,000, your account value is $15,000, you have no surrender charges, and you have received no other distributions and taken no withdrawals under the policy. If, in this example, you have an outstanding policy debt of $14,000, you would receive a payment equal to the net surrender value of only $1,000; but you still would have taxable income at the time of surrender equal to $5,000 ($15,000 account value minus $10,000 cost basis).

The potential that policy debt will cause taxable income from policy termination to exceed the payment received at termination also may occur if the policy terminates without value. Factors that may contribute to these potential situations include: (1) amount of outstanding policy debt at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value; (3) increasing monthly policy charge rates due to increasing attained ages of the insureds; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if the adjustable policy loan rate is in effect.

One example occurs when the policy debt limit is reached. If, using the previous example, the account value were to decrease to $14,000 due to unfavorable investment results, and the policy

Federal Income Tax Considerations

were to terminate because the policy debt limit is reached, the policy would terminate without any cash paid to you; but your taxable income from the policy at that time would be $4,000 ($14,000 account value minus $10,000 cost basis). The policy also may terminate without value if unpaid policy loan interest increases the outstanding policy debt to reach the policy debt limit.

To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action.

A change of the owner or an insured, or an exchange or assignment of the policy, may cause the owner to recognize taxable income.

We believe that, under current tax law, any loan taken under the policy will be treated as policy debt of the owner. If your policy is not a MEC, the loan will not be considered income to you when received.

Interest on policy loans used for personal purposes generally is not tax-deductible. However, you may be able to deduct this interest if the loan proceeds are used for “trade for business” or “investment” purposes, provided that you meet certain narrow criteria.

If the owner is a corporation or other business, additional restrictions may apply. For example, there are limits on interest deductions available for loans against a business-owned policy. In addition, the IRC restricts the ability of a business to deduct interest on debt totally unrelated to any life insurance, if the business holds a cash value policy on the life of certain insureds. The alternative minimum tax (“AMT”) may apply to the gain accumulated in a policy held by a corporation. The corporate AMT may apply to a portion of the amount by which death benefits received exceed the policy’s net surrender value on the date of the second death.

The impact of federal income taxes on values under the policy and on the benefit to you or your beneficiary depends on [MassMutual, C.M. Life’s, MML Bay State’s] tax status and on the tax status of the individual concerned. We currently do not make any charge against the Separate Account for federal income taxes. We may make such a charge eventually in order to recover the future federal income tax liability to the Separate Account.

Federal estate and gift taxes, state and local estate taxes, and other taxes depend on the circumstances of each owner or beneficiary.

Investor Control.    There are a number of tax benefits associated with variable life insurance policies. Gains on the net investment experience of the Separate Account are deferred until withdrawn or otherwise accessed, and gains on transfers among divisions of the Separate Account also are deferred. For these benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law dictates that the insurer, and not the policy owner, has control of the investments underlying the various divisions for the policy to qualify as life insurance.

You may make transfers among divisions of the Separate Account, but you may not direct the investments each division makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance and you would be taxed on the gain in the policy as it is earned rather than when it is withdrawn or otherwise accessed.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment divisions in which to invest account values. We do not know if the IRS will provide any further guidance on the issue. We do not know if any such guidance would apply retroactively to policies already in force.

Consequently, we reserve the right to further limit net premium allocations and transfers under the policy, so that it will not lose its qualification as life insurance due to investor control.

Modified Endowment Contracts.    If a policy is a modified endowment contract (“MEC”) under federal tax law, loans, withdrawals, and other amounts distributed under the policy are taxable

Federal Income Tax Considerations

to the extent of any income accumulated in the policy. The policy income is the excess of the account value (both loaned and unloaned) over your cost basis. For example, if your cost basis in the policy is $10,000 and the account value is $15,000, then all distributions up to $5,000 (the accumulated policy income) are immediately taxable as income when withdrawn or otherwise accessed. The collateral assignment of a MEC is also treated as a taxable distribution. Death benefits paid under a MEC, however, are not taxed any differently than death benefits payable under other life insurance contracts.

If any amount is taxable as a distribution of income under a MEC, it will also be subject to a 10% penalty tax. There are a few exceptions to the additional penalty tax for distributions to individual owners. The penalty tax will not apply to distributions:

(i)	made on or after the date the taxpayer attains age 59 1/2; or
(ii)	made because the taxpayer became disabled; or
(iii)	made as part of a series of substantially equal periodic payments paid for the life or life expectancy of the taxpayer, or the joint lives or joint life expectancies of the taxpayer and the taxpayer’s beneficiary. These payments must be made at least annually.

A policy is a MEC if it satisfies the IRC definition of life insurance but fails the “7-pay test.” A policy fails this test if:

•	the accumulated amounts paid under the contract at any time during the first seven contract years exceeds

•	the total premiums that would have been payable at that time for a policy providing the same benefits guaranteed after the payment of seven level annual premiums.

A life insurance policy may pass the 7-pay test and still be taxed as a MEC if it is received in a tax-deferred exchange for a MEC.

If certain changes are made to a policy, we will retest it to determine if it has become a MEC. For example, if you reduce the death benefit during a 7-pay testing period, we will retest the policy using the lower benefit amount. If the reduction in death benefit causes the policy to become a MEC, this change is effective retroactively to the policy year in which the actual premiums paid exceed the new, lower 7-pay limit.

Any reduction in benefits attributable to the non-payment of premiums will not be taken into account if the benefits are reinstated within 90 days after the reduction in such benefits.

We will retest whenever there is a “material change” to the policy while it is in force. If there is a material change, a new 7-pay test period begins at that time. The term “material change” includes certain increases in death benefits.

Since the policy provides for flexible premium payments, we have procedures for determining whether increases in death benefits or additional premium payments cause the start of a new seven-year test period or cause the policy to become a MEC.

Once a policy fails the 7-pay test, loans and distributions taken in the year of failure and in future years are taxable as distributions from a MEC to the extent of gain in the policy. In addition, the IRS has authority to apply the MEC taxation rules to loans and other distributions received in anticipation of the policy’s failing the 7-pay test. The IRC authorizes the issuance of regulations providing that a loan or distribution, if taken within two years prior to the policy’s becoming a MEC, shall be treated as received in anticipation of failing the 7-pay test. However, such written authority has not yet been issued.

Under current circumstances, a loan, collateral assignment, or other distribution under a MEC may be taxable even though it exceeds the amount of income accumulated in that particular policy. For purposes of determining the amount of income received from a MEC, the law considers the total of all income in all the MECs issued within the same calendar year to the same owner by an insurer and its affiliates. Loans, collateral assignments, and distributions from any one MEC are taxable to the extent of this total income.

Qualified Plans.    The policy may be used as part of certain tax-qualified and/or ERISA employee benefit plans. Since the rules concerning the use of a policy with such plans are complex, you should not use the policy in this way until you have consulted a competent tax adviser. You may not use the policy as part of an Individual Retirement Account (IRA) or as part of a Tax-Sheltered Annuity (TSA) or Section 403(b) custodial account.

Federal Income Tax Considerations

Other Information

Paid-up Policy Date

The paid-up policy date is the policy anniversary nearest the insured’s 100th birthday. On this date, your selected face amount automatically changes to equal the account value multiplied by a factor guaranteed to be no less than 1. As of this date and thereafter, the Death Benefit Option will be Death Benefit Option 1, the charge for cost of insurance will be $0, and we will no longer accept premium payments. We will continue to deduct any other monthly charges. The policy does not lapse after the paid-up policy date. Your payment of planned annual premiums does not guarantee that the policy will continue in force to the paid-up policy date.

Sales and Other Agreements

MML Distributors, LLC (“MML Distributors”), 1414 Main Street, Springfield, Massachusetts 01144-1013, is the principal underwriter of the policy. MML Distributors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (the “NASD”). MML Distributors is a wholly owned subsidiary of MassMutual

MML Distributors has selling agreements with other broker-dealers that are registered with the SEC and are members of the NASD (“selling brokers”). We sell the policy through agents who are licensed by state insurance officials to sell the policy and are registered representatives of a selling broker.

We pay agents or selling brokers commissions as a percentage of premiums paid under the policies. The commission percentage is based on the annual cutoff policy premium. The maximum commission percentage we will pay under the policies is 13% of premiums. Agents or selling brokers may also receive asset-based compensation. The maximum asset-based compensation is 0.2% of the account value of the Separate Account Divisions.

We may compensate agents who have financing agreements with general agents of MassMutual differently. Agents who meet certain productivity and persistency standards in selling MassMutual policies are eligible for additional compensation. General agents and district managers who are registered representatives also may receive commission overrides, allowances and other compensation.

Agents may receive commission at lower rates on policies sold to replace existing insurance issued by MassMutual or any of its subsidiaries.

In addition, broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to MassMutual or our affiliates. MassMutual or MML Distributors may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the policies or other criteria. These special compensation arrangements, which may include compensation based on premium payments for the policies or various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars, will not be offered to all broker-dealer firms, and the terms of such arrangements may differ between broker-dealer firms. Any such compensation payable to a broker-dealer firm will be made by MML Distributors or MassMutual out of their own assets and will not result in any additional direct charge to you.

While the compensation we pay to broker-dealers for sales of policies may vary with the sales agreement and level of production, the compensation generally is expected to be comparable to the aggregate compensation we pay to agents and general agents. However, from time to time, MML Distributors may enter into special arrangements with certain broker-dealers. These special arrangements may provide for the payment of higher compensation to such broker-dealers and registered representatives for selling the policies.

Other Policy Rights and Limitations

Right To Substitute Insured

You may transfer the policy to the life of a substitute insured subject to certain restrictions. You must request this transfer in writing.

Other Information

The substitution of an insured may affect the policy’s selected face amount and account value. Future charges against the policy will be based on the life of the substitute insured.

The effective date of the transfer is the policy anniversary date which is on, or next follows, the later of:

•	The date we approve the application for transfer; and
•	The date any required cost to transfer is paid.

The costs to transfer are:

•	An administrative fee of $75, plus
•	Any premium necessary to effect the transfer, plus
•	Any excess policy debt you have not repaid prior to transfer.

Excess policy debt is the amount by which policy debt exceeds the maximum loan available after transfer. You must pay any such excess on or before the transfer date.

The incontestability and suicide exclusion periods, as they apply to the substitute insured, run from the transfer date. Any assignments will continue to apply.

The Internal Revenue Service has ruled that a substitution of insureds is an exchange of contracts which does not qualify for the tax deferral available under IRS Code Section 1035. Therefore, you must include in current gross income all the previously unrecognized gain in the policy upon a substitution of insureds.

Right to Assign the Policy

You may assign the policy as collateral for a loan or other obligation. For any assignment to be binding on us, however, we must receive a signed copy of it at our Administrative Office. We are not responsible for the validity of any assignment.

Dividends

Each year we determine the money available to pay dividends. We then determine if we will pay any dividend under the policy. We will pay any dividend on your policy anniversary. We do not expect to pay any dividends under the policies.

Your Voting Rights

You have the right to instruct us how to vote on questions submitted to the shareholders of the funds supporting the policy. This right is limited to the extent you have invested in those divisions.

Your right to instruct us is based on the number of shares of the funds attributable to your policy. The number of shares of any fund, attributable to your policy, is determined by dividing the account value held in that division by $100. Fractional votes are counted.

You will receive proxy material and a form to complete giving us voting instructions. We vote those shares for which we do not receive instructions in the same proportion as the shares for which we do receive instructions.

Deferral of Payments

We may delay payment of any cash surrender values, withdrawals and loan proceeds that are based on the Guaranteed Principal Account for up to six (6) months from the date the request is received at our Administrative Office.

We may delay payment of any cash surrender values, withdrawal or loans from the Separate Account during any period when:

•	It is not reasonably practicable for us to determine the amount because the New York Stock Exchange is closed, except for normal weekend or holiday closings, or trading is restricted; or;
•	The Securities and Exchange Commission declares an emergency exists, or
•	The Securities and Exchange Commission permits us to delay payment in order to protect our owners.

If we delay payment of a surrender or withdrawal for more than 10 working days from the effective date of the surrender or withdrawal, we add interest to the date of payment at the same rate it is paid under the interest payment option.

Reservation of Company Rights to Change the Policy or Separate Account

Separate Account Changes

We reserve the right to make certain material changes to the Separate Account. Specifically, we reserve the rights to:

•	Create new divisions of the Separate Account;

Other Information

•	Create new Separate Accounts and new segments;
•	Combine any two or more Separate Account segments or divisions;
•	Make available additional or alternative divisions of the Separate Account investing in additional investment companies;
•	Invest the assets of the Separate Account in securities other than shares of the funds. These securities can be substitutes for fund shares already purchased or they can apply only to future purchases.
•	Operate the Separate Account as a management investment company under the Investment Company Act of 1940, as amended (1940 Act), or in any other form permitted by law;
•	De-register the Separate Account under the 1940 Act in the event such registration is no longer required;
•	Substitute one or more funds for other funds with similar investment objectives;
•	Delete funds or close funds to future investments, and
•	Change the name of the Separate Account.

We reserve all rights to the name Massachusetts Mutual Life Insurance Company or any part of it. We may allow the Separate Account and other entities to use our name or part of it, but we may also withdraw this right.

As a result of changes in applicable laws, regulations or variable investment divisions offered under the policy, we may exercise one or more of the rights listed above. If we exercise any of these rights, we will receive prior approval from the Securities and Exchange Commission, if necessary. We will also give you notice of our intent to exercise any of these rights.

Legal Proceedings

We are involved in litigation arising in and out of the normal course of business, including class action and purported class actions suites, which seek both compensatory and punitive damages. While we are not aware of any actions or allegations that should reasonably give rise to any material adverse impact, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially impact our financial positions, results of operations, or liquidity.

Financial Statements

We have included our statutory financial statements and those of the Separate Account in the Statement of Additional Information.

Other Information

Appendix A

Glossary

Case: A group of policies sold to individuals with a common employment or other non-insurance motivated relationship.

Insured: Person whose life the policy insures.

Issue Date: The date the policy is in force. It is also the start date of the suicide exclusion and contestability periods.

Monthly Calculation Date: The date the monthly charges are due. The first monthly calculation date is the policy date. Subsequent monthly calculation dates are on the same date of each calendar month thereafter.

Monthly Charges: The account value charges that are deducted from the policy’s account value on each Monthly Calculation Date. These charges include the following: (a) administrative charge, (b) cost of insurance charge, (c) face amount charge (if applicable) and (d) any rider charges (if applicable).

Net Premium: Premium paid less sales load, premium tax charges and deferred acquisition cost tax charges.

Policy Anniversary: The anniversary of the policy date.

Policy Date: The date used as the starting point for determining policy anniversary dates, policy years and monthly calculation dates.

Policy Year: The twelve month period beginning with the policy date, and each successive twelve month period thereafter.

Policyowner: The corporation, partnership, trust, individual, or other entity who owns the policy, as shown on our records.

Valuation Date: A date on which the price of the Funds is determined. Generally, this will be any date on which the New York Stock Exchange is open for trading.

Valuation Period: The period from the end of one valuation date to the end of the next valuation date.

Valuation Time: The time the New York Stock Exchange closes on a valuation date (currently 4:00 p.m. New York time). All required actions will be performed as of the valuation time.

Appendix A

1

Appendix B

Minimum Face Amount Percentages

	Cash Value Accumulation Test:									Guideline Premium Test:

Attained Age	Male * Non- Tobacco	Male Tobacco	Male Uni- Tobacco	Female * Non- Tobacco	Female Tobacco	Female Uni- Tobacco	Unisex * Non- Tobacco	Unisex Tobacco	Unisex Uni- Tobacco	All Rate Classes
20	710	576	653	808	711	779	727	598	674	250
21	689	559	634	783	688	754	706	581	654	250
22	669	543	615	758	666	730	685	564	635	250
23	649	528	597	733	645	706	664	547	616	250
24	629	512	580	710	624	684	644	531	598	250
25	610	497	562	687	604	662	624	515	579	250
26	591	482	545	664	584	640	604	499	561	250
27	572	467	528	643	565	619	585	483	544	250
28	554	452	511	622	547	599	566	468	526	250
29	536	438	494	601	529	580	548	453	509	250
30	518	424	479	581	512	561	530	438	493	250
31	501	410	463	562	495	542	512	424	477	250
32	485	397	448	544	479	525	495	411	461	250
33	469	384	433	526	463	507	479	397	446	250
34	453	371	419	508	448	491	463	385	432	250
35	438	360	406	491	434	475	448	372	418	250
36	424	348	392	475	420	459	433	360	404	250
37	410	337	380	459	406	444	419	349	391	250
38	396	326	367	444	393	430	405	338	378	250
39	383	316	356	430	381	416	391	327	366	250
40	370	306	344	416	369	403	379	317	355	250
41	358	296	333	402	357	390	366	307	343	243
42	347	287	323	389	346	378	354	297	333	236
43	335	279	313	377	336	366	343	288	322	229
44	324	270	303	365	326	355	332	280	312	222
45	314	262	294	353	316	344	321	272	303	215
46	304	255	285	342	307	333	311	264	294	209
47	294	247	277	332	298	323	301	256	285	203
48	285	240	268	321	289	313	292	249	276	197
49	276	234	260	311	281	304	283	242	268	191
50	268	227	253	302	273	295	274	235	260	185
51	259	221	245	292	266	286	265	229	253	178
52	251	215	238	284	258	278	257	223	245	171
53	244	209	232	275	251	270	249	217	238	164
54	236	204	225	267	244	262	242	211	232	157
55	229	199	219	259	238	254	235	206	225	150
56	223	194	213	251	231	247	228	200	219	146
57	216	189	207	244	225	240	221	196	213	142

Appendix B

1

	Cash Value Accumulation Test:									Guideline Premium Test:

Attained Age	Male * Non- Tobacco	Male Tobacco	Male Uni- Tobacco	Female * Non- Tobacco	Female Tobacco	Female Uni- Tobacco	Unisex * Non- Tobacco	Unisex Tobacco	Unisex Uni- Tobacco	All Rate Classes
58	210	185	202	237	219	233	215	191	208	138
59	204	180	197	230	214	227	209	186	202	134
60	199	176	192	223	208	221	203	182	197	130
61	193	172	187	217	203	214	198	178	192	128
62	188	168	182	210	197	208	192	174	187	126
63	183	165	178	204	192	203	187	170	183	124
64	179	161	174	199	187	197	182	166	178	122
65	174	158	170	193	183	192	178	163	174	120
66	170	155	166	188	178	187	173	160	170	119
67	166	152	162	183	174	182	169	157	166	118
68	162	149	159	178	170	177	165	154	162	117
69	158	147	155	174	166	173	161	151	159	116
70	155	144	152	169	162	169	158	148	156	115
71	152	142	149	165	159	164	154	146	152	113
72	148	140	146	161	155	160	151	143	149	111
73	145	137	144	157	152	156	148	141	146	109
74	143	135	141	153	149	153	145	139	144	107
75	140	133	139	150	146	149	142	137	141	105
76	138	132	136	147	143	146	140	135	139	105
77	135	130	134	143	140	143	137	133	136	105
78	133	128	132	141	138	140	135	131	134	105
79	131	127	130	138	135	138	133	129	132	105
80	129	126	129	135	133	135	131	128	130	105
81	127	124	127	133	131	133	129	126	128	105
82	126	123	125	130	129	130	127	125	127	105
83	124	122	124	128	127	128	125	123	125	105
84	123	121	122	126	125	126	124	122	123	105
85	121	120	121	124	123	124	122	121	122	105
86	120	119	120	123	122	123	121	120	121	105
87	119	118	119	121	120	121	119	119	119	105
88	118	117	118	119	119	119	118	118	118	105
89	117	116	116	118	118	118	117	117	117	105
90	116	115	116	117	117	117	116	116	116	105
91	115	114	115	115	115	115	115	115	115	104
92	114	113	114	114	114	114	114	114	114	103
93	112	112	112	113	113	113	113	113	113	102
94	111	111	111	112	112	112	111	111	111	101
95	110	110	110	110	110	110	110	110	110	100
96	109	109	109	109	109	109	109	109	109	100
97	107	107	107	107	107	107	107	107	107	100
98	106	106	106	106	106	106	106	106	106	100
99	104	104	104	104	104	104	104	104	104	100

* The Non-Tobacco rates apply to both Preferred Non-Tobacco and Standard Non-Tobacco Policies

Appendix B

2

The Statement of Additional Information (SAI) contains additional information about the Separate Account and the policy. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies of this information, upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

For a free copy of the SAI, or for general inquiries, contact our Administrative Office:

Large Corporate Markets

1295 State Street

Springfield, MA 01111-0001

1-800-665-2654

You can also request, free of charge, a personalized illustration of death benefits, surrender values, and cash values from your financial representative or by calling our Administrative Office.

Investment Company Act file number: 811-08075

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

(Registrant)

STATEMENT OF ADDITIONAL INFORMATION

(SAI)

May 1, 2004

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus dated May 1, 2004, for the Strategic Variable Life® Plus contract. The Strategic Variable Life® Plus contract and its prospectus may be referred to in this SAI.

For a copy of the Strategic Variable Life® Plus prospectus, contact your financial representative, or Large Corporate Markets at 1-800-665-2654. www.massmutual.com.

	SAI	Prospectus
Company	2	10

The Separate Account	2	14

Services
• Custodian	2

Additional Information About the Operation of the Contracts and the Registrant
• Purchase of Shares in Underlying Investment funds	2
• Annual Reports	2
• Incidental Benefits
• Death Benefit Payment Options	2

Underwriters	3
• Sales and Other Agreement	3

Additional Information About Charges
• Sales Load	4
• Reduction of Charges	5
• Underwriting Procedures	5
• Increases in Face Amount	5	26

Taxes		31

Experts	6

Financial Statements	6

1

COMPANY

Massachusetts Mutual Life Insurance Company (“MassMutual”) is a global, diversified financial services organization providing life insurance, long-term care insurance, annuities, disability income insurance, structured settlements and retirement and savings products to individual and institutional customers. The Company is organized as a mutual life insurance company.

THE SEPARATE ACCOUNT

The Company’s Board of Directors established the Separate Account on July 13, 1988, as a separate investment account of MassMutual. It was established based on the laws of the Commonwealth of Massachusetts. It is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940.

SERVICES

Custodian

The Company holds title to the assets of the Separate Account. The Company maintains the records and accounts relating to the Separate Account, the segment, and the divisions.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE CONTRACTS AND THE REGISTRANT

Purchase of Shares in Underlying Investment Funds

Shares are purchased and redeemed at net asset value. Fund dividends and capital gain distributions are automatically reinvested, unless the Company, on behalf of the Separate Account, elects otherwise.

Because the underlying funds are also offered in variable annuity contracts, it is possible that conflicts could arise between the owners of variable life insurance policies and the owners of variable annuity contracts. If a conflict exists the fund’s board will notify the insurers and take appropriate action to eliminate the conflict.

Annual Reports

MassMutual maintains the records and accounts relating to the Separate Account and the Guaranteed Principal Account. Each year within the 30 days following the policy anniversary date, we will mail the policyowner a report showing:

•	The account value at the beginning of the previous policy year,

•	All premiums paid since that time,

•	All additions to and deductions from the account value during the year, and

•	The account value, death benefit, cash surrender value and policy debt as of the last policy anniversary.

This report may contain additional information if required by any applicable law or regulation.

Incidental Benefits

Death Benefit Payment Options

We will pay the death benefit in cash, in one lump sum, or under one or more of the following options if selected by the policyowner. The minimum amount that can be applied under a payment option is $2,000. If the periodic payment under any option is less than $20, we reserve the right to make payments at less frequent intervals. None of these benefits depends on the performance of the Separate Account or the Guaranteed Principal Account.

2

Fixed Amount Payment Option	We make a monthly payment for an agreed fixed amount. The amount of each payment may not be less than $10 for each $1,000 applied. We credit interest of at least 3% per year each month on the unpaid balance and add the interest to this balance. Payments continue until the amount we hold runs out. The last payment will be for balance only.

Fixed Time Payment Option	We make equal monthly payments for any period selected, up to 30 years. The amount of each payment depends on:

• the total amount applied; • the period selected; and • the monthly interest rate we credit to the unpaid balance.

Lifetime Payment Option	We make equal monthly payments on the life of a named person. Three variations are available:

•      Payments for life only;

•      Payments guaranteed for five, ten or twenty years or the death of the named person, whichever is later; or

•      Payments guaranteed for the amount applied or the death of the named person, whichever is later.

Interest Payment Option	We hold any amount applied under this option. We will pay interest monthly on the amount at an effective annual rate determined by us. This rate will not be less than 3% per year on the unpaid balance.

Joint Lifetime Payment Option	We make equal monthly payments based on the lives of two named persons. While both named persons are living, we make one payment per month. When one of the named persons dies, the same payment continues for the lifetime of the other named person. We offer two variations:

•      Payments guaranteed for 10 years or when both named persons die, whichever is later; and

•      Payments for two lives only. We do not guarantee a specific number of payments. We stop payments when both named persons die.

Joint Lifetime Payment Option with Reduced Payments to Survivor	We make monthly payments based on the lives of two named persons. While both named persons are living, we make one payment each month. When one dies, we reduce the payments by one-third and continue for the lifetime of the other named person. We stop payments when both named persons die.

Withdrawal Rights under Payment Options. If provided in the payment option election, you may withdraw all or part of the unpaid balance or apply it under any other option. However, you may not withdraw payments that are based on a named person’s life.

UNDERWRITERS

MML Distributors, LLC (“MML Distributors”), 1414 Main Street, Springfield, Massachusetts 01144-1013, is the principal underwriter of the policy. MML Distributors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (the “NASD”). MML Distributors is a wholly owned subsidiary of the Depositor. MML Distributors receives compensation for its activities as the underwriter of the policy.

MML Distributors does business under different variations of its name; including the name MML Distributors, LLC in the states of Illinois, Michigan, Oklahoma, South Dakota and Washington; and the name MML Distributors, Limited Liability Company in the states of Maine, Ohio and West Virginia.

Sales and Other Agreements

Pursuant to the Underwriting and Servicing Agreement, MML Distributors receives compensation for its activities as underwriter for the separate account. Compensation paid to and retained by MML Distributors in 2001, 2002, and 2003 was $10,000, $10,000

3

and $10,000, respectively. Commissions will be paid through MML Distributors to agents and selling brokers for selling the policy. From January 1, 2001 through December 31, 2001, commissions paid were $2,188,740. From January 1, 2002 through December 31, 2002, commissions paid were $2,077,420. From January 1, 2003 through December 31, 2003, commissions paid were $1,635,829.

MML Distributors has selling agreements with other broker-dealers that are registered with the SEC and are members of the NASD (“selling brokers”). We sell the policy through agents who are licensed by state insurance officials to sell the policy and are registered representatives of a selling broker.

We also may contract with independent third party broker-dealers who may assist us in finding broker-dealers to offer and sell the policies. These third parties also may provide training, marketing and other sales related functions for us and other broker-dealers. And they may provide certain administrative services to us in connection with the policies.

We pay agents or selling brokers commissions as a percentage of premiums paid under the policies. The commission percentage is based on the annual cutoff policy premium. The maximum commission percentage we will pay under the policies is 13% of premiums.

Agents or selling brokers may also receive asset-based compensation. The maximum asset-based compensation is 0.2% of the account value of the Separate Account Divisions.

We may compensate agents who have financing agreements with general agents of MassMutual differently. Agents who meet certain productivity and persistency standards in selling MassMutual policies are eligible for additional compensation. General agents and district managers who are registered representatives also may receive commission overrides, allowances and other compensation.

Agents may receive commissions at lower rates on policies sold to replace existing insurance issued by MassMutual or any of its subsidiaries.

We may pay independent, third party broker-dealers who assist us in finding broker-dealers to offer and sell the policies compensation based on premium payments for the policies. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars.

While the compensation we pay to broker-dealers for sales of policies may vary with the sales agreement and level of production, the compensation generally is expected to be comparable to the aggregate compensation we pay to agents and general agents. However, from time to time, MML Distributors may enter into special arrangements with certain broker-dealers. These special arrangements may provide for the payment of higher compensation to such broker-dealers and registered representatives for selling the policies.

The offering is on a continuous basis.

ADDITIONAL INFORMATION ABOUT CHARGES

Sales Load

We deduct a sales load charge from each premium payment you make. The deduction is taken before any premium is applied to the policy. The purpose of this charge is to reimburse us for the expenses related to the sale and distribution of the policies. The maximum that we will deduct is:

The maximum sales load that we can deduct is:

•	Policy years 1-7: 10% of premiums up to the annual cutoff policy premium

•	Policy years 8+: 2.5% of premiums up to the annual cutoff policy premium

•	All policy years: 1% of premiums in excess of the annual cutoff policy premium

We will refund a portion of the sales load to you, as part of the cash surrender value, if you surrender your policy within the first two policy years.

4

Reduction of Charges

We may reduce or eliminate certain charges (sales load, administrative charge, cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to us. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by us. Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

•	the number of insureds;

•	the total premium expected to be paid;

•	total assets under management for the policyowner;

•	the nature of the relationship among individual insureds;

•	the purpose for which the policies are being purchased;

•	the expected persistency of individual policies; and

•	any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policyowners which reflects differences in costs of services.

Underwriting Procedures

Underwriting is prescribed at the group level, based on analysis of the group’s characteristics. A case may be assigned either Full Underwriting, Simplified Issue Underwriting or Guaranteed Issue Underwriting. Current cost of insurance charges will vary by the type of underwriting performed. The guaranteed maximum mortality charges are based on the 1980 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex rates may be required in some states), age of the insured on their nearest birthday.

For policies that are issued under a Full Underwriting basis, we will deduct a monthly face amount charge. This charge reimburses us for the costs associated with performing full underwriting on potential policyowners. This charge is based on the greater of the initial selected face amount or the first premium multiplied by the applicable minimum face amount percentage found in Appendix B of the prospectus. The charge will not be based on an amount greater than $10 million. This charge is fixed for a set number of policy years.

Increases in Selected Face Amount

Additional coverage acquired in accordance with an increase in selected face amount will incur mortality charges on the same basis as the original contract. Following an increase in selected face amount, cash values and premium payments are applied to the total contract, with no distinct assignment to the original contract and the increased portion.

Taxes

Massmutual’s Tax Status. MassMutual is taxed as a life insurance company under subchapter L of the Internal Revenue Code of 1986 (the “Code”). The segment and the Separate Account are part of MassMutual.

Due to our current tax status, we do not charge the segment for our federal income taxes that may be a result of activity of the segment. Periodically, we review the question of a charge to the segment for our federal income taxes. In the future, we may impose a charge for any federal income taxes we pay resulting from activity of the segment. Depending on the method of calculating interest on policy values allocated to the guaranteed principal account, we may charge for the policy’s share of our federal income taxes that are a result of activity of the Guaranteed Principal Account.

Under current laws, we may have to pay state or local taxes (in addition to premium taxes). At present, these taxes are not significant. We reserve the right to charge the Separate Account for such taxes, if any, resulting from activity of the Separate Account.

5

EXPERTS

The financial statements included in this Statement of Additional Information for Massachusetts Mutual Variable Life Separate Account I—Strategic Variable Life® Plus Segment and the audited statutory statements of financial position of Massachusetts Mutual Life Insurance Company as of December 31, 2003 and 2002, and the related statutory statements of income, changes in policyholders’ contingency reserves, and cash flows for the years ended December 31, 2003, 2002 and 2001 included elsewhere in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement (which report on Massachusetts Mutual Life Insurance Company expresses an unqualified opinion and includes explanatory paragraphs referring to the use of statutory accounting practices and the adoption, effective January 1, 2001, of certain statutory accounting practices as a result of the Commonwealth of Massachusetts Division of Insurance’s adoption of the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and to the adoption, effective January 1, 2003, of Statement of Statutory Accounting Principles No. 86, “Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions,” which practices differ from accounting principles generally accepted in the United States of America) and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

FINANCIAL STATEMENTS

6

Independent Auditors’ Report

To the Board of Directors and Policyowners of

Massachusetts Mutual Life Insurance Company

Springfield, Massachusetts

We have audited the accompanying statement of assets and liabilities of each of the divisions of Massachusetts Mutual Variable Life Separate Account I – Strategic Variable Life® Plus Segment (“the Account”) as of December 31, 2003, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003 by correspondence with investment companies. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2003, the results of its operations and its changes in net assets for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York

February 17, 2004

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

	American Century® VP Income & Growth Division	American Century® VP International Division	American Century® VP Value Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Growth Division	Goldman Sachs Capital Growth Division	Goldman Sachs CORESM U.S. Equity Division	Goldman Sachs Growth and Income Division	Goldman Sachs International Equity Division	Goldman Sachs Mid Cap Value Division	Janus Aspen Balanced Division
ASSETS
Investments
Number of shares (Note 2)	69,486	14,035	8,410	25,097	4,388	76,705	33,218	2,944	279,140	20,855	20,207

Identified cost (Note 3B)	$397,427	$81,118	$58,452	$505,762	$125,292	$653,355	$316,458	$23,746	$2,301,615	$237,110	$433,230

Value (Note 3A)	$456,525	$90,245	$65,515	$578,734	$135,679	$735,605	$362,738	$29,441	$2,643,455	$278,831	$464,367
Dividends receivable	-	-	-	-	-	-	-	-	-	-	-

Total assets	456,525	90,245	65,515	578,734	135,679	735,605	362,738	29,441	2,643,455	278,831	464,367

LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	15,792	3,849	1,887	83,795	15,097	13	12	11	8,143	10	18,173

NET ASSETS	$440,733	$86,396	$63,628	$494,939	$120,582	$735,592	$362,726	$29,430	$2,635,312	$278,821	$446,194

Net Assets:
For variable life insurance policies	$440,733	$86,396	$63,628	$494,939	$120,582	$735,592	$362,726	$29,430	$2,635,312	$278,821	$446,194

Outstanding units (Notes 7 & 8)
Policyowners	535,900	144,784	44,553	457,012	200,860	852,739	399,507	30,497	2,793,318	156,835	473,248

NET ASSET VALUE (Note 8)
December 31, 2003	$0.82	$0.60	$1.43	$1.08	$0.60	$0.86	$0.91	$0.97	$0.94	$1.78	$0.94
December 31, 2002	0.64	0.48	1.11	0.85	0.45	0.70	0.71	0.78	0.70	1.39	0.83

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2003

	Janus Aspen Capital Appreciation Division	Janus Aspen Worldwide Growth Division	MFS® Emerging Growth Division	MFS® New Discovery Division	MFS® Research Division	MML Blend Division	MML Emerging Growth Division	MML Equity Division	MML Equity Index Division	MML Growth Equity Division	MML Large Cap Value Division
ASSETS
Investments
Number of shares (Note 2)	7,454	4,370	20,772	29,788	8,913	13,461	5,723	17,929	1,403,929	18,647	32,482

Identified cost (Note 3B)	$157,916	$121,135	$271,563	$397,290	$109,357	$184,520	$33,319	$312,677	$18,108,788	$111,850	$264,946

Value (Note 3A)	$155,336	$112,839	$322,172	$415,834	$118,986	$197,323	$29,522	$373,359	$19,233,830	$125,609	$303,697
Dividends receivable	-	-	-	-	-	-	-	-	-	-	-

Total assets	155,336	112,839	322,172	415,834	118,986	197,323	29,522	373,359	19,233,830	125,609	303,697

LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	21,256	5	749	7,161	11,931	3,451	9	12	68,130	5	35

NET ASSETS	$134,080	$112,834	$321,423	$408,673	$107,055	$193,872	$29,513	$373,347	$19,165,700	$125,604	$303,662

Net Assets:
For variable life insurance policies	$134,080	$112,834	$321,423	$408,673	$107,055	$193,872	$29,513	$373,347	$19,165,700	$125,604	$303,662

Outstanding units (Notes 7 & 8)
Policyowners	218,391	203,005	423,685	282,706	128,305	200,881	60,596	432,562	21,789,330	232,434	334,301

NET ASSET VALUE (Note 8)
December 31, 2003	$0.61	$0.56	$0.76	$1.45	$0.83	$0.97	$0.49	$0.86	$0.88	$0.54	$0.91
December 31, 2002	0.51	0.45	0.59	1.09	0.67	0.82	0.34	0.68	0.69	0.44	0.71

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2003

	MML Managed Bond Division	MML OTC 100 Division	MML Small Cap Equity Division	MML Small Cap Growth Equity Division	Oppenheimer Aggressive Growth Division	Oppenheimer Bond Division	Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer High Income Division	Oppenheimer International Growth Division
ASSETS
Investments
Number of shares (Note 2)	629,518	2	9,388	6,711	22,828	1,966	25,476	65,105	51,003	232,314

Identified cost (Note 3B)	$7,833,366	$5	$84,401	$58,795	$709,277	$21,786	$691,541	$1,325,697	$407,875	$211,266

Value (Note 3A)	$7,876,024	$6	$104,610	$78,258	$838,000	$22,448	$884,025	$1,632,838	$439,134	$260,191
Dividends receivable	-	-	-	-	-	-	-	-	-	-

Total assets	7,876,024	6	104,610	78,258	838,000	22,448	884,025	1,632,838	439,134	260,191

LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	7,064	6	4	9	42,666	2,584	20,219	57,978	88,336	7,999

NET ASSETS	$7,868,960	$-	$104,606	$78,249	$795,334	$19,864	$863,806	$1,574,860	$350,798	$252,192

Net Assets:
For variable life insurance policies	$7,868,960	$-	$104,606	$78,249	$795,334	$19,864	$863,806	$1,574,860	$350,798	$252,192

Outstanding units (Notes 7 & 8)
Policyowners	5,933,629	-	70,804	105,000	890,046	15,505	803,523	1,032,261	301,946	234,593

NET ASSET VALUE (Note 8)
December 31, 2003	$1.33	$0.35	$1.48	$0.75	$0.89	$1.28	$1.08	$1.53	$1.16	$1.08
December 31, 2002	1.26	0.24	1.13	0.50	0.72	1.21	0.83	1.07	0.94	0.72

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2003

	***Oppenheimer Main Street Division	Oppenheimer Main Street® Small Cap Division	Oppenheimer Money Division	Oppenheimer Multiple Strategies Division	Oppenheimer Strategic Bond Division	Panorama Growth Division	Panorama Total Return Division	T. Rowe Price Limited-Term Bond Division	T. Rowe Price Mid-Cap Growth Division	T. Rowe Price New America Growth Division
ASSETS
Investments
Number of shares (Note 2)	22,736	29,622	12,006,594	8,551	44,721	44,339	2,283	57,769	52,301	6,308

Identified cost (Note 3B)	$358,113	$303,685	$12,006,594	$123,996	$197,838	$70,512	$2,626	$293,916	$837,904	$84,665

Value (Note 3A)	$436,541	$398,125	$12,006,594	$136,135	$225,843	$77,150	$2,854	$294,045	$1,040,785	$110,705
Dividends receivable	-	-	2,113	-	-	-	-	891	-	-

Total assets	436,541	398,125	12,008,707	136,135	225,843	77,150	2,854	294,936	1,040,785	110,705

LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	14	29,036	188	17,598	7	3,176	2	22	30,896	5,145

NET ASSETS	$436,527	$369,089	$12,008,519	$118,537	$225,836	$73,974	$2,852	$294,914	$1,009,889	$105,560

Net Assets:
For variable life insurance policies	$436,527	$369,089	$12,008,519	$118,537	$225,836	$73,974	$2,852	$294,914	$1,009,889	$105,560

Outstanding units (Notes 7 & 8)
Policyowners	453,667	240,553	10,567,139	91,352	166,106	96,768	3,122	231,241	716,484	126,590

NET ASSET VALUE (Note 8)
December 31, 2003	$0.96	$1.53	$1.14	$1.30	$1.36	$0.76	$0.91	$1.28	$1.41	$0.83
December 31, 2002	0.76	1.07	1.13	1.04	1.16	0.61	0.76	1.23	1.02	0.62

***	Prior to May 1, 2003, this division was called Oppenheimer Main Street® Growth and Income Division.

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2003

	American Century® VP Income & Growth Division	American Century® VP International Division	American Century® VP Value Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Growth Division	Goldman Sachs Capital Growth Division	Goldman Sachs CORESM U.S. Equity Division	Goldman Sachs Growth and Income Division	Goldman Sachs International Equity Division	Goldman Sachs Mid Cap Value Division	Janus Aspen Balanced Division
Investment income

Dividends (Note 3B)	$1,396	$35	$207	$2,411	$62	$1,799	$2,322	$347	$90,711	$5,086	$8,442

Expenses

Mortality and expense risk fees (Note 4)	1,327	151	169	3,840	380	3,843	1,685	166	12,505	1,420	2,131

Net investment income (loss) (Note 3C)	69	(116)	38	(1,429)	(318)	(2,044)	637	181	78,206	3,666	6,311

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C & 6)	(23,320)	(703)	(579)	(59,262)	(653)	(58,004)	(19,112)	(866)	(55,010)	1,617	(590)

Change in net unrealized appreciation/depreciation of investments	93,209	10,211	9,756	224,649	18,695	198,644	94,374	6,817	676,125	54,086	41,333

Net gain (loss) on investments	69,889	9,508	9,177	165,387	18,042	140,640	75,262	5,951	621,115	55,703	40,743

Net increase in net assets resulting from operations	69,958	9,392	9,215	163,958	17,724	138,596	75,899	6,132	699,321	59,369	47,054

Capital transactions: (Note 7)

Net contract payments	43,801	2,979	4,388	96,846	14,763	75,109	91,952	2,261	702,397	58,776	203,277

Withdrawal of funds	(15,519)	(3,799)	(1,869)	(328,611)	(14,816)	-	-	-	(21,127)	-	(18,006)

Transfer due to policy loans, net of repayments (Note 3D)	-	-	(259)	-	-	-	-	-	-	(154)	-

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	1,681	(341)	38	(5,155)	(157)	(74)	151	(40)	(2,743)	150	784

Transfer from (to) Guaranteed Principal Account	-	-	-	-	-	-	-	-	-	(7,044)	-

Withdrawal due to charges for administrative and insurance costs	(7,281)	(361)	(1,505)	(28,636)	(1,931)	(22,420)	(40,558)	(949)	(51,875)	(42,869)	(10,016)

Divisional transfers	252,952	74,452	36,638	(6,360)	79,332	(26,084)	(2,761)	(4,041)	243,577	(17,384)	9,667

Net increase (decrease) in net assets resulting from capital transactions	275,634	72,930	37,431	(271,916)	77,191	26,531	48,784	(2,769)	870,229	(8,525)	185,706

Total increase (decrease)	345,592	82,322	46,646	(107,958)	94,915	165,127	124,683	3,363	1,569,550	50,844	232,760

NET ASSETS, at beginning of the year	95,141	4,074	16,982	602,897	25,667	570,465	238,043	26,067	1,065,762	227,977	213,434

NET ASSETS, at end of the year	$440,733	$86,396	$63,628	$494,939	$120,582	$735,592	$362,726	$29,430	$2,635,312	$278,821	$446,194

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2003

	Janus Aspen Capital Appreciation Division	Janus Aspen Worldwide Growth Division	MFS® Emerging Growth Division	MFS® New Discovery Division	MFS® Research Division	MML Blend Division	MML Emerging Growth Division	MML Equity Division	MML Equity Index Division	MML Growth Equity Division	MML Large Cap Value Division
Investment income

Dividends (Note 3B)	$678	$1,054	$-	$-	$673	$15,617	$-	$5,892	$253,018	$24	$1,912

Expenses

Mortality and expense risk fees (Note 4)	856	560	1,634	1,972	609	4,091	150	1,952	99,196	685	937

Net investment income (loss) (Note 3C)	(178)	494	(1,634)	(1,972)	64	11,526	(150)	3,940	153,822	(661)	975

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C & 6)	(22,867)	(5,586)	(85,453)	(15,745)	(4,659)	1,068	(450)	(4,866)	(336,085)	(1,063)	(13,717)

Change in net unrealized appreciation/depreciation of investments	50,480	25,817	154,684	117,684	27,225	96,123	9,953	80,130	4,417,149	24,647	63,282

Net gain (loss) on investments	27,613	20,231	69,231	101,939	22,566	97,191	9,503	75,264	4,081,064	23,584	49,565

Net increase in net assets resulting from operations	27,435	20,725	67,597	99,967	22,630	108,717	9,353	79,204	4,234,886	22,923	50,540

Capital transactions: (Note 7)

Net contract payments	20,997	2,955	47,241	35,860	19,734	38,401	-	41,547	4,017,059	696	29,602

Withdrawal of funds	(43,110)	-	(736)	(7,168)	(11,749)	(908,516)	-	(42,403)	(579,814)	-	-

Transfer due to policy loans, net of repayments (Note 3D)	(143)	(133)	-	-	-	-	-	(143)	(142)	-	-

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	(258)	(23)	341	(216)	(103)	(1,888)	(3)	133	(94,284)	(1)	1,406

Transfer from (to) Guaranteed Principal Account	-	-	(3,668)	-	-	-	-	-	-	-	-

Withdrawal due to charges for administrative and insurance costs	(7,306)	(4,404)	(12,206)	(11,396)	(7,313)	(49,537)	(1,221)	(11,058)	(350,478)	(2,216)	(5,831)

Divisional transfers	8,487	9,728	(36,800)	59,213	(871)	3,329	-	(2,687)	958,043	-	152,019

Net increase (decrease) in net assets resulting from capital transactions	(21,333)	8,123	(5,828)	76,293	(302)	(918,211)	(1,224)	(14,611)	3,950,384	(1,521)	177,196

Total increase (decrease)	6,102	28,848	61,769	176,260	22,328	(809,494)	8,129	64,593	8,185,270	21,402	227,736

NET ASSETS, at beginning of the year	127,978	83,986	259,654	232,413	84,727	1,003,366	21,384	308,754	10,980,430	104,202	75,926

NET ASSETS, at end of the year	$134,080	$112,834	$321,423	$408,673	$107,055	$193,872	$29,513	$373,347	$19,165,700	$125,604	$303,662

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2003

	MML Managed Bond Division	MML OTC 100 Division	MML Small Cap Equity Division	MML Small Cap Growth Equity Division	Oppenheimer Aggressive Growth Division	Oppenheimer Bond Division	Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer High Income Division	Oppenheimer International Growth Division
Investment income

Dividends (Note 3B)	$407,956	$-	$174	$-	$-	$6,645	$5,539	$12,648	$24,986	$2,284

Expenses

Mortality and expense risk fees (Note 4)	45,828	-	557	444	6,036	728	6,689	9,133	2,254	1,022

Net investment income (loss) (Note 3C)	362,128	-	(383)	(444)	(6,036)	5,917	(1,150)	3,515	22,732	1,262

Net realized and unrealized gain (loss) on investments

Net realized gain on investments (Notes 3B, 3C & 6)	14,015	(1)	182	(6,714)	(163,439)	5,176	(216,247)	(157,699)	(7,481)	(11,155)

Change in net unrealized appreciation/depreciation of investments	(9,189)	3	25,699	36,766	429,696	(3,439)	515,657	712,408	62,214	84,948

Net gain (loss) on investments	4,826	2	25,881	30,052	266,257	1,737	299,410	554,709	54,733	73,793

Net increase in net assets resulting from operations	366,954	2	25,498	29,608	260,221	7,654	298,260	558,224	77,465	75,055

Capital transactions: (Note 7)

Net contract payments	2,820,394	-	2,226	4,218	185,737	9,270	67,531	122,351	90,014	34,161

Withdrawal of funds	(82,439)	-	-	(26,035)	(626,766)	(108,611)	(720,939)	(516,123)	(88,151)	(19,696)

Transfer due to policy loans, net of repayments (Note 3D)	-	-	-	(155)	(143)	-	(384)	(395)	-	-

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	4,570	(2)	(17)	109	(619)	(273)	(141)	(1,951)	95	340

Transfer from (to) Guaranteed Principal Account	-	-	-	-	-	-	-	-	-	-

Withdrawal due to charges for administrative and insurance costs	(191,979)	-	(3,018)	(1,932)	(82,703)	(2,091)	(64,718)	(66,192)	(11,638)	(20,021)

Divisional transfers	(1,054,625)	-	(5,135)	-	(15,803)	(3,347)	(17,341)	(1,175)	(19,317)	27,985

Net increase (decrease) in net assets resulting from capital transactions	1,495,921	(2)	(5,944)	(23,795)	(540,297)	(105,052)	(735,992)	(463,485)	(28,997)	22,769

Total increase (decrease)	1,862,875	-	19,554	5,813	(280,076)	(97,398)	(437,732)	94,739	48,468	97,824

NET ASSETS, at beginning of the period/year	6,006,085	-	85,052	72,436	1,075,410	117,262	1,301,538	1,480,121	302,330	154,368

NET ASSETS, at end of the year	$7,868,960	$-	$104,606	$78,249	$795,334	$19,864	$863,806	$1,574,860	$350,798	$252,192

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2003

	***Oppenheimer Main Street Division	Oppenheimer Main Street® Small Cap Division	Oppenheimer Money Division	Oppenheimer Multiple Strategies Division	Oppenheimer Strategic Bond Division	Panorama Growth Division	Panorama Total Return Division	T. Rowe Price Limited-Term Bond Division	T. Rowe Price Mid-Cap Growth Division	T. Rowe Price New America Growth Division
Investment income

Dividends (Note 3B)	$8,768	$-	$86,846	$2,749	$15,876	$1,819	$9,238	$8,248	$-	$-

Expenses

Mortality and expense risk fees (Note 4)	3,932	2,375	66,675	661	1,390	814	1,264	1,242	5,011	576

Net investment income (loss) (Note 3C)	4,836	(2,375)	20,171	2,088	14,486	1,005	7,974	7,006	(5,011)	(576)

Net realized and unrealized gain (loss) on investments

Net realized gain on investments (Notes 3B, 3C & 6)	(90,377)	20,086	-	(775)	1,129	(14,614)	(66,098)	2,435	(30,023)	1,693

Change in net unrealized appreciation/depreciation of investments	231,445	132,215	-	23,474	20,751	45,665	91,593	(1,848)	308,556	27,854

Net gain (loss) on investments	141,068	152,301	-	22,699	21,880	31,051	25,495	587	278,533	29,547

Net increase in net assets resulting from operations	145,904	149,926	20,171	24,787	36,366	32,056	33,469	7,593	273,522	28,971

Capital transactions: (Note 7)

Net contract payments	43,955	26,689	2,264,841	21,268	25,744	20,145	30,688	24,488	179,834	11,048

Withdrawal of funds	(513,780)	(118,704)	(32,429)	(17,398)	-	(111,155)	-	-	(55,306)	(10,387)

Transfer due to policy loans, net of repayments (Note 3D)	-	-	(3,224)	-	-	(245)	-	-	-	(400)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	(515)	(1,258)	123	(74)	(3)	(2,659)	(1,328)	(23)	(225)	(13)

Transfer from (to) Guaranteed Principal Account	-	(7,519)	(19,306)	-	-	-	-	-	-	-

Withdrawal due to charges for administrative and insurance costs	(41,783)	(13,524)	(291,623)	(5,445)	(28,628)	(7,871)	(3,598)	(10,533)	(58,446)	(3,636)

Divisional transfers	(31,415)	4,477	(428,607)	12,030	(83,043)	572	(317,244)	122,218	21,321	(2,000)

Net increase (decrease) in net assets resulting from capital transactions	(543,538)	(109,839)	1,489,775	10,381	(85,930)	(101,213)	(291,482)	136,150	87,178	(5,388)

Total increase (decrease)	(397,634)	40,087	1,509,946	35,168	(49,564)	(69,157)	(258,013)	143,743	360,700	23,583

NET ASSETS, at beginning of the year	834,161	329,002	10,498,573	83,369	275,400	143,131	260,865	151,171	649,189	81,977

NET ASSETS, at end of the year	$436,527	$369,089	$12,008,519	$118,537	$225,836	$73,974	$2,852	$294,914	$1,009,889	$105,560

***	Prior to May 1, 2003, this division was called Oppenheimer Main Street® Growth and Income Division.

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2002

	American Century® VP Income & Growth Division	American Century® VP International Division	American Century® VP Value Division	Fidelity® VIP Growth Division	Fidelity® VIP II Contrafund® Division	Goldman Sachs Capital Growth Division	Goldman Sachs CORESM U.S. Equity Division	Goldman Sachs Growth and Income Division	Goldman Sachs International Equity Division	Goldman Sachs Mid Cap Value Division	Janus Aspen Balanced Division
Investment income

Dividends (Note 3B)	$1,074	$33	$1,087	$31	$4,244	$1,216	$1,559	$419	$13,052	$3,228	$3,972

Expenses

Mortality and expense risk fees (Note 4)	618	27	108	151	3,662	2,471	$1,412	$75	$6,696	1,063	$912

Net investment income (loss) (Note 3C)	456	6	979	(120)	582	(1,255)	147	344	6,356	2,165	3,060

Net realized and unrealized gain (loss) on investments

Net realized and unrealized gain (loss) on investments (Notes 3B, 3C & 6)	(2,024)	(97)	269	(416)	(22,249)	(89,091)	(47,856)	(535)	(41,494)	1,083	(10,500)

Change in net unrealized appreciation/depreciation of investments	(21,193)	(975)	(4,010)	(8,401)	(42,543)	(1,231)	(10,599)	(130)	(181,302)	(13,708)	612

Net gain (loss) on investments	(23,217)	(1,072)	(3,741)	(8,817)	(64,792)	(90,322)	(58,455)	(665)	(222,796)	(12,625)	(9,888)

Net increase (decrease) in net assets resulting from operations	(22,761)	(1,066)	(2,762)	(8,937)	(64,210)	(91,577)	(58,308)	(321)	(216,440)	(10,460)	(6,828)

Capital transactions: (Note 7)

Net contract payments	12,869	487	3,208	13,891	106,032	55,669	77,220	2,001	712,585	68,516	188,280

Withdrawal of funds	-	-	(1,765)	-	(7,652)	(6,078)	-	-	-	-	(121,399)

Transfer due to death benefits	-	-	-	-	-	-	-	-	-	-	-

Transfer due to policy loans, net of repayments (Note 3D)	-	-	(264)	-	-	-	-	-	-	(167)	-

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	(146)	(3)	(174)	(166)	(546)	736	99	71	6,655	454	(1,620)

Transfer from (to) guaranteed principle account	-	-	-	-	-	-	-	-	-	-	-

Withdrawal due to charges for administrative and insurance costs	(4,861)	(116)	(984)	(940)	(29,100)	(14,525)	(37,770)	(405)	(46,214)	(45,136)	(4,669)

Divisional transfers	-	-	2,223	-	3,831	246,788	12,472	18,993	35,596	65,466	41,864

Net increase (decrease) in net assets resulting from capital transactions	7,862	368	2,244	12,785	72,565	282,590	52,021	20,660	708,622	89,133	102,456

Total increase (decrease)	(14,899)	(698)	(518)	3,848	8,355	191,013	(6,287)	20,339	492,182	78,673	95,628

NET ASSETS, at beginning of the year	110,040	4,772	17,500	21,819	594,542	379,452	244,330	5,728	573,580	149,304	117,806

NET ASSETS, at end of the year	$95,141	$4,074	$16,982	$25,667	$602,897	$570,465	$238,043	$26,067	$1,065,762	$227,977	$213,434

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2002

	Janus Aspen Capital Appreciation Division	Janus Aspen Worldwide Growth Division	MFS® Emerging Growth Division	MFS® New Discovery Division	MFS® Research Division	MML Blend Division	MML Emerging Growth Division	MML Equity Division	MML Equity Index Division	MML Growth Equity Division	MML Large Cap Value Division
Investment income

Dividends (Note 3B)	$783	$770	$-	$-	$196	$29,820	$-	$15,713	$162,288	$-	$553

Expenses

Mortality and expense risk fees (Note 4)	$815	$443	$1,416	$1,611	$474	6,307	166	2,777	66,589	230	507

Net investment income (loss) (Note 3C)	(32)	327	(1,416)	(1,611)	(278)	23,513	(166)	12,936	95,699	(230)	46

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C & 6)	(5,713)	(7,454)	(92,168)	(30,401)	(7,056)	(302,903)	(380)	(351,556)	(420,130)	(398)	(1,214)

Change in net unrealized appreciation/depreciation of investments	(18,189)	(12,283)	3,167	(72,860)	(13,548)	143,171	(15,969)	212,769	(2,445,329)	(9,958)	(14,609)

Net gain (loss) on investments	(23,902)	(19,737)	(89,001)	(103,261)	(20,604)	(159,732)	(16,349)	(138,787)	(2,865,459)	(10,356)	(15,823)

Net increase (decrease) in net assets resulting from operations	(23,934)	(19,410)	(90,417)	(104,872)	(20,882)	(136,219)	(16,515)	(125,851)	(2,769,760)	(10,586)	(15,777)

Capital transactions: (Note 7)

Net contract payments	20,256	3,063	79,723	47,148	21,639	597,129	-	284,755	4,395,304	31,416	-

Withdrawal of funds	-	-	(8,946)	(11,417)	(1,045)	(41,520)	-	(28,188)	(47,380)	-	-

Transfer due to death benefits	-	-	-	-	-	-	-	-	-	-	-

Transfer due to policy loans, net of repayments (Note 3D)	(148)	(135)	-	(1,383)	-	-	-	(141)	(5,387)	-	-

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	(86)	6	(957)	123	(142)	(1,121)	1	(589)	(272,936)	2,431	1

Transfer from (to) guaranteed principle account	-	-	(10,209)	-	-	-	-	-	-	-	-

Withdrawal due to charges for administrative and insurance costs	(7,026)	(3,454)	(11,800)	(10,297)	(5,963)	(87,753)	(1,240)	(22,279)	(322,569)	(780)	(4,336)

Divisional transfers	1,361	25,761	37,221	(26,533)	15,993	(416,085)	-	(316,557)	933,577	73,877	-

Net increase (decrease) in net assets resulting from capital transactions	14,357	25,241	85,032	(2,359)	30,482	50,650	(1,239)	(82,999)	4,680,609	106,944	(4,335)

Total increase (decrease)	(9,577)	5,831	(5,385)	(107,231)	9,600	(85,569)	(17,754)	(208,850)	1,910,849	96,358	(20,112)

NET ASSETS, at beginning of the year	137,555	78,155	265,039	339,644	75,127	1,088,935	39,138	517,604	9,069,581	7,844	96,038

NET ASSETS, at end of the year	$127,978	$83,986	$259,654	$232,413	$84,727	$1,003,366	$21,384	$308,754	$10,980,430	$104,202	$75,926

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2002

	MML Managed Bond Division	MML OTC 100 Division	†MML Small Cap Equity Division	MML Small Cap Growth Equity Division	Oppenheimer Aggressive Growth Division	Oppenheimer Bond Division	Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer High Income Division	Oppenheimer Main Street® Growth & Income Division
Investment income

Dividends (Note 3B)	$364,683	$-	$218	$-	$5,107	$7,684	$5,761	$6,868	$23,099	$4,545

Expenses

Mortality and expense risk fees (Note 4)	33,818	7	403	337	5,432	645	6,733	8,283	1,561	4,251

Net investment income (loss) (Note 3C)	330,865	(7)	(185)	(337)	(325)	7,039	(972)	(1,415)	21,538	294

Net realized and unrealized gain (loss) on investments

Net realized gain on investments (Notes 3B, 3C & 6)	(819)	(1,616)	(2,411)	(959)	(181,983)	(66)	(139,368)	(130,188)	(16,120)	(43,911)

Change in net unrealized appreciation/depreciation of investments	92,619	(2)	(6,186)	(13,982)	(86,357)	1,849	(175,796)	(194,979)	(12,386)	(95,568)

Net gain (loss) on investments	91,800	(1,618)	(8,597)	(14,941)	(268,340)	1,783	(315,164)	(325,167)	(28,506)	(139,479)

Net increase (decrease) in net assets resulting from operations	422,665	(1,625)	(8,782)	(15,278)	(268,665)	8,822	(316,136)	(326,582)	(6,968)	(139,185)

Capital transactions: (Note 7)

Net contract payments	2,829,728	-	9,945	9,176	475,714	14,867	442,536	308,938	91,855	275,701

Withdrawal of funds	(2,705)	-	(3,463)	-	(23,267)	58	(15,304)	(27,621)	-	(5,107)

Transfer due to death benefits	-	-	-	-	-	-	-	-	-	-

Transfer due to policy loans, net of repayments (Note 3D)	-	-	(1,434)	(128)	(132)	-	(2,888)	(4,402)	-	-

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	(727)	1,625	537	1,163	(2,644)	64	230	(721)	(21)	550

Transfer from (to) guaranteed principle account	-	-	-	-	-	-	(2,541)	(12,981)	-	(10,599)

Withdrawal due to charges for administrative and insurance costs	(233,340)	-	(2,301)	(1,860)	(91,855)	(1,978)	(81,958)	(72,972)	(8,724)	(57,569)

Divisional transfers	33,498	-	47,758	49,849	95,559	(2,242)	94,595	202,549	24,943	84,902

Net increase (decrease) in net assets resulting from capital transactions	2,626,454	1,625	51,042	58,200	453,375	10,769	434,670	392,790	108,053	287,878

Total increase (decrease)	3,049,119	-	42,260	42,922	184,710	19,591	118,534	66,208	101,085	148,693

NET ASSETS, at beginning of the period/year	2,956,966	-	42,792	29,514	890,700	97,671	1,183,004	1,413,913	201,245	685,468

NET ASSETS, at end of the year	$6,006,085	$-	$85,052	$72,436	$1,075,410	$117,262	$1,301,538	$1,480,121	$302,330	$834,161

†	Prior to May 1, 2002, the MML Small Cap Equity Division was called the MML Small Cap Value Equity Division.

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2002

	Oppenheimer Main Street® Small Cap Division	Oppenheimer Money Division	Oppenheimer Multiple Strategies Division	Oppenheimer Strategic Bond Division	Oppenheimer International Growth Division	Panorama Growth Division	Panorama Total Return Division	T. Rowe Price Limited-Term Bond Division	T. Rowe Price Mid-Cap Growth Division	T. Rowe Price New America Growth Division
Investment income

Dividends (Note 3B)	$-	$152,006	$3,804	$12,814	$1,009	$1,322	$8,427	$8,639	$-	$-

Expenses

Mortality and expense risk fees (Note 4)	1,566	62,379	473	1,240	997	859	1,562	1,054	3,595	392

Net investment income (loss) (Note 3C)	(1,566)	89,627	3,331	11,574	12	463	6,865	7,585	(3,595)	(392)

Net realized and unrealized gain (loss) on investments

Net realized gain on investments (Notes 3B, 3C & 6)	(12,488)	-	(2,091)	(1,705)	(68,281)	(4,895)	(1,393)	1,069	(34,961)	(15,872)

Change in net unrealized appreciation/depreciation of investments	(32,883)	-	(10,093)	5,613	5,545	(26,683)	(47,807)	(868)	(98,191)	(3,944)

Net gain (loss) on investments	(45,371)	-	(12,184)	3,908	(62,736)	(31,578)	(49,200)	201	(133,152)	(19,816)

Net increase (decrease) in net assets resulting from operations	(46,937)	89,627	(8,853)	15,482	(62,724)	(31,115)	(42,335)	7,786	(136,747)	(20,208)

Capital transactions: (Note 7)

Net contract payments	60,466	2,836,303	24,911	31,229	62,931	34,970	40,653	3,803	139,256	27,610

Withdrawal of funds	-	(261,389)	-	(6,822)	(1,072)	-	-	(13,782)	(398)	-

Transfer due to death benefits	-	-	-	-	-	-	-	-	-	-

Transfer due to policy loans, net of repayments (Note 3D)	-	(118,280)	-	(2,924)	-	(250)	-	(5,941)	-	(350)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	(455)	(7,967)	(120)	(146)	(332)	116	(35)	90	776	1,386

Transfer from (to) guaranteed principle account	-	(575,710)	-	-	-	-	-	-	-	-

Withdrawal due to charges for administrative and insurance costs	(10,250)	(282,200)	(4,736)	(25,777)	(20,937)	(7,517)	(4,691)	(8,827)	(51,927)	(3,150)

Divisional transfers	123,919	(1,699,226)	16,304	95,115	48,375	(19)	-	(48,155)	70,039	6,385

Net increase (decrease) in net assets resulting from capital transactions	173,680	(108,469)	36,359	90,675	88,965	27,300	35,927	(72,812)	157,746	31,881

Total increase (decrease)	126,743	(18,842)	27,506	106,157	26,241	(3,815)	(6,408)	(65,026)	20,999	11,673

NET ASSETS, at beginning of the year	202,259	10,517,415	55,863	169,243	128,127	146,946	267,273	216,197	628,190	70,304

NET ASSETS, at end of the year	$329,002	$10,498,573	$83,369	$275,400	$154,368	$143,131	$260,865	$151,171	$649,189	$81,977

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2001

	American Century® VP Income & Growth Division	American Century® VP International Division	American Century® VP Value Division	Fidelity® VIP Growth Division	Fidelity® VIP II Contrafund® Division	Goldman Sachs Capital Growth Division	Goldman Sachs CORESM U.S. Equity Division	Goldman Sachs Growth and Income Division	Goldman Sachs International Equity Division	Goldman Sachs Mid Cap Value Division
Investment income

Dividends (Note 3B)	$706	$-	$-	$51	$16,795	$1,902	$1,118	$27	$10,369	$8,345

Expenses

Mortality and expense risk fees (Note 4)	590	9	32	54	3,146	2,694	1,603	35	3,598	1,446

Net investment income (loss) (Note 3C)	116	(9)	(32)	(3)	13,649	(792)	(485)	(8)	6,771	6,899

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C & 6)	(844)	(1)	(320)	(79)	(9,118)	(57,850)	(37,373)	(34)	(49,825)	55,811

Change in net unrealized appreciation/depreciation of investments	(7,326)	(109)	1,317	92	(73,769)	(21,166)	8,372	(615)	(127,821)	(28,647)

Net gain (loss) on investments	(8,170)	(110)	997	13	(82,887)	(79,016)	(29,001)	(649)	(177,646)	27,164

Net increase (decrease) in net assets resulting from operations	(8,054)	(119)	965	10	(69,238)	(79,808)	(29,486)	(657)	(170,875)	34,063

Capital transactions: (Note 7)

Net contract payments	23,113	-	529	7,278	166,164	139,634	113,702	1,305	22,402	103,300

Withdrawal of funds	-	-	-	-	(3,167)	(30,732)	(53)	-	(55)	-

Transfer due to death benefits	-	-	-	-	-	-	(44,378)	-	-	-

Transfer due to policy loans, net of repayments (Note 3D)	-	-	(5,439)	-	-	-	-	-	-	(2,888)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	(156)	-	(15)	176	190	67	(94)	3	215	(429)

Transfer of seed money	-	-	-	-	(3,119)	-	(1,535)	-	(39,612)	-

Withdrawal due to charges for administrative and insurance costs	(2,939)	(17)	(175)	(213)	(23,104)	(12,722)	(36,921)	(167)	(21,921)	(44,423)

Divisional transfers	11,814	4,908	21,635	14,568	8,434	(138,484)	(97,145)	-	658,372	(271,998)

Net increase (decrease) in net assets resulting from capital transactions	31,832	4,891	16,535	21,809	145,398	(42,237)	(66,424)	1,141	619,401	(216,438)

Total increase (decrease)	23,778	4,772	17,500	21,819	76,160	(122,045)	(95,910)	484	448,526	(182,375)

NET ASSETS, at beginning of the period/year	86,262	-	-	-	518,382	501,497	340,240	5,244	125,054	331,679

NET ASSETS, at end of the year	$110,040	$4,772	$17,500	$21,819	$594,542	$379,452	$244,330	$5,728	$573,580	$149,304

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2001

	Janus Aspen Balanced Division	Janus Aspen Capital Appreciation Division	Janus Aspen Worldwide Growth Division	MFS® Emerging Growth Division	MFS® New Discovery Division	MFS® Research Division	MML Blend Division	MML Emerging Growth Division	MML Equity Division	MML Equity Index Division	MML Growth Equity Division
Investment income

Dividends (Note 3B)	$3,069	$1,571	$389	$20,922	$6,564	$3,897	$171,136	$-	$168,572	$93,614	$3

Expenses

Mortality and expense risk fees (Note 4)	684	654	414	1,811	1,565	252	5,856	210	3,576	53,696	44

Net investment income (loss) (Note 3C)	2,385	917	(25)	19,111	4,999	3,645	165,280	(210)	164,996	39,918	(41)

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C & 6)	(293)	(3,110)	(1,837)	(109,149)	(6,410)	(6,440)	(92,462)	(15,600)	(61,668)	(1,412,747)	(2,850)

Change in net unrealized appreciation/depreciation of investments	(8,670)	(24,074)	(14,954)	(50,069)	(18,009)	(429)	(132,371)	11,813	(199,732)	(159,772)	(929)

Net gain (loss) on investments	(8,963)	(27,184)	(16,791)	(159,218)	(24,419)	(6,869)	(224,833)	(3,787)	(261,400)	(1,572,519)	(3,779)

Net increase (decrease) in net assets resulting from operations	(6,578)	(26,267)	(16,816)	(140,107)	(19,420)	(3,224)	(59,553)	(3,997)	(96,404)	(1,532,601)	(3,820)

Capital transactions: (Note 7)

Net contract payments	48,720	23,249	11,919	125,157	51,866	21,403	438,174	-	111,683	527,026	8,375

Withdrawal of funds	-	-	-	(77,171)	(8,469)	-	(102,295)	-	(131,284)	(248,067)	-

Transfer due to death benefits	-	-	-	-	-	-	-	-	-	-	-

Transfer due to policy loans, net of repayments (Note 3D)	-	(2,867)	(2,868)	-	-	-	-	-	(2,876)	(2,863)	-

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	1	503	222	(410)	593	429	1,652	(2,791)	1,584	(3,808)	2,819

Transfer of seed money	-	-	-	(1,148)	-	-	-	-	-	-	-

Withdrawal due to charges for administrative and insurance costs	(2,854)	(3,485)	(1,931)	(12,211)	(8,610)	(3,222)	(71,284)	(966)	(30,572)	(221,686)	(181)

Divisional transfers	5,950	64,856	30,056	(28,730)	139,300	33,807	334,673	10,513	57,543	3,678,681	651

Net increase (decrease) in net assets resulting from capital transactions	51,817	82,256	37,398	5,487	174,680	52,417	600,920	6,756	6,078	3,729,283	11,664

Total increase (decrease)	45,239	55,989	20,582	(134,620)	155,260	49,193	541,367	2,759	(90,326)	2,196,682	7,844

NET ASSETS, at beginning of the period/year	72,567	81,566	57,573	399,659	184,384	25,934	547,568	36,379	607,930	6,872,899	-

NET ASSETS, at end of the year	$117,806	$137,555	$78,155	$265,039	$339,644	$75,127	$1,088,935	$39,138	$517,604	$9,069,581	$7,844

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2001

	MML Large Cap Value Division	MML Managed Bond Division	MML Small Cap Growth Equity Division	MML Small Cap Value Equity Division	Oppenheimer Aggressive Growth Division	Oppenheimer Bond Division	Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer High Income Division	Oppenheimer Main Street® Growth & Income Division
Investment income

Dividends (Note 3B)	$330	$247,532	$134	$205	$91,971	$6,252	$72,525	$129,417	$14,650	$2,586

Expenses

Mortality and expense risk fees (Note 4)	572	20,437	105	147	4,569	545	6,088	7,284	1,012	3,290

Net investment income (loss) (Note 3C)	(242)	227,095	29	58	87,402	5,707	66,437	122,133	13,638	(704)

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C & 6)	(819)	97,104	(70)	(95)	(298,769)	593	(113,512)	(92,815)	(820)	(31,664)

Change in net unrealized appreciation/depreciation of investments	(10,096)	(93,543)	(3,320)	564	(49,074)	(524)	(116,947)	(188,052)	(11,374)	(29,575)

Net gain (loss) on investments	(10,915)	3,561	(3,390)	469	(347,843)	69	(230,459)	(280,867)	(12,194)	(61,239)

Net increase (decrease) in net assets resulting from operations	(11,157)	230,656	(3,361)	527	(260,441)	5,776	(164,022)	(158,734)	1,444	(61,943)

Capital transactions: (Note 7)

Net contract payments	16,751	45,334	143	1,721	508,410	13,525	449,955	420,991	39,312	269,923

Withdrawal of funds	-	(2,958)	-	(6,493)	(150,054)	(6,610)	(250,335)	(139,570)	(106)	(77,824)

Transfer due to death benefits	-	-	-	-	-	-	-	-	-	-

Transfer due to policy loans, net of repayments (Note 3D)	-	-	(2,879)	-	(2,885)	-	(8,277)	(8,310)	-	-

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	(394)	3,988	(112)	10	4,728	21	2,145	2,568	416	556

Transfer of seed money	-	(6,236)	-	-	-	-	(50,767)	-	(3,836)	-

Withdrawal due to charges for administrative and insurance costs	(2,895)	(109,338)	(685)	(614)	(69,549)	(1,600)	(57,041)	(49,661)	(4,586)	(38,181)

Divisional transfers	1,303	1,255,554	36,408	42,005	366,163	6,228	629,687	490,191	32,159	278,791

Net increase (decrease) in net assets resulting from capital transactions	14,765	1,186,344	32,875	36,629	656,813	11,564	715,367	716,209	63,359	433,265

Total increase (decrease)	3,608	1,417,000	29,514	37,156	396,372	17,340	551,345	557,475	64,803	371,322

NET ASSETS, at beginning of the period/year	92,430	1,539,966	-	5,636	494,328	80,331	631,659	856,438	136,442	314,146

NET ASSETS, at end of the year	$96,038	$2,956,966	$29,514	$42,792	$890,700	$97,671	$1,183,004	$1,413,913	$201,245	$685,468

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I - Strategic Variable Life® Plus Segment

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2001

	*Oppenheimer Main Street® Small Cap Division	Oppenheimer Money Division	Oppenheimer Multiple Strategies Division	Oppenheimer Strategic Bond Division	Oppenheimer International Growth Division	Panorama Growth Division	Panorama Total Return Division	T. Rowe Price Limited-Term Bond Division	T. Rowe Price Mid-Cap Growth Division	T. Rowe Price New America Growth Division
Investment income

Dividends (Note 3B)	$-	$319,810	$3,703	$4,329	$23,103	$918	$10,601	$8,330	$-	$1,183

Expenses

Mortality and expense risk fees (Note 4)	1,073	52,952	267	671	771	606	1,538	928	2,509	402

Net investment income (loss) (Note 3C)	(1,073)	266,858	3,436	3,658	22,332	312	9,063	7,402	(2,509)	781

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C & 6)	(8,576)	-	(1,578)	(1,402)	(24,365)	(7,919)	(332)	1,430	(4,954)	(19,994)

Change in net unrealized appreciation/depreciation of investments	7,665	-	(990)	2,429	(35,461)	(1,677)	(28,513)	2,115	6,226	9,666

Net gain (loss) on investments	(911)	-	(2,568)	1,027	(59,826)	(9,596)	(28,845)	3,545	1,272	(10,328)

Net increase (decrease) in net assets resulting from operations	(1,984)	266,858	868	4,685	(37,494)	(9,284)	(19,782)	10,947	(1,237)	(9,547)

Capital transactions: (Note 7)

Net contract payments	24,573	15,519,937	13,925	22,298	37,191	22,605	39,049	8,372	87,765	9,528

Withdrawal of funds	-	(4,765,561)	-	(2,133)	(6,700)	-	-	(4,442)	(32,362)	(8,884)

Transfer due to death benefits	-	(8,175)	-	-	-	-	-	-	-	-

Transfer due to policy loans, net of repayments (Note 3D)	-	-	-	-	-	(5,438)	-	-	-	(8,280)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	250	8,292	264	(4)	230	(1,114)	560	34	(177)	57

Transfer of seed money	-	(109,678)	-	-	-	-	-	-	-	(7,496)

Withdrawal due to charges for administrative and insurance costs	(3,725)	(263,833)	(3,150)	(18,174)	(16,550)	(4,649)	(3,651)	(4,029)	(43,942)	(2,255)

Divisional transfers	(953)	(8,397,705)	24,747	128,978	18,522	67,460	-	131,535	329,203	20,320

Net increase (decrease) in net assets resulting from capital transactions	20,145	1,983,277	35,786	130,965	32,693	78,864	35,958	131,470	340,487	2,990

Total increase (decrease)	18,161	2,250,135	36,654	135,650	(4,801)	69,580	16,176	142,417	339,250	(6,557)

NET ASSETS, at beginning of the year	184,098	8,267,280	19,209	33,593	132,928	77,366	251,097	73,780	288,940	76,861

NET ASSETS, at end of the year	$202,259	$10,517,415	$55,863	$169,243	$128,127	$146,946	$267,273	$216,197	$628,190	$70,304

*	Prior to May 1, 2001, this Division was called the Oppenheimer Small Cap Growth Division.

See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I -

Strategic Variable Life® Plus Segment

Notes To Financial Statements

1.	HISTORY

Massachusetts Mutual Variable Life Separate Account I (“Separate Account I”) is a separate investment account established on July 13, 1988, by Massachusetts Mutual Life Insurance Company (“MassMutual”) in accordance with the provisions of Section 132G of Chapter 175 of the Massachusetts General Laws.

MassMutual maintains twelve segments within Separate Account I. The initial segment (“Variable Life Plus Segment”) is used exclusively for MassMutual’s flexible premium variable whole life insurance policy, known as Variable Life Plus.

On March 30, 1990, MassMutual established a second segment (“Large Case Variable Life Plus Segment”) within Separate Account I to be used exclusively for MassMutual’s flexible premium variable whole life insurance policy with table of selected face amounts, known as Large Case Variable Life Plus.

On July 5, 1995, MassMutual established a third segment (“Strategic Variable Life Segment”) within Separate Account I to be used exclusively for MassMutual’s flexible premium variable whole life insurance policy with table of selected face amounts, known as Strategic Variable Life®.

On July 24, 1995, MassMutual established a fourth segment (“Variable Life Select Segment”) within Separate Account I to be used exclusively for MassMutual’s flexible premium variable whole life insurance policy, known as Variable Life Select.

On February 11, 1997, MassMutual established a fifth segment (“Strategic GVUL Segment”) within Separate Account I to be used exclusively for MassMutual’s group flexible premium adjustable life insurance policy with variable rider, known as Strategic Group Variable Universal Life®.

On November 12, 1997, MassMutual established a sixth segment (“SVUL Segment”) within Separate Account I to be used exclusively for MassMutual’s survivorship flexible premium adjustable life insurance policy, known as Survivorship Variable Universal Life.

On November 12, 1997, MassMutual established a seventh segment (“VUL Segment”) within Separate Account I to be used exclusively for MassMutual’s flexible premium adjustable life insurance policy, known as Variable Universal Life.

On July 13, 1998, MassMutual established an eighth segment (“Strategic Variable Life Plus Segment”) within Separate Account I to be used exclusively for MassMutual’s flexible premium variable universal life insurance policy, known as Strategic Variable Life® Plus.

On November 23, 1999, MassMutual established a ninth segment (“SVUL II Segment”) within Separate Account I to be used exclusively for MassMutual’s new survivorship flexible premium adjustable variable life insurance policy, known as Survivorship Variable Universal Life II.

On November 20, 2000, MassMutual established a tenth segment (“VUL II Segment”) within Separate Account I to be used exclusively for MassMutual’s flexible premium adjustable variable life insurance policy, known as Variable Universal Life II.

On November 20, 2000, MassMutual established an eleventh segment (“LVUL Segment”) within Separate Account I to be used exclusively for MassMutual’s flexible premium adjustable variable life insurance policy, known as Leadership Variable Universal Life.

On October 15, 2002, MassMutual established a twelfth segment (“VUL GuardSM Segment”) within Separate Account I to be used exclusively for MassMutual’s new lifetime insurance protection for individual, flexible premium adjustable, variable life insurance policy, known as VUL GuardSM.

The Separate Account I operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 (“the 1940 Act”).

Notes To Financial Statements (Continued)

The assets and liabilities of Separate Account I are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account I assets are not chargeable with liabilities arising out of any other business MassMutual may conduct.

2.	INVESTMENT OF STRATEGIC VARIABLE LIFE® PLUS SEGMENT’S ASSETS

The Strategic Variable Life® Plus Segment consists of forty-two divisions. Each division invests in corresponding shares of either the American Century® Variable Portfolios, Inc. (“American Century VP”), Fidelity® Variable Insurance Products Fund (“Fidelity VIP”), Goldman Sachs Variable Insurance Trust (“Goldman Sachs VIT”), Janus Aspen Series (“Janus Aspen”), MFS® Variable Insurance TrustSM (“MFS Trust”), MML Series Investment Fund (“MML Trust”), Oppenheimer Variable Account Funds (“Oppenheimer Funds”), Panorama Series Fund, Inc. (“Panorama Fund”) T. Rowe Price Equity Series, Inc. (“T. Rowe Price”) and T. Rowe Price Fixed Income Series, Inc. At any one time, twenty-one divisions, plus the Guaranteed Principal Account (“GPA”), are available to a policyowner.

American Century VP is a diversified, open-end, management investment company registered under the 1940 Act with three of its Funds available to the Strategic Variable Life Plus Segment’s policyowners: American Century® VP Income & Growth Fund, American Century® VP International Fund and American Century® VP Value Fund. American Century Investment Management, Inc. is the investment adviser to the Funds.

Fidelity VIP is an open-end, management investment company registered under the 1940 Act with two of its Portfolios available to the Strategic Variable Life Plus Segment’s policyowners: Fidelity® VIP Contrafund® Portfolio (Service Class) and Fidelity® VIP Growth Portfolio (Service Class). Fidelity Management & Research Company (“FMR”) is the investment adviser to the Portfolio. FMR Co., Inc., a wholly-owned subsidiary of FMR, serves as the sub-adviser to the Portfolio.

Goldman Sachs VIT is an open-end, management investment company registered under the 1940 Act with five of its Funds available to the Strategic Variable Life Plus Segment’s policyowners: Goldman Sachs VIT Capital Growth Fund, Goldman Sachs VIT CORESM U.S. Equity Fund, Goldman Sachs VIT Growth and Income Fund, Goldman Sachs VIT International Equity Fund and Goldman Sachs VIT Mid Cap Value Fund. Goldman Sachs Asset Management L.P., serves as investment adviser to the Funds.

Janus Aspen is an open-end, management investment company registered under the 1940 Act with three of its Portfolios available to the Strategic Variable Life Plus Segment’s policyowners: Janus Aspen Balanced Portfolio, Janus Aspen Capital Appreciation Portfolio and Janus Aspen Worldwide Growth Portfolio. Janus Capital Management LLC is the investment adviser to the Portfolios.

MFS Trust is an open-end, management investment company registered under the 1940 Act with three of its separate series of shares available to the Strategic Variable Life Plus Segment’s policyowners: MFS® Emerging Growth Series, MFS® New Discovery Series and MFS® Research Series. Massachusetts Financial Services Company serves as investment adviser to the MFS Trust.

MML Trust is an open-end, investment company registered under the 1940 Act with ten of its separate series available to the Strategic Variable Life Plus Segment’s policyowners: MML Blend Fund, MML Emerging Growth Fund, MML Equity Fund, MML Equity Index Fund (Class II), MML Growth Equity Fund, MML Large Cap Value Fund, MML Managed Bond Fund, MML OTC 100 Fund, MML Small Cap Equity Fund (prior to May 1, 2002, this fund was called MML Small Cap Value Equity Fund) and MML Small Cap Growth Equity Fund. MassMutual serves as investment adviser to each of the MML Funds pursuant to an investment management agreement. David L. Babson & Company Inc. (“Babson”), a controlled subsidiary of MassMutual, serves as the investment sub-adviser to the MML Managed Bond Fund, MML Blend Fund and MML Small Cap Equity Fund. MassMutual has entered into sub-advisory agreements with Babson and with Alliance Capital Management L.P. (“Alliance Capital”) (effective February 12, 2002) whereby Babson and Alliance Capital each manage a portion of the MML Equity Fund. MassMutual has entered into a sub-advisory agreement with Northern Trust Investments, Inc. (“Northern Trust”) whereby Northern Trust manages the investments of the MML Equity Index Fund and MML OTC 100 Fund. Prior to January 31, 2003, Deutsche Asset Management, Inc., served as sub-adviser to the Funds. MassMutual has entered into an agreement with Massachusetts Financial Services Company to serve as the investment sub-adviser to the MML Growth Equity Fund. MassMutual has entered into an agreement with Wellington Management

Notes To Financial Statements (Continued)

Company, LLP and Waddell & Reed Investment Management Company pursuant to which each serves as investment sub-advisor for the MML Small Cap Growth Equity Fund. Effective December 3, 2001, Wellington Management replaced J.P. Morgan Investment Management Inc. as one of the MML Small Cap Growth Equity Fund’s two sub-advisers. MassMutual entered into an agreement with Davis Selected Advisers, L.P., to serve as the investment sub-adviser to the MML Large Cap Value Fund. MassMutual entered into an agreement with RS Investment Management L.P., to serve as the investment sub-adviser to the MML Emerging Growth Fund.

Oppenheimer Funds is an open-end, management investment company registered under the 1940 Act with ten of its Funds available to the Strategic Variable Life Plus Segment’s policyowners: Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund®/VA (prior to May 1, 2003, this fund was called Oppenheimer Main Street® Growth & Income Fund/VA). Oppenheimer Main Street® Small Cap Fund/VA (prior to May 1, 2001, this Fund/VA was called the Oppenheimer Small Cap Growth Fund/VA), Oppenheimer Money Fund/VA, Oppenheimer Multiple Strategies Fund/VA and Oppenheimer Strategic Bond Fund/VA.

Panorama Fund is an open-end, management investment company registered under the 1940 Act with three of its Portfolios available to the Strategic Variable Life Plus Segment’s policyowners: Oppenheimer International Growth Fund/VA, Panorama Growth Portfolio and Panorama Total Return Portfolio.

OppenheimerFunds, Inc., a controlled subsidiary of MassMutual, serves as the investment adviser to the Oppenheimer Funds and Panorama Fund.

T. Rowe Price Fixed Income Series, Inc. is a diversified, open-end, investment company registered under the 1940 Act with one of its Portfolios available to the Strategic Variable Life Plus Segment’s policyowners: T. Rowe Price Limited-Term Bond Portfolio. T. Rowe Price Associates, Inc. serves as investment adviser to the Portfolio.

T. Rowe Price is a diversified, open-end, investment company registered under the 1940 Act with two of its Portfolios available to the Strategic Variable Life Plus Segment’s policyowners: T. Rowe Price Mid-Cap Growth Portfolio and T. Rowe Price New America Growth Portfolio. T. Rowe Price Associates, Inc. serves as investment adviser to the Portfolios.

In addition to the forty-two divisions, of the Strategic Variable Life® Plus Segment, a policyowner may also allocate funds to the GPA, which is part of MassMutual’s general account. Because of exemptive and exclusionary provisions, interests in the GPA are not registered under the Securities Act of 1933. Also, the general account is not registered as an investment company under the 1940 Act.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Strategic Variable Life Plus Segment in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (hereinafter referred to as “generally accepted accounting principles”).

A.	Investment Valuation

Investments in American Century VP, Fidelity VIP, Fidelity VIP, Goldman Sachs VIT, Janus Aspen, MFS Trust, MML Trust, Oppenheimer Funds, Panorama Fund, T. Rowe Price and T. Rowe Price Fixed Income Series, Inc. are each stated at market value, which is the net asset value per share of each of the respective underlying Funds/Portfolios.

B.	Accounting for Investments

Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Strategic Variable Life Plus Segment is part of MassMutual’s total operations and is not taxed separately. The Strategic Variable Life Plus Segment will not be taxed as a regulated investment company under

Notes To Financial Statements (Continued)

Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on net investment income and net realized capital gains of the Strategic Variable Life Plus Segment are credited to the policies. Accordingly, MassMutual does not intend to make any charge to the Strategic Variable Life Plus Segment’s divisions to provide for company income taxes. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Strategic Variable Life Plus Segment.

D.	Policy Loan

When a policy loan is made, the Strategic Variable Life Plus Segment transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Strategic Variable Life Plus Segment by an equal amount. The interest rate charged on any loan is 6% per year or the policyowner may select an adjustable loan rate at the time of application. All loan repayments are allocated to the Guaranteed Principal Account.

The policyowner earns interest at a rate which is the greater of 3% or the policy loan rate less a MassMutual declared charge (maximum 3%) for expenses and taxes.

E.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.	CHARGES

MassMutual charges the divisions of Strategic Variable Life Plus Segment for the mortality and expense risks it assumes. The charge is made daily at a rate that varies by policy year.

MassMutual makes certain deductions from the annual premium before amounts are allocated to Strategic Variable Life Plus Segment and the GPA. The deductions are for sales load, state premium tax and deferred acquisition cost tax charge. No additional deductions are taken when money is transferred from the GPA to the Strategic Variable Life Plus Segment. MassMutual also makes certain charges for the cost of insurance and administrative costs. The state premium tax charge is the applicable state rate for each premium.

The mortality risk is a risk that the group of lives MassMutual insures may, on average, live for shorter periods of time than MassMutual estimated. The mortality risk is fully borne by MassMutual and may result in additional amounts being transferred into the Strategic Variable Life Plus Segment’s account by MassMutual to cover greater longevity of insureds than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to MassMutual.

5.	SALES AGREEMENTS

MML Distributors, LLC (“MML Distributors”), a wholly owned subsidiary of MassMutual, serves as principal underwriter of the policies. MML Distributors is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the “NASD”). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the policies.

MML Investors Services, Inc. (“MMLISI”) a wholly owned subsidiary of MassMutual, serves as co-underwriter of the policies. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the policies as authorized variable life insurance agents under applicable state insurance laws.

Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the policies are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their activities as underwriters of the policies.

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

For The Year Ended December 31, 2003	Cost of Purchases	Proceeds from Sales
American Century® VP Income & Growth	$457,496	$(166,014)
American Century® International Division	81,937	(5,281)
American Century® VP Value Division	46,875	(7,521)
Fidelity® VIP Contrafund® Division	333,514	(523,076)
Fidelity® VIP Growth Division	93,835	(1,870)
Goldman Sachs Capital Growth Division	126,833	(102,124)
Goldman Sachs CORESM U.S. Equity Division	112,070	(62,642)
Goldman Sachs Growth and Income Division	2,644	(5,221)
Goldman Sachs International Equity Division	1,090,077	(133,515)
Goldman Sachs Mid Cap Value Division	63,569	(68,421)
Janus Aspen Balanced Division	222,286	(12,101)
Janus Aspen Capital Appreciation Division	37,454	(37,711)
Janus Aspen Worldwide Division	15,129	(6,508)
MFS® Emerging Growth Division	128,911	(135,629)
MFS® New Discovery Division	129,722	(48,245)
MFS® Research Division	19,239	(7,557)
MML Blend Division	168,120	(1,071,368)
MML Emerging Growth Division	2	(1,372)
MML Equity Division	57,322	(67,986)
MML Equity Index Division	5,335,873	(1,163,499)
MML Growth Equity Division	720	(2,900)
MML Large Cap Value Division	343,181	(164,980)
MML Managed Bond Division	3,321,582	(1,456,566)
MML OTC 100 Division	-	(3)
MML Small Cap Equity Division	2,361	(8,691)
MML Small Cap Growth Equity Division	4,105	(28,342)
Oppenheimer Aggressive Growth Division	229,464	(733,149)
Oppenheimer Bond Division	18,404	(114,957)
Oppenheimer Capital Appreciation Division	115,285	(832,011)
Oppenheimer Global Securities Division	160,156	(561,954)
Oppenheimer High Income Division	109,417	(27,349)
Oppenheimer International Growth Division	73,360	(41,334)
Oppenheimer Main Street Division	91,944	(630,647)
Oppenheimer Main Street® Small Cap Division	71,435	(154,618)
Oppenheimer Money Division	2,643,171	(1,132,196)
Oppenheimer Multiple Strategies Division	36,215	(6,158)
Oppenheimer Strategic Bond Division	41,110	(112,554)
Panorama Growth Division	132,229	(229,263)
Panorama Total Return Division	37,146	(320,657)
T. Rowe Price Limited-Term Bond Division	269,219	(126,363)
T. Rowe Price Mid-Cap Growth Division	302,181	(189,129)
T. Rowe Price New America Growth Division	10,623	(11,449)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2003 were as follows:

December 31, 2003	American Century® VP Income & Growth Division	American Century® VP International Division	American Century® VP Value Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Growth Division	Goldman Sachs Capital Growth Division	Goldman Sachs CORESM U.S. Equity Division	Goldman Sachs Growth and Income Division	Goldman Sachs International Equity Division	Goldman Sachs Mid Cap Value Division	Janus Aspen Balanced Division	Janus Aspen Capital Appreciation Division	Janus Aspen Worldwide Growth Division	MFS® Emerging Growth Division

Units purchased	106,658	5,573	3,719	356,823	29,790	115,903	124,901	2,903	1,047,567	37,916	238,554	39,939	6,112	85,425

Units withdrawn	(75,071)	(7,136)	(2,856)	(603,965)	(29,002)	(38,372)	(56,208)	(1,174)	(111,770)	(28,870)	(32,845)	(88,978)	(9,638)	(30,189)

Units transferred between divisions and to/from GPA	355,566	137,896	28,448	(6,110)	143,640	(38,191)	(6,617)	(4,622)	336,092	(15,870)	10,903	17,674	20,299	(74,608)

Net increase (decrease)	387,153	136,333	29,311	(253,252)	144,428	39,340	62,076	(2,893)	1,271,889	(6,824)	216,612	(31,365)	16,773	(19,372)

December 31, 2003 (Continued)	MFS® New Discovery Division	MFS® Research Division	MML Blend Division	MML Emerging Growth Division	MML Equity Division	MML Equity Index Division	MML Growth Equity Division	MML Large Cap Value Division	MML Managed Bond Division	MML Small Cap Equity Division	MML Small Cap Growth Equity Division	Oppenheimer Aggressive Growth Division	Oppenheimer Bond Division	Oppenheimer Capital Appreciation Division

Units purchased	34,662	28,147	178,231	49	57,102	6,005,645	1,320	77,911	2,299,412	2,001	8,331	284,030	7,506	82,154

Units withdrawn	(16,362)	(24,520)	(1,208,030)	(3,131)	(72,488)	(1,473,851)	(4,450)	(48,810)	(283,416)	(2,412)	(46,859)	(763,808)	(86,443)	(755,966)

Units transferred between divisions and to/from GPA	50,707	(1,199)	3,908	-	(5,384)	1,335,724	-	197,530	(835,897)	(3,916)	-	(132,593)	(2,703)	(98,528)

Net increase (decrease)	69,007	2,428	(1,025,891)	(3,082)	(20,770)	5,867,518	(3,130)	226,631	1,180,099	(4,327)	(38,528)	(612,371)	(81,640)	(772,340)

December 31, 2003 (Continued)	Oppenheimer Global Securities Division	Oppenheimer High Income Division	Oppenheimer International Growth Division	Oppenheimer Main Street Division	Oppenheimer Main Street® Small Cap Division	Oppenheimer Money Division	Oppenheimer Multiple Strategies Division	Oppenheimer Strategic Bond Division	Panorama Growth Division	Panorama Total Return Division	T. Rowe Price Limited-Term Bond Division	T. Rowe Price Mid-Cap Growth Division	T. Rowe Price New America Growth Division

Units purchased	119,415	88,580	40,769	60,664	23,370	2,442,785	19,464	19,900	186,969	39,097	37,837	172,244	16,296

Units withdrawn	(457,285)	(88,419)	(49,128)	(655,310)	(90,471)	(737,213)	(18,670)	(22,949)	(327,574)	(4,557)	(26,808)	(100,069)	(19,199)

Units transferred between divisions and to/from GPA	(9,108)	(18,859)	28,667	(43,664)	(45)	(394,076)	10,753	(68,582)	1,356	(375,167)	97,344	10,737	(2,533)

Net increase (decrease)	(346,978)	(18,698)	20,308	(638,310)	(67,146)	1,311,496	11,547	(71,631)	(139,249)	(340,627)	108,373	82,912	(5,436)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2002	American Century® VP Income & Growth Division	American Century® VP International Division	American Century® VP Value Division	Fidelity® VIP Growth Division	Fidelity® VIP II Contrafund® Division	Goldman Sachs Capital Growth Division	Goldman Sachs CORESM U.S. Equity Division	Goldman Sachs Growth and Income Division	Goldman Sachs International Equity Division	Goldman Sachs Mid Cap Value Division	Janus Aspen Balanced Division

Units purchased	19,871	2,826	3,844	26,559	146,183	4,261,924	101,173	4,082	885,613	76,201	233,317

Units withdrawn	(9,009)	(2,209)	(4,016)	(3,412)	(70,470)	(41,652)	(49,696)	(2,133)	(77,553)	(33,330)	(154,981)

Units transferred between divisions and to/from GPA	-	-	1,772	-	3,938	(3,813,823)	17,063	24,975	48,696	19,247	46,571

Net Increase (decrease)	10,862	617	1,600	23,147	79,651	406,449	68,540	26,924	856,756	62,118	124,907

December 31, 2002 (Continued)	Janus Aspen Capital Appreciation Division	Janus Aspen Worldwide Growth Division	MFS® Emerging Growth Division	MFS® New Discovery Division	MFS® Research Division	MML Blend Division	MML Emerging Growth Division	MML Equity Division	MML Equity Index Division	MML Growth Equity Division	MML Large Cap Value Division

Units purchased	40,773	11,059	125,495	44,375	44,045	727,982	299	409,876	5,443,492	67,651	-

Units withdrawn	(18,306)	(12,776)	(42,997)	(27,239)	(26,290)	(150,175)	(3,272)	(64,879)	(593,725)	(1,634)	(5,697)

Units transferred between divisions and to/from GPA	2,266	59,615	62,787	(15,670)	24,399	(521,899)	-	(499,393)	913,424	156,813	-

Net Increase (decrease)	24,733	57,898	145,285	1,466	42,154	55,908	(2,973)	(154,396)	5,763,191	222,830	(5,697)

December 31, 2002 (Continued)	MML Managed Bond Division	MML OTC 100 Division	MML Small Cap Equity Division	MML Small Cap Growth Equity Division	Oppenheimer Aggressive Growth Division	Oppenheimer Bond Division	Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer High Income Division	Oppenheimer Main Street® Growth & Income Division	Oppenheimer Main Street® Small Cap Division

Units purchased	2,444,039	125	11,295	20,124	644,320	25,385	520,285	286,878	126,338	363,164	66,737

Units withdrawn	(240,904)	(125)	(8,045)	(5,752)	(169,147)	(13,972)	(114,368)	(110,216)	(38,831)	(104,720)	(22,061)

Units transferred between divisions and to/from GPA	28,612	-	38,755	86,090	134,081	(2,002)	128,585	182,811	26,059	109,242	104,602

Net Increase (decrease)	2,231,747	-	42,005	100,462	609,254	9,411	534,502	359,473	113,566	367,686	149,278

December 31, 2002 (Continued)	Oppenheimer Money Division	Oppenheimer Multiple Strategies Division	Oppenheimer Strategic Bond Division	Oppenheimer International Growth Division	Panorama Growth Division	Panorama Total Return Division	T.Rowe Price Limited-Term Bond Division	T.Rowe Price Mid-Cap Growth Division	T.Rowe Price New America Growth Division

Units purchased	3,627,064	23,235	30,511	89,373	52,795	50,026	5,075	127,955	50,790

Units withdrawn	(1,705,759)	(5,482)	(34,674)	(35,298)	(11,952)	(5,783)	(26,029)	(46,692)	(13,701)

Units transferred between divisions and to/from GPA	(2,018,081)	14,125	85,867	33,813	(4)	-	(40,329)	75,396	14,254

Net Increase (decrease)	(96,776)	31,878	81,704	87,888	40,839	44,243	(61,283)	156,659	51,343

Notes To Financial Statements (Continued)

8. UNIT VALUES

A.	A summary of units outstanding, unit values, net assets, investment income ratios (year 2003-gross investment income; prior years-net investment income), expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the five years in the period ended December 31, 2003 follows.

	Units	Net Assets		Investment Income Ratio	Expense Ratio	Total Return
		Unit Value	Amount
American Century® VP Income & Growth Division

December 31,

2003	535,900	$0.82	$440,733	0.63%	0.60%	28.58%

2002	148,747	0.64	95,141	0.44%	0.60%	(19.97)%

2001	137,885	0.80	110,040	0.12%	0.60%	(8.95)%

2000*	98,557	0.88	86,262	(0.09)%	0.60%	(10.62)%

American Century® VP International Division

December 31,

2003	144,784	0.60	86,396	0.14%	0.60%	23.77%

2002	8,451	0.48	4,074	0.13%	0.60%	(20.97)%

2001*	7,834	0.61	4,772	(0.19)%	0.60%	(29.77)%

American Century® VP Value Division

December 31,

2003	44,553	1.43	63,628	0.73%	0.60%	28.19%

2002	15,242	1.11	16,982	5.47%	0.60%	(13.22)%

2001*	13,642	1.28	17,500	(0.18)%	0.60%	12.22%

Fidelity® VIP Contrafund® Division

December 31,

2003	457,012	1.08	494,939	0.38%	0.60%	27.59%

2002	710,264	0.85	602,897	0.10%	0.60%	(10.02)%

2001	630,613	0.94	594,542	2.62%	0.60%	(12.96)%

2000*	478,967	1.08	518,382	(0.48)%	0.60%	(6.71)%

Fidelity® VIP Growth Division

December 31,

2003	200,860	0.60	120,582	0.10%	0.60%	31.99%

2002	56,432	0.45	25,667	(0.48)%	0.60%	(31.82)%

2001*	33,285	0.66	21,819	(0.03)%	0.60%	(18.34)%

Goldman Sachs Capital Growth Division

December 31,

2003	852,739	0.86	735,592	0.28%	0.60%	23.00%

2002	813,399	0.70	570,465	(0.30)%	0.60%	(24.93)%

2001	406,950	0.93	379,452	(0.18)%	0.60%	(15.06)%

2000*	457,288	1.10	501,497	13.12%	0.60%	(7.95)%

Goldman Sachs CORESM U.S. Equity Division

December 31,

2003	399,507	0.91	362,726	0.83%	0.60%	28.70%

2002	337,431	0.71	238,043	0.06%	0.60%	(22.49)%

2001	268,891	0.91	244,330	(0.18)%	0.60%	(12.54)%

2000	327,745	1.04	340,240	1.64%	0.60%	(9.59)%

1999*	37,476	1.16	43,302	N/A	0.60%	15.55%

*	Commenced operations

Notes To Financial Statements (Continued)

8.  UNIT VALUES (Continued)

	Units	Net Assets		Investment Income Ratio	Expense Ratio	Total Return
		Unit Value	Amount
Goldman Sachs Growth & Income Division

December 31,

2003	30,497	$0.97	$29,430	1.25%	0.60%	23.62%

2002	33,390	0.78	26,067	2.74%	0.60%	(11.94)%

2001	6,466	0.89	5,728	(0.14)%	0.60%	(9.94)%

2000*	5,336	0.98	5,244	0.12%	0.60%	(4.68)%

Goldman Sachs International Equity Division

December 31,

2003	2,793,318	0.94	2,635,312	4.34%	0.60%	34.68%

2002	1,521,429	0.70	1,065,762	0.57%	0.60%	(18.94)%

2001	664,673	0.86	573,580	1.13%	0.60%	(22.86)%

2000*	111,978	1.12	125,054	6.35%	0.60%	(13.15)%

Goldman Sachs Mid Cap Value Division

December 31,

2003	156,835	1.78	278,821	2.15%	0.60%	27.62%

2002	163,659	1.39	227,977	1.22%	0.60%	(5.29)%

2001	101,541	1.47	149,304	2.89%	0.60%	11.38%

2000	251,236	1.32	331,679	6.74%	0.60%	30.97%

1999*	40,902	1.01	41,443	(0.02)%	0.60%	1.32%

Janus Aspen Balanced Division

December 31,

2003	473,248	0.94	446,194	2.37%	0.60%	13.37%

2002	256,636	0.83	213,434	2.01%	0.60%	(7.04)%

2001	131,729	0.89	117,806	2.10%	0.60%	(5.26)%

2000*	76,893	0.94	72,567	0.70%	0.60%	(2.27)%

Janus Aspen Capital Appreciation Division

December 31,

2003	218,391	0.61	134,080	0.47%	0.60%	19.82%

2002	249,756	0.51	127,978	(0.02)%	0.60%	(16.27)%

2001	225,023	0.61	137,555	0.85%	0.60%	(22.27)%

2000*	103,883	0.79	81,566	0.41%	0.60%	(18.18)%

Janus Aspen Worldwide Growth Division

December 31,

2003	203,005	0.56	112,834	1.13%	0.60%	23.25%

2002	186,232	0.45	83,986	0.44%	0.60%	(26.10)%

2001	128,334	0.61	78,155	(0.04)%	0.60%	(23.04)%

2000*	72,886	0.79	57,573	0.06%	0.60%	(15.67)%

MFS® Emerging Growth Division

December 31,

2003	423,685	0.76	321,423	-	0.60%	29.45%

2002	443,057	0.59	259,654	(0.60)%	0.60%	(34.36)%

2001	297,772	0.89	265,039	6.37%	0.60%	(34.09)%

2000*	296,858	1.35	399,659	3.33%	0.60%	(20.08)%

*	Commenced operations

Notes To Financial Statements (Continued)

8.  UNIT VALUES (Continued)

	Units	Net Assets		Investment Income Ratio	Expenses Ratio	Total Return
		Unit Value	Amount
MFS® New Discovery Division

December 31,

2003	282,706	$1.45	$408,673	-	0.60%	32.92%

2002	213,699	1.09	232,413	(0.60)%	0.60%	(32.23)%

2001	212,234	1.60	339,644	1.92%	0.60%	(5.63)%

2000*	108,766	1.70	184,384	(0.12)%	0.60%	(1.99)%

MFS® Research Division

December 31,

2003	128,305	0.83	107,055	0.66%	0.60%	23.96%

2002	125,877	0.67	84,727	(0.35)%	0.60%	(25.14)%

2001	83,723	0.90	75,127	8.62%	0.60%	(21.85)%

2000*	22,623	1.15	25,934	(0.17)%	0.60%	(4.85)%

MML Blend Division

December 31,

2003	200,881	0.97	193,872	2.32%	0.60%	18.00%

2002	1,226,772	0.82	1,003,366	2.24%	0.60%	(12.13)%

2001	1,170,864	0.93	1,088,935	17.01%	0.60%	(6.35)%

2000	551,574	0.99	547,568	22.37%	0.60%	0.02%

1999*	132,235	1.00	132,032	2.56%	0.60%	(0.15)%

MML Emerging Growth Division

December 31,

2003	60,596	0.49	29,513	-	0.60%	45.04%

2002	63,678	0.34	21,384	(0.60)%	0.60%	(43.04)%

2001	66,651	0.59	39,138	(0.60)%	0.60%	(16.93)%

2000*	51,472	0.71	36,379	(0.09)%	0.60%	(29.32)%

MML Equity Division

December 31,

2003	432,562	0.86	373,347	1.81%	0.60%	26.73%

2002	453,332	0.68	308,754	2.80%	0.60%	(20.15)%

2001	607,728	0.85	517,604	27.84%	0.60%	(15.32)%

2000*	605,069	1.00	607,930	9.76%	0.60%	2.86%

MML Equity Index Division

December 31,

2003	21,789,330	0.88	19,165,700	1.53%	0.60%	27.54%

2002	15,921,812	0.69	10,980,430	0.86%	0.60%	(22.90)%

2001	10,158,621	0.89	9,069,581	0.45%	0.60%	(12.76)%

2000	6,719,883	1.02	6,872,899	0.39%	0.60%	(9.43)%

1999*	4,953,027	1.14	5,630,172	1.16%	0.60%	13.67%

MML Growth Equity Division

December 31,

2003	232,434	0.54	125,604	0.02%	0.60%	22.16%

2002	235,564	0.44	104,202	(0.60)%	0.60%	(28.40)%

2001*	12,734	0.62	7,844	(0.46)%	0.60%	(25.80)%

*	Commenced operations

Notes To Financial Statements (Continued)

8.  UNIT VALUES (Continued)

	Units	Net Assets		Investment Income Ratio	Expense Ratio	Total Return
		Unit Value	Amount
MML Large Cap Value Division

December 31,

2003	334,301	$0.91	$303,662	1.21%	0.60%	28.81%

2002	107,670	0.71	75,926	0.05%	0.60%	(16.83)%

2001	113,367	0.85	96,038	(0.26)%	0.60%	(11.76)%

2000*	96,353	0.96	92,430	0.27%	0.60%	(4.07)%

MML Managed Bond Division

December 31,

2003	5,933,629	1.33	7,868,960	5.33%	0.60%	4.96%

2002	4,753,530	1.26	6,006,085	5.85%	0.60%	7.80%

2001	2,521,783	1.17	2,956,966	6.67%	0.60%	7.29%

2000	1,408,425	1.09	1,539,966	5.11%	0.60%	11.19%

1999*	1,007,808	0.99	996,994	1.41%	0.60%	(1.07)%

MML Small Cap Equity Division

December 31,

2003	70,804	1.48	104,606	0.19%	0.60%	30.51%

2002	75,131	1.13	85,052	(0.27)%	0.60%	(12.44)%

2001	33,126	1.29	42,792	0.24%	0.60%	2.76%

2000*	4,482	1.26	5,636	1.95%	0.60%	13.63%

MML Small Cap Growth Equity Division

December 31,

2003	105,000	0.75	78,249	-	0.60%	47.66%

2002	143,528	0.50	72,436	(0.60)%	0.60%	(27.54)%

2001*	43,066	0.69	29,514	0.11%	0.60%	(13.31)%

Oppenheimer Aggressive Growth Division

December 31,

2003	890,046	0.89	795,334	-	0.60%	24.84%

2002	1,502,417	0.72	1,075,410	(0.04)%	0.60%	(28.39)%

2001	893,163	1.00	890,700	11.54%	0.60%	(31.87)%

2000	338,652	1.46	494,328	0.33%	0.60%	(11.24)%

1999*	29,393	1.65	48,628	(0.05)%	0.60%	65.44%

Oppenheimer Bond Division

December 31,

2003	15,505	1.28	19,864	5.48%	0.60%	6.14%

2002	97,145	1.21	117,262	6.55%	0.60%	8.42%

2001	87,734	1.11	97,671	6.32%	0.60%	7.19%

2000*	77,310	1.04	80,331	(0.49)%	0.60%	6.10%

Oppenheimer Capital Appreciation Division

December 31,

2003	803,523	1.08	863,806	0.50%	0.60%	30.16%

2002	1,575,863	0.83	1,301,538	(0.09)%	0.60%	(27.46)%

2001	1,041,361	1.14	1,183,004	6.59%	0.60%	(13.18)%

2000*	483,175	1.31	631,659	0.26%	0.60%	(0.23)%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

	Units	Net Assets		Investment Income Ratio	Expense Ratio	Total Return
		Unit Value	Amount
Oppenheimer Global Securities Division

December 31,

2003	1,032,261	$1.53	$1,574,860	0.83%	0.60%	42.17%

2002	1,379,239	1.07	1,480,121	(0.10)%	0.60%	(22.73)%

2001	1,019,766	1.39	1,413,913	10.12%	0.60%	(12.64)%

2000*	540,072	1.59	856,438	0.15%	0.60%	5.09%

Oppenheimer High Income Division

December 31,

2003	301,946	1.16	350,798	6.64%	0.60%	23.22%

2002	320,644	0.94	302,330	8.26%	0.60%	(3.00)%

2001	207,078	0.97	201,245	8.13%	0.60%	1.37%

2000*	142,300	0.96	136,442	0.00%	0.60%	(3.74)%

Oppenheimer International Growth Division

December 31,

2003	234,593	1.08	252,192	1.34%	0.60%	49.23%

2002	214,285	0.72	154,368	0.01%	0.60%	(29.11)%

2001	126,397	1.01	128,127	13.42%	0.60%	(24.91)%

2000	98,656	1.35	132,928	7.63%	0.60%	(9.43)%

1999*	16,263	1.50	24,340	(0.05)%	0.60%	49.65%

Oppenheimer Main Street Division

December 31,

2003	453,667	0.96	436,527	1.35%	0.60%	25.96%

2002	1,091,977	0.76	834,161	0.04%	0.60%	(19.40)%

2001	724,291	0.95	685,468	(0.13)%	0.60%	(10.76)%

2000*	296,420	1.06	314,146	1.05%	0.60%	(8.78)%

Oppenheimer Main Street® Small Cap Division

December 31,

2003	240,553	1.53	369,089	-	0.60%	43.50%

2002	307,699	1.07	329,002	(0.60)%	0.60%	(16.35)%

2001	158,421	1.28	202,259	(0.60)%	0.60%	(0.96)%

2000*	142,811	1.29	184,098	(0.33)%	0.60%	(18.34)%

Oppenheimer Money Division

December 31,

2003	10,567,139	1.14	12,008,519	0.78%	0.60%	0.19%

2002	9,255,643	1.13	10,498,573	0.86%	0.60%	0.87%

2001	9,352,419	1.12	10,517,415	2.57%	0.60%	3.25%

2000	7,589,288	1.09	8,267,280	5.46%	0.60%	6.26%

1999*	940,029	1.03	970,435	1.38%	0.60%	3.23%

Oppenheimer Multiple Strategies Division

December 31,

2003	91,352	1.30	118,537	2.49%	0.60%	24.21%

2002	79,805	1.04	83,369	4.22%	0.60%	(11.00)%

2001	47,927	1.17	55,863	7.70%	0.60%	1.62%

2000*	16,639	1.15	19,209	(0.38)%	0.60%	6.44%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

	Units	Net Assets		Investment Income Ratio	Expense Ratio	Total Return
		Unit Value	Amount
Oppenheimer Strategic Bond Division

December 31,

2003	166,106	$1.36	$225,836	6.87%	0.60%	17.37%

2002	237,737	1.16	275,400	5.59%	0.60%	6.84%

2001	156,033	1.08	169,243	3.29%	0.60%	4.25%

2000	32,277	1.04	33,593	5.99%	0.60%	2.63%

1999*	20,288	1.02	20,697	(0.05)%	0.60%	2.01%

Panorama Growth Division

December 31,

2003	96,768	0.76	73,974	1.34%	0.60%	26.05%

2002	236,017	0.61	143,131	0.32%	0.60%	(19.57)%

2001	195,178	0.75	146,946	0.22%	0.60%	(11.21)%

2000*	91,307	0.85	77,366	(0.22)%	0.60%	(12.66)%

Panorama Total Return Division

December 31,

2003	3,122	0.91	2,852	4.40%	0.60%	20.37%

2002	343,749	0.76	260,865	2.64%	0.60%	(15.05)%

2001	299,506	0.89	267,273	3.55%	0.60%	(7.54)%

2000*	260,615	0.96	251,097	(0.36)%	0.60%	(2.51)%

T. Rowe Price Limited-Term Bond Division

December 31,

2003	231,241	1.28	294,914	3.97%	0.60%	3.66%

2002	122,868	1.23	151,171	4.33%	0.60%	4.82%

2001	184,151	1.17	216,197	4.81%	0.60%	7.87%

2000*	67,773	1.09	73,780	4.03%	0.60%	9.25%

T. Rowe Price Mid-Cap Growth Division

December 31,

2003	716,484	1.41	1,009,889	-	0.60%	38.21%

2002	636,572	1.02	649,189	(0.60)%	0.60%	(21.85)%

2001	479,913	1.31	628,190	(0.60)%	0.60%	(1.52)%

2000	217,385	1.33	288,940	3.20%	0.60%	7.41%

1999*	36,105	1.24	44,944	1.04%	0.60%	24.48%

T. Rowe Price New America Growth Division

December 31,

2003	126,590	0.83	105,560	-	0.60%	34.30%

2002	132,026	0.62	81,977	(0.60)%	0.60%	(28.91)%

2001	80,683	0.87	70,304	1.17%	0.60%	(12.57)%

2000*	77,294	0.99	76,861	14.54%	0.60%	(10.62)%

*	Commenced operations

B	The Strategic Variable Life Plus Segment is assessed expense charges, including a Mortality and Expense risk charge, Cost of Insurance charge, Administrative charge, Face Amount charge, Rider Charge and Loan Interest Rate Expense charges. These charges are either assessed as a direct reduction in unit values or through redemption of units for all policies contained within The Strategic Variable Life Plus Segment Account.

Notes To Financial Statements (Continued)

Mortality and Expense Risk Charges

MassMutual will make deductions, for various policy years, ranging from 0.60% to 1.00% on an annual basis of the account value. These charges compensate MassMutual for mortality and expense risks undertaken by MassMutual.

These charges are a reduction in unit values.

Cost of Insurance Charges:

MassMutual will make deductions, for all policy years, ranging from $0.02 to $83.34 per $1,000 on insurance risk. For a 35-year-old male, non-tobacco user, in the guaranteed issue class, with death benefit option 1, the deduction ranges from $0.04 to $0.18 per $1,000 of insurance risk. This charge compensates MassMutual for providing the policy owner with life insurance protection.

These charges are a reduction in unit values.

Administrative Charges:

MassMutual will make deductions, for all policy years, ranging from $5.25 to $9.00 per month per policy for administrative services provided by MassMutual.

These charges are a reduction in unit values.

Face Amount Charges:

MassMutual will make deductions, for all coverage years, ranging from $0.01 to $0.02 per $1,000 of selected face amount of the policy. For a 35-year-old male, non-tobacco users, in the guaranteed issue class, with death benefit option 1, the deduction is $0.01 per $1,000 of selected face amount of the policy. This charge compensates MassMutual for the costs associated with performing full underwriting on potential policyowners.

These charges are a reduction in unit values.

Rider Charges:

MassMutual will make deductions for additional Rider changes on the policy, such as; substitute insured charges of $75 for the policyowners election to transfer the policy to another person and transfer charges ranging from $0 to $10 for each transfer after the first 6 transfers in a policy year.

These charges are a reduction in unit values.

Loan Interest Rate Expense Charges:

MassMutual will make deductions, for various policy years, ranging from 0.45% to 3.00% on the outstanding loan amount. This charge reimburses MassMutual for the ongoing expense of administering the loan.

These charges are a reduction in unit values.

Independent Auditors' Report

To the Board of Directors and Policyholders of
Massachusetts Mutual Life Insurance Company:

We have audited the accompanying statutory statements of financial position of
Massachusetts Mutual Life Insurance Company (the "Company") as of December 31,
2003 and 2002, and the related statutory statements of income, changes in policyholders' contingency reserves, and cash flows for the years ended
December 31, 2003, 2002 and 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company has prepared these statutory financial statements using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matters discussed in the preceding paragraphs, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Massachusetts Mutual
Life Insurance Company as of December 31, 2003 and 2002, or the results of its operations and its cash flows for the years ended December 31, 2003, 2002 and
2001.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of Massachusetts
Mutual Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years ended December 31, 2003, 2002 and 2001, on the basis of accounting described in Note 2.

As discussed in Note 3 to the statutory financial statements, effective January
1, 2001, the Company adopted certain statutory accounting practices as a result of the Commonwealth of Massachusetts Division of Insurance's adoption of the
National Association of Insurance Commissioners' Accounting Practices and
Procedures Manual. In addition, effective January 1, 2003, the Company adopted
Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative
Instruments and Hedging, Income Generation, and Replication (Synthetic Asset)
Transactions."

DELOITTE & TOUCHE LLP

March 5, 2004

                                     FF-1

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF FINANCIAL POSITION

                                                              December 31,
                                                              2003    2002
                                                              ----    ----
                                                              (In Millions)
   Assets:

   Bonds.................................................... $32,567 $27,782
   Common stocks............................................     733     649
   Mortgage loans...........................................   7,643   7,048
   Policy loans.............................................   6,564   6,253
   Real estate..............................................   1,867   1,844
   Other investments........................................   4,982   4,315
   Cash and short-term investments..........................   6,535   8,178
                                                             ------- -------

   Total invested assets....................................  60,891  56,069
   Accrued investment income................................     775     843
   Other assets.............................................   1,135   1,411
                                                             ------- -------
                                                              62,801  58,323
   Separate account assets..................................  22,943  16,439
                                                             ------- -------
   Total assets............................................. $85,744 $74,762
                                                             ======= =======

   Liabilities:

   Policyholders' reserves.................................. $47,190 $43,756
   Deposit fund balances....................................   4,791   3,913
   Policyholders' dividends.................................   1,121   1,202
   Policyholders' claims and other benefits.................     228     260
   Federal income taxes.....................................     104     334
   Asset valuation reserves.................................     888     489
   Other liabilities........................................   2,228   2,286
                                                             ------- -------
                                                              56,550  52,240
   Separate account liabilities.............................  22,912  16,417
                                                             ------- -------
   Total liabilities........................................  79,462  68,657

   Policyholders' contingency reserves......................   6,282   6,105
                                                             ------- -------

   Total liabilities and policyholders' contingency reserves $85,744 $74,762
                                                             ======= =======

                 See Notes to Statutory Financial Statements.

                                     FF-2

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF INCOME

                                                                    Years Ended December 31,
                                                                     2003     2002     2001
                                                                     ----     ----     ----
                                                                         (In Millions)
Revenue:

Premium income.................................................... $12,152  $10,301  $10,386
Net investment income.............................................   3,870    3,755    3,586
Reserve adjustments on reinsurance ceded..........................      24       34     (297)
Fees and other income.............................................     215      203      196
                                                                   -------  -------  -------

Total revenue.....................................................  16,261   14,293   13,871
                                                                   -------  -------  -------

Benefits and expenses:

Policyholders' benefits and payments..............................   7,110    6,579    7,033
Addition to policyholders' reserves and funds.....................   6,087    4,720    3,907
Operating expenses................................................     863      715      568
Commissions.......................................................     548      432      348
State taxes, licenses and fees....................................     113       93       99
                                                                   -------  -------  -------

Total benefits and expenses.......................................  14,721   12,539   11,955
                                                                   -------  -------  -------

Net gain from operations before dividends and federal income taxes   1,540    1,754    1,916

Dividends to policyholders........................................   1,098    1,163    1,097
                                                                   -------  -------  -------

Net gain from operations before federal income taxes..............     442      591      819

Federal income taxes (benefit)....................................    (122)    (138)     122
                                                                   -------  -------  -------

Net gain from operations..........................................     564      729      697

Net realized capital (losses) gains...............................    (190)     664      123
                                                                   -------  -------  -------

Net income........................................................ $   374  $ 1,393  $   820
                                                                   =======  =======  =======

                 See Notes to Statutory Financial Statements.

                                     FF-3

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CHANGES IN POLICYHOLDERS' CONTINGENCY RESERVES

                                                                               Years Ended December 31,
                                                                                2003     2002    2001
                                                                                ----     ----    ----
                                                                                    (In Millions)

Policyholders' contingency reserves, beginning of year, as previously reported $6,105   $5,151  $3,836
Cumulative effect of the change in statutory accounting principles............      -        -     981
                                                                               ------   ------  ------

Policyholders' contingency reserves, beginning of year, as adjusted...........  6,105    5,151   4,817

Increase (decrease) due to:

Net income....................................................................    374    1,393     820
Change in net unrealized capital gains (losses)...............................    120     (456)   (491)
Change in asset valuation reserves............................................   (398)     202     202
Change in non-admitted assets.................................................   (238)    (146)   (210)
Change in reserve valuation bases.............................................      -      (57)      -
Change in net deferred income taxes...........................................     81       19      23
Issuance of surplus notes.....................................................    250        -       -
Other.........................................................................    (12)      (1)    (10)
                                                                               ------   ------  ------

Net increase..................................................................    177      954     334
                                                                               ------   ------  ------

Policyholders' contingency reserves, end of year.............................. $6,282   $6,105  $5,151
                                                                               ======   ======  ======

                 See Notes to Statutory Financial Statements.

                                     FF-4

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CASH FLOWS

                                                                               Years Ended December 31,
                                                                               2003      2002      2001
                                                                               ----      ----      ----
                                                                                     (In Millions)
Cash flows from operating activities:

Net income.................................................................. $    374  $  1,393  $    820
Addition to policyholders' reserves and policy benefits, net of transfers to
 separate accounts..........................................................    3,368     3,548     2,746
Change in accrued investment income.........................................       68       (57)      (58)
Change in federal income tax payable........................................     (230)     (340)      (66)
Net realized capital losses (gains).........................................      190      (664)     (123)
Other.......................................................................      (84)      614       196
                                                                             --------  --------  --------

Net cash provided by operating activities...................................    3,686     4,494     3,515
                                                                             --------  --------  --------

Cash flows from investing activities:

Loans and purchases of investments..........................................  (19,962)  (14,280)  (13,095)
Sales and maturities of investments and receipts from repayment of
 loans......................................................................   13,823    12,387    11,133
                                                                             --------  --------  --------

Net cash used in investing activities.......................................   (6,139)   (1,893)   (1,962)
                                                                             --------  --------  --------

Cash flows from financing activities:

Policyholders' account balance deposits.....................................    1,662     1,342     1,064
Policyholders' account balance withdrawals..................................   (1,102)     (449)     (225)
Surplus notes proceeds......................................................      250         -         -
                                                                             --------  --------  --------

Net cash provided by financing activities...................................      810       893       839
                                                                             --------  --------  --------

(Decrease) increase in cash and short-term investments......................   (1,643)    3,494     2,392

Cash and short-term investments, beginning of year..........................    8,178     4,684     2,292
                                                                             --------  --------  --------

Cash and short-term investments, end of year................................ $  6,535  $  8,178  $  4,684
                                                                             ========  ========  ========

                 See Notes to Statutory Financial Statements.

                                     FF-5

Notes To Statutory Financial Statements

1. NATURE OF OPERATIONS

   Massachusetts Mutual Life Insurance Company (the "Company") is a global, diversified financial services organization providing life insurance, annuities, disability income insurance, long-term care insurance, structured settlements and retirement and savings products to individual and institutional customers. The Company is organized as a mutual life insurance company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

a. Basis of presentation

   The accompanying statutory financial statements have been prepared in conformity with statutory accounting practices, except as to form, of the
   National Association of Insurance Commissioners ("NAIC") and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts
   Division of Insurance ("Division").

   On January 1, 2003, the Company adopted Statement of Statutory Accounting
   Principles No. 86 "Accounting for Derivative Instruments and Hedging, Income
   Generation, and Replication (Synthetic Asset) Transactions" ("SSAP No. 86").
   For 2002, prior to the adoption of SSAP 86, changes in the fair value of derivative financial instruments were recorded as a component of net income as realized capital gains and losses. In 2003, changes in the fair value of these instruments are recorded in the Statutory Statement of Changes in
   Policyholders' Contingency Reserves as unrealized capital gains and losses.
   See Note 3 for additional information regarding the adoption of new accounting standards.

   On January 1, 2001, the Company adopted the Codification of Statutory
   Accounting Principles ("Codification"). Codification provides a comprehensive guide of statutory accounting principles for use by insurers in the United States of America.

   Statutory accounting practices are different in some respects from financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences between statutory accounting principles and GAAP are as follows:
   (a) acquisition costs, such as commissions and other variable costs, that are directly related to acquiring new business, are charged to current operations as incurred, whereas GAAP generally capitalizes these expenses and amortizes them over the expected life of the policies; (b) statutory policy reserves are based upon the Commissioners' Reserve Valuation Methods and statutory mortality, morbidity and interest assumptions, whereas GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method, with appropriate estimates of future mortality, morbidity and interest assumptions; (c) bonds are generally carried at amortized cost, whereas GAAP reports bonds at fair value; (d)
   deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are charged directly to policyholders' contingency reserves, whereas GAAP would include the change in deferred taxes as a component of net income; (e) payments received for universal and variable life products and variable annuities are reported as premium income and changes in reserves, whereas under GAAP, these payments would be recorded as deposits to policyholders' account balances; (f)
   majority-owned subsidiaries and other controlled entities are accounted for using the equity method, whereas GAAP would consolidate these entities; (g)
   surplus notes are reported in policyholders' contingency reserves, whereas
   GAAP would report these notes as liabilities; (h) assets are reported at
   "admitted asset" value and "non-admitted assets" are excluded through a charge against policyholders' contingency reserves, while under GAAP,
   "non-admitted assets" are recorded net of any valuation allowance; (i)
   reinsurance recoverables are reported as a reduction of policyholders'
   reserves and deposit fund balances, while under GAAP, these recoverables are reported as an asset; and (j) changes in the fair value of derivative financial instruments are recorded as a change in policyholders' contingency reserves, whereas GAAP records these changes as a component of net income.

                                     FF-6

Notes To Statutory Financial Statements, Continued

   The Division has the right to permit other specific practices that differ from prescribed practices. As permitted by the Division, the prepaid pension asset of the Company prior to December 31, 2003 was allowed as an admitted asset. The amount of this admitted asset was limited to the prepaid balance at December 31, 2000 and was reduced each quarter until the asset equaled zero at December 31, 2003. This permitted practice did not affect net income. A reconciliation of the Company's policyholders' contingency reserves between the practices permitted by the Division and Codification is as follows:

                                                          December 31,
                                                          2002    2001
                                                          ----    ----
                                                          (In Millions)
       Policyholders' contingency reserves, as reported  $6,105  $5,151
       Less admitted prepaid pension asset                 (128)   (256)
                                                         ------  ------
       Policyholders' contingency reserves, Codification $5,977  $4,895
                                                         ======  ======

   The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining the value of real estate held for sale, the carrying values of investments and derivatives, investment valuation reserves on mortgage loans, other than temporary impairments, and the liability for future policyholders' reserves and deposit fund balances.
   Future events, including but not limited to, changes in the levels of mortality, morbidity, interest rates, persistency and asset valuations, could cause actual results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

   Certain 2002 and 2001 balances have been reclassified to conform to current year presentation.

b. Bonds

   Generally, bonds are valued at amortized cost using the constant yield method. Bond transactions are recorded on a trade date basis. The values of bonds are adjusted for impairments in value deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; and (c) the period and degree to which the market value has been below cost. If the impairment is other than temporary, a direct write-down is recognized as a component of net income as a realized capital loss and a new cost basis is established using management's estimates of net realizable value.

   For mortgage-backed securities included in bonds, the Company recognizes income using a constant yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in these securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

c. Common stocks

   Common stocks are valued at fair value with unrealized capital gains and losses included as a change in policyholders' contingency reserves. Common stock transactions are recorded on a trade date basis.

   The values of common stocks are adjusted for impairments in value deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; and (c) the period and degree to which the market value has been below cost. If the impairment is other than temporary, a direct write-down is recognized as a component of net income as a realized capital loss, and a new cost basis is established using fair value.

                                     FF-7

Notes To Statutory Financial Statements, Continued

d. Mortgage loans

   Mortgage loans are valued at amortized cost net of valuation reserves. The
   Company discontinues the accrual of interest on mortgage loans which are delinquent more than 90 days or when collection is uncertain. Interest income earned on impaired loans is accrued on the net carrying value of the loan based on the loan's effective interest rate; however, interest is not accrued for impaired loans more than 60 days past due. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, a valuation reserve is established for the excess of the carrying value of the mortgage loan over its estimated fair value. The estimated fair value is based on the collateral value of the loan. Changes in the valuation reserves for mortgage loans are included in net unrealized capital gains or losses. When an event occurs resulting in an impairment that is other than temporary, a direct write-down is recognized as a component of net income as a realized capital loss and a new cost basis is established. Collateral value is used as the measurement method if foreclosure becomes probable.

e. Policy loans

   Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan.

f. Real estate

   Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, including capital additions, net of write-downs for other than temporary declines in fair value. Depreciation is calculated using the straight-line method over estimated useful life of real estate, not to exceed 40 years. Depreciation expense is included as a component of net income as net investment income.

   Real estate held for sale is carried at the lower of cost or fair value less estimated selling costs. Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve when the fair value less estimated selling costs is below cost.

   Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure.

   Depreciated cost is adjusted for other than temporary impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment loss being included as a component of net income as a realized capital loss. Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

g. Other investments

   Other investments primarily include investments in derivatives, common stock of unconsolidated subsidiaries and affiliates, partnerships and limited liability companies, and preferred stocks. Preferred stocks in good standing are valued at amortized cost.

   The Company uses derivative financial instruments in the normal course of business to manage investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and short-term investments to economically create temporary investment positions, which are highly liquid and of high quality. These investments perform like bonds and are held to improve the quality and performance of the general account until other suitable investments become available. The Company's derivative strategy employs a variety of instruments, including financial futures, forward commitments, interest rate and currency swaps, equity and asset swaps, options and interest rate caps and floors. Investment risk is assessed on a portfolio basis and derivatives financial instruments are not designated as a hedge with respect to a specific risk; therefore, the criteria for hedge accounting are not met.

   For derivative financial instruments, the fair value is included in other investments on the Statutory Statements of Financial Position. Net amounts receivable and payable are accrued and included in other investments on the
   Statutory Statements of Financial Position.

                                     FF-8

Notes To Statutory Financial Statements, Continued

   Unconsolidated subsidiaries are accounted for using the equity method. The
   Company accounts for the value of its investment in MassMutual Holding
   Company, Inc. ("MMHC") at its underlying GAAP net equity, adjusted for certain non-admitted assets. Net investment income is recorded by the
   Company to the extent that dividends are paid by the subsidiaries.

   Partnerships and limited liability companies ("LLCs") are accounted for using the equity method. When it is probable that the Company will be unable to recover the outstanding carrying value of an investment, an other than temporary impairment is recognized as a component of net income as a realized capital loss for the excess of the carrying value over the estimated fair value. The estimated fair value is determined by evaluating the Company's current equity value in the underlying investment, performed by assessing the partnership or LLC's balance sheet, cash flow and current financial condition.

h. Cash and short-term investments

   The Company considers all highly liquid investments purchased with maturity of twelve months or less to be short-term investments. Short-term investments are carried at amortized cost, which approximates fair value.

i. Accrued investment income

   Accrued investment income consists primarily of interest and dividends.
   Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Due and accrued income is not recorded on:
   (a) unpaid interest on bonds in default; (b) interest on mortgage loans delinquent more than 90 days or where collection of interest is uncertain;
   (c) rent in arrears for more than three months; and (d) policy loan interest due and accrued in excess of cash value.

j. Other assets

   Other assets primarily include the deferred tax asset and outstanding premium.

   Fixed assets are included in other assets at cost less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets.
   Estimated lives range from one to ten years for leasehold improvements and three to ten years for all other fixed assets. Most amortized software and office equipment costs are non-admitted assets.

k. Non-admitted assets

   Assets designated as "non-admitted" by the NAIC include furniture, certain equipment, the prepaid pension plan asset, the interest maintenance reserve
   ("IMR") asset, and certain other receivables, advances and prepayments. Such amounts are excluded from the Statutory Statements of Financial Position by an adjustment to policyholders' contingency reserves.

l. Separate accounts

   Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance policyholders. Assets consist principally of marketable securities reported at fair value and are not available to satisfy liabilities that arise from any other business of the Company.
   Separate account liabilities represent segregated policyholder funds administered and invested by the Company to meet specific investment objectives of the policyholders. The Company receives administrative and investment advisory fees from these accounts.

   Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $22,518 million and $16,045 million at December
   31, 2003 and 2002, respectively, for which the policyholder assumes the investment risk; and guaranteed separate accounts totaling $394 million and
   $372 million at December 31, 2003 and 2002, respectively, for which the
   Company contractually guarantees either a minimum return or minimum account value to the policyholder. Premium income, benefits and expenses of the separate accounts are reported as a component of net income. Investment income and realized and unrealized capital gains and losses on the assets of separate accounts accrue to policyholders and, accordingly, are not reported as a component of net income.

                                     FF-9

Notes To Statutory Financial Statements, Continued

m. Policyholders' reserves

   Policyholders' reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premium on policies in force. Reserves for life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium and the
   Commissioners' Reserve Valuation Method bases using the American Experience and the 1941, 1958 and 1980 Commissioners' Standard Ordinary mortality tables with assumed interest rates ranging from 2.50% to 6.00%.

   Reserves for individual annuities are based on account value or accepted actuarial methods, principally at interest rates ranging from 2.25% to
   11.25%.

   Disability income policy reserves are generally calculated using the two-year preliminary term, net level premium and fixed net premium methods, and various morbidity tables with assumed interest rates ranging from 3.00%
   to 6.00%.

   Disabled life reserves are generally calculated using actuarially accepted methodology, morbidity tables, and interest rates reflecting estimated future investment yields. Due to a change from an issue-year basis to an incurral-year basis for valuation assumptions, effective January 1, 2002, the Company strengthened disabled life reserves resulting in a $54 million decrease in policyholders' contingency reserves.

   Unpaid disability claim liabilities are established based on the disability payments earned from the last payment date to the valuation date. Claim expense reserves are based on a recent analysis of the unit expenses related to the processing and examination of new and on-going claims.

   Tabular interest, tabular less actual reserves released, and tabular cost for all life contracts are determined based in accordance with NAIC Annual
   Statement Instructions. Traditional life, permanent and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life and corporate owned life insurance products use a formula which applies a weighted average credited rate to the mean account value.

   The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

   The reserve method applied to standard policies is used for the substandard reserve calculations that are based on a substandard mortality rate (a multiple of standard reserve tables).

   The Company had $29,867 million and $24,197 million of insurance in force at
   December 31, 2003 and 2002, respectively, for which the gross premium is less than the net premium according to the standard valuation set by the
   Division.

   Guaranteed minimum death benefit ("GMDB") reserves on certain variable universal life and variable individual annuity products are also established by the Company. These reserves are largely a function of historical separate account returns, assumptions regarding future separate account returns, as well as the contractual provisions of the issued GMDBs. During 2003, the
   Company reflected an amendment to Actuarial Guideline XXXIV related to GMDB reserves. There was no significant impact on the required reserves for
   GMDBs. The GMDB reserve balances at December 31, 2003 and 2002 were $5 million and $8 million, respectively.

   During 2002, the Company reflected Actuarial Guidelines XXXVII and XXXVIII related to reserves on certain universal life policies issued prior to
   December 31, 2001, resulting in a $3 million decrease in policyholders'
   contingency reserves.

   All policy liabilities and accruals are based on the various estimates discussed above. Management believes that policy liabilities and accruals will be sufficient, in conjunction with future revenues, to meet future obligations of policies and contracts in force.

n. Deposit fund balances

   Reserves for funding agreements, guaranteed investment contracts, deposit administration, supplemental contracts, and immediate participation guarantee contracts are based on account value or accepted actuarial methods, principally at interest rates ranging from 2.25% to 11.25%.

                                     FF-10

Notes To Statutory Financial Statements, Continued

o. Policyholders' dividends

   Policyholders' dividends to be paid in the following year are approved annually by the Company's Board of Directors. These dividends are allocated to reflect the relative contribution of each group of policies to policyholders' contingency reserves and consider, among other factors, investment returns, mortality and morbidity experience, expenses and income tax charges. Policyholders' dividends payable represents the estimated amount of earned dividends due to policyholders at December 31, 2003 and
   2002. Policyholders' dividends are recorded as a component of net income.

p. Asset valuation reserves

   The Company maintains an asset valuation reserve ("AVR"). The AVR is a contingency reserve to offset potential credit-related losses of stocks, as well as declines in the value of bonds, mortgage loans, real estate investments, partnerships and LLCs.

q. Other liabilities

   Other liabilities primarily include reverse repurchase agreements, collateral held on derivative contracts, due and accrued expenses, and amounts held for agents.

   Reverse repurchase agreements are accounted for as collateralized borrowings and are included in other liabilities on the Statutory Statements of
   Financial Position. The underlying securities are accounted for as an investment by the Company, while the proceeds from the sale of the securities are recorded as a liability. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is reported as interest expense.

r. Policyholders' contingency reserves

   Policyholders' contingency reserves represent surplus of the Company as reported to regulatory authorities and are intended to protect policyholders against possible adverse experience.

s. Participating contracts

   Participating contracts issued by the Company represented approximately 66%
   of the Company's policyholders' reserves and deposit fund balances as of
   December 31, 2003.

t. Reinsurance

   The Company enters into reinsurance agreements with other insurance companies in the normal course of business in order to limit its insurance risk. Assets and liabilities related to reinsurance ceded are reported on a net basis. Premium income, benefits to policyholders, and policyholders'
   reserves are stated net of reinsurance. Reinsurance premium income, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains primarily liable to the insured for the payment of the benefits if the reinsurer cannot meet its obligations under the reinsurance agreements. The Company also assumes insurance risk through reinsurance agreements with its subsidiaries. See Note 9 for additional information on reinsurance agreements with subsidiaries.

u. Premium and related expense recognition

   Life insurance premium revenue is generally recognized annually on the anniversary date of the policy and excess premium for flexible products is recognized when received. Annuity premium is recognized when received.
   Disability income premium is recognized as revenue when due. Commissions and other costs related to issuance of new policies, and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a component of net income in benefits and expenses.

v. Realized and unrealized capital gains and losses

   Realized capital gains and losses, net of taxes, exclude gains and losses deferred into the IMR and gains and losses of the separate accounts.
   Realized capital gains and losses are recognized in net income and are determined using the specific

                                     FF-11

Notes To Statutory Financial Statements, Continued

   identification method. Net realized after-tax capital losses of $53 million in 2003, $44 million in 2002, and net realized after-tax capital gains of $3 million in 2001 were deferred into the IMR.

   The IMR defers all interest-related, after-tax, realized capital gains and losses. These interest-related gains and losses are amortized into net investment income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset.
   Amortization of the IMR amounted to $117 million, $56 million and $31 million in 2003, 2002 and 2001, respectively.

   Unrealized capital gains and losses are recorded as a change in policyholders' contingency reserves.

3. NEW ACCOUNTING STANDARDS

   In December 2003, the Company adopted Statement of Statutory Accounting
   Principles No. 89 "Accounting for Pensions" ("SSAP No. 89"). SSAP No. 89
   supercedes SSAP No. 8 "Pensions." SSAP No. 89 clarifies that changes in the minimum pension liability are to be recorded as a component of policyholders' contingency reserves and not as a component of net income.
   Adoption of SSAP No. 89 did not have an impact upon the Company's policyholders' contingency reserves.

   On January 1, 2003, the Company adopted SSAP No. 86. SSAP No. 86 supercedes
   SSAP No. 31 and establishes statutory accounting principles for derivative instruments and hedging, income generation, and replication (synthetic asset) transactions using selected concepts outlined in Financial Accounting
   Standards Board Statement No. 133, "Accounting for Derivative Instruments
   and Hedging Activities." SSAP No. 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP No. 86 also requires that derivative instruments used in the hedging transactions that do no meet or no longer meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded as unrealized capital gains or losses. SSAP No. 86 is effective for derivative transactions entered into or modified on or after January 1, 2003. For derivative contracts entered into prior to January 1, 2003, insurers could choose to either follow SSAP
   No. 31 or apply the provisions of SSAP No. 86 to all of its open derivative positions as of January 1, 2003. The Company elected to apply the provisions of SSAP No. 86 to all of its open derivative positions as of January 1,
   2003. Adoption of SSAP No. 86 by the Company changes the reporting of derivatives mark-to-market that do not qualify for hedge accounting from realized capital gains and losses to unrealized capital gains and losses with no impact on policyholders' contingency reserves. Accordingly, the
   Company reports the change in market value of its open derivative contracts for the year ended December 31, 2003 of $90 million as a change in net unrealized capital losses on the Statutory Statement of Changes in
   Policyholders' Contingency Reserves and for the years ended December 31,
   2002 and 2001 of $934 million and $275 million, respectively, as a component of net income as net realized capital gains.

   On January 1, 2001, Codification became effective and was adopted by the
   Company. Codification provides a comprehensive guide of statutory accounting principles for use by insurers in the United States of America. The cumulative effect of this change in statutory accounting principles on policyholders' contingency reserves of $981 million was principally due to changes in deferred income taxes and derivatives mark-to-market.

                                     FF-12

Notes To Statutory Financial Statements, Continued

4. INVESTMENTS

   The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality, or individual investment.

a. Bonds

   The carrying value and estimated fair value of bonds were as follows:

                                                                       December 31, 2003
                                                            ----------------------------------------
                                                                       Gross      Gross    Estimated
                                                            Carrying Unrealized Unrealized   Fair
                                                             Value     Gains      Losses     Value
                                                             -----     -----      ------     -----
                                                                         (In Millions)
U.S. Treasury securities and obligations of U.S. government
 corporations and agencies                                  $ 6,707    $  237      $107     $ 6,837
Debt securities issued by foreign governments                   120        28         -         148
Asset-backed securities                                       1,639        62        10       1,691
Mortgage-backed securities                                    4,330       165        18       4,477
State and local governments                                     101         7         2         106
Corporate debt securities                                    16,117     1,269       100      17,286
Utilities                                                     1,163       102         5       1,260
Affiliates                                                    2,390        26         3       2,413
                                                            -------    ------      ----     -------
                                                            $32,567    $1,896      $245     $34,218
                                                            =======    ======      ====     =======

                                                                       December 31, 2002
                                                            ----------------------------------------
                                                                       Gross      Gross    Estimated
                                                            Carrying Unrealized Unrealized   Fair
                                                             Value     Gains      Losses     Value
                                                             -----     -----      ------     -----
                                                                         (In Millions)
U.S. Treasury securities and obligations of U.S. government
 corporations and agencies                                  $ 3,781    $  396      $  8     $ 4,169
Debt securities issued by foreign governments                    26         2         -          28
Asset-backed securities                                         518        37        15         540
Mortgage-backed securities                                    4,514       308         3       4,819
State and local governments                                      67        13         -          80
Corporate debt securities                                    15,281     1,476       146      16,611
Utilities                                                       978        93        14       1,057
Affiliates                                                    2,617        24         5       2,636
                                                            -------    ------      ----     -------
                                                            $27,782    $2,349      $191     $29,940
                                                            =======    ======      ====     =======

                                     FF-13

Notes To Statutory Financial Statements, Continued

   The following table summarizes carrying value and estimated fair value of bonds at December 31, 2003 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                                                   Estimated
                                                          Carrying   Fair
                                                           Value     Value
                                                           -----     -----
                                                            (In Millions)
    Due in one year or less                               $   740   $   755
    Due after one year through five years                   7,196     7,622
    Due after five years through ten years                  9,710    10,443
    Due after ten years                                     5,771     5,969
                                                          -------   -------
                                                           23,417    24,789
    Asset and mortgage-backed securities, and obligations
     of U.S. government corporations and agencies           9,150     9,429
                                                          -------   -------
                                                          $32,567   $34,218
                                                          =======   =======

       The purchases, sales and maturities, and gain/loss activity of bonds were as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                       2003      2002    2001
                                                       ----      ----    ----
                                                          (In Millions)
    Cost of investments acquired                      $15,909   $11,141 $9,551
    Proceeds from investments sold, matured or repaid  11,087     9,898  8,138
    Gross realized capital gains                          195        96     76
    Gross realized capital losses                         222       273    152

   Portions of realized capital gains and losses were deferred into the IMR.
   Other than temporary impairments on bonds during the years ended December
   31, 2003, 2002 and 2001 were $157 million, $187 million and $110 million, respectively, and were recorded as a component of net income as a realized capital loss.

   The Company reviews and monitors its investments on an ongoing basis. Many factors are taken into consideration when determining whether an investment's loss should be considered other than temporary. Some of these factors include: the magnitude and duration of the loss associated with the investment, the state of the issuer's financial condition and the issuer's continued satisfaction of the securities' obligations. The Company considers the following guideline in the evaluation of the magnitude and duration of a loss: fixed maturity investments that have a fair value of 80% or less of book value for six months or greater. Through the Company's comprehensive evaluation, management concluded that the fixed maturities related to the unrealized losses do not substantiate an other than temporary designation.
   Of the $289 million in unrealized losses, $56 million are related to unrealized losses of 12 months or longer.

   The Company is not exposed to any significant credit concentration risk of a single or group non-governmental issue.

b. Common stocks

   The cost and carrying value of common stocks were as follows:

                                              December 31,
                                              ------------
                                              2003   2002
                                              ----   ----
                                              (In Millions)
                      Cost                    $538   $653
                      Gross unrealized gains   225     93
                      Gross unrealized losses  (30)   (97)
                                              ----   ----
                      Carrying value          $733   $649
                                              ====   ====

                                     FF-14

Notes To Statutory Financial Statements, Continued

   The purchases, sales, and gain/loss activity of common stocks were as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                2003     2002    2001
                                                ----     ----    ----
                                                (In Millions)
                 Cost of investments acquired   $362     $619    $453
                 Proceeds from investments sold  466      413     554
                 Gross realized capital gains     91       59      49
                 Gross realized capital losses    44       87      45

   Other than temporary impairments on common stocks were $26 million, $26 million and $4 million during the years ended December 31, 2003, 2002 and
   2001, respectively, and were recorded as a component of net income as a realized capital loss.

   The Company reviews and monitors its investments on an ongoing basis. Many factors are taken into consideration when determining whether an investment's loss should be considered other than temporary. Some of these factors include: the magnitude and duration of the loss associated with the investment, the state of the issuer's financial condition. The Company considers the following guideline in the evaluation of the magnitude and duration of a loss: equity securities that have a fair value of 70% or less of book value for twelve months. Through the Company's comprehensive evaluation, management concluded that the equities related to the unrealized losses do not substantiate an other than temporary designation. Of the $30 million in unrealized losses, $24 million are related to unrealized losses
   12 months or longer.

   The Company is not exposed to any significant concentration risk.

c. Mortgage loans

   Mortgage loans, comprised primarily of commercial mortgage loans, were
   $7,643 million and $7,048 million, net of valuation reserves of $17 million and $14 million, at December 31, 2003 and 2002, respectively. The Company's mortgage loans primarily finance various types of commercial properties throughout the United States. There were no other than temporary impairments recorded for the years ended December 31, 2003, 2002 and 2001. Two restructured loans at December 31, 2003 and 2002 had no carrying value.

   At December 31, 2003, scheduled mortgage loan maturities, net of valuation reserves, were as follows:

                                              (In Millions)
                    2004                         $  271
                    2005                            670
                    2006                            808
                    2007                            414
                    2008                            546
                    Thereafter                    3,286
                                                 ------
                    Commercial mortgage loans     5,995
                    Mortgage loan pools           1,648
                                                 ------
                    Total mortgage loans         $7,643
                                                 ======

   The Company invests in mortgage loans collateralized principally by commercial real estate. During 2003, commercial mortgage loan lending rates ranged from 2.4% to 8.9%, and mezzanine loan lending rates ranged from 10.0%
   to 10.5%.

                                     FF-15

Notes To Statutory Financial Statements, Continued

   The purchases, sales and maturities, and gain/loss activity of mortgage loans were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2003     2002    2001
                                                        ----     ----    ----
                                                          (In Millions)
     Cost of investments acquired                      $2,070   $1,456  $1,872
     Proceeds from investments sold, matured or repaid  1,504    1,335   1,885
     Gross realized capital gains                           2        5      16
     Gross realized capital losses                          4        4       7

   The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 81% and 84% at December 31, 2003 and 2002, respectively. The maximum percentage of any one mezzanine loan to the value of security at the time the loan was originated was 96% and 98% at December
   31, 2003 and 2002, respectively.

   The geographic distributions of the mortgage loans were as follows:

                                                 December 31,
                                                 ------------
                                                  2003   2002
                                                  ----   ----
                                                 (In Millions)
                  California                     $1,128 $1,100
                  Texas                             569    579
                  Massachusetts                     465    319
                  New York                          351    354
                  Illinois                          340    384
                  Florida                           257    331
                  All other states and countries  2,885  2,679
                                                 ------ ------
                  Commercial mortgage loans       5,995  5,746
                  Mortgage loan pools             1,648  1,302
                                                 ------ ------
                  Total mortgage loans           $7,643 $7,048
                                                 ====== ======

d. Real estate

   The carrying value of real estate was as follows:

                                                     December 31,
                                                     ------------
                                                     2003    2002
                                                     ----    ----
                                                     (In Millions)
             Held for the production of income      $1,622  $1,613
             Encumbrances                              (35)    (43)
                                                    ------  ------
             Held for the production of income, net  1,587   1,570
                                                    ------  ------

             Held for sale                             210     201
             Valuation reserves                         (5)     (3)
                                                    ------  ------
             Held for sale, net                        205     198
                                                    ------  ------

             Occupied by the Company                   180     176
             Accumulated depreciation                 (105)   (100)
                                                    ------  ------
             Occupied by the Company, net               75      76
                                                    ------  ------

             Total real estate                      $1,867  $1,844
                                                    ======  ======

   The carrying value of non-income producing real estate was $111 million and
   $91 million at December 31, 2003 and 2002, respectively. The Company is not exposed to any significant concentrations of risk in its real estate portfolio.

                                     FF-16

Notes To Statutory Financial Statements, Continued

   Depreciation on investment real estate was $107 million, $102 million and
   $79 million for the years ended December 31, 2003, 2002 and 2001, respectively.

   The purchases and sales of real estate investments were as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                2003     2002    2001
                                                ----     ----    ----
                                                (In Millions)
                 Cost of investments acquired   $378     $229    $209
                 Proceeds from investments sold  197      325     179
                 Gross realized capital gains     13      122      49
                 Gross realized capital losses     4        4      10

   Other than temporary impairments on real estate for the years ended December
   31, 2003 and 2002 were less than $1 million and were recorded as a component of net income as a realized capital loss. There were no other than temporary impairments recorded for the year ended December 31, 2001.

e. Other investments

   Investments in partnerships and LLCs were $1,402 million and $1,194 million at December 31, 2003 and 2002, respectively. Other than temporary impairments of partnerships and LLCs for the years ended December 31, 2003,
   2002 and 2001 were $32 million, $37 million and $4 million, respectively, and were included as a component of net income as a realized capital loss.
   Net investment income of partnerships and LLCs was $122 million, $55 million and $43 million for the years ended December 31, 2003, 2002 and 2001, respectively.

   The purchases, sales and gain/loss activity of partnerships and LLCs were as follows:

                                                     Years Ended December 31,
                                                     ------------------------
                                                     2003     2002    2001
                                                     ----     ----    ----
                                                     (In Millions)
            Cost of investments acquired             $414     $284    $253
            Proceeds from investments sold or repaid  270      292     273
            Gross realized capital gains               24       11      17
            Gross realized capital losses              33       38      43

f. Short-term investments

   The carrying value of short-term investments was as follows:

                                                          December 31,
                                                          ------------
                                                           2003   2002
                                                           ----   ----
                                                          (In Millions)
        U. S. Treasury securities and obligations of U.S.
          government corporations and agencies            $4,419 $5,229
        Corporate debt securities                          1,798  2,787
        Utilities                                            131     33
                                                          ------ ------
        Total                                             $6,348 $8,049
                                                          ====== ======

                                     FF-17

Notes To Statutory Financial Statements, Continued

g. Net realized capital gains and losses

   Net realized capital gains and losses were comprised of the following:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2003     2002    2001
                                                            ----     ----    ----
                                                              (In Millions)
Bonds                                                      $ (27)   $(177)  $ (76)
Common stocks                                                 47      (28)      4
Mortgage loans                                                (2)       1       9
Real estate                                                    9      118      39
Closed derivatives                                          (214)     (88)    (58)
Other investments                                            (56)    (149)    (41)
Federal and state taxes                                        -        9     (26)
                                                            -----   -----   -----
Subtotal                                                    (243)    (314)   (149)
Derivatives mark-to-market                                     -      934     275
                                                            -----   -----   -----
Net realized capital (losses) gains before deferral to IMR  (243)     620     126
                                                            -----   -----   -----

Losses (gains) deferred to IMR                                82       66      (4)
Less: taxes on net deferred (losses) gains                   (29)     (22)      1
                                                            -----   -----   -----
Net loss (gain) deferred to IMR                               53       44      (3)
                                                            -----   -----   -----

Total net realized capital (losses) gains                  $(190)   $ 664   $ 123
                                                            =====   =====   =====

h. Reverse repurchase agreements

   As of December 31, 2003 and 2002, the Company had reverse repurchase agreements outstanding with total carrying values of $188 million and $205 million, respectively. The maturities of these agreements range from January
   6, 2004 through March 10, 2004, while the interest rates range from 1.11% to
   1.38%. The outstanding amount at December 31, 2003 was collateralized by bonds with a fair value of $192 million.

5. PORTFOLIO RISK MANAGEMENT

   The Company uses derivative financial instruments in the normal course of business to manage its investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and short-term investments to economically create temporary investment positions, which are highly liquid and of high quality. These investments perform like bonds and are held to improve the quality and performance of the general account until other suitable investments become available. The Company's derivative hedging strategy employs a variety of instruments, including interest rate and currency swaps, options, interest rate caps and floors, forward commitments, asset and equity swaps, and financial futures. Investment risk is assessed on a portfolio basis and derivative financial instruments are not designated as a hedge with respect to a specific risk; therefore, the criteria for hedge accounting are not met.

   Under interest rate swaps, the Company agrees to an exchange, at specified intervals, between streams of variable rate and fixed interest payments calculated by reference to an agreed-upon notional principal amount.

   Under currency swaps, the Company agrees to an exchange of principal denominated in two different currencies at current rates, under an agreement to repay the principal at a specified future date and rate. The Company utilizes currency swaps for the purpose of managing currency exchange risks that are mainly related to funding agreements.

   Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The
   Company's option contracts have terms of up to fifteen years.

   The Company utilizes certain other agreements including forward commitments, and asset and equity swaps to reduce exposures to various risks. The Company enters into forward U.S. Treasury, Government National Mortgage Association,
   Federal National Mortgage Association and other commitments for the purpose of managing interest rate exposure.

                                     FF-18

Notes To Statutory Financial Statements, Continued

   Interest rate cap agreements grant the purchaser the right to receive the excess of a referenced interest rate over a stated rate calculated by reference to an agreed upon notional amount. Interest rate floor agreements grant the purchaser the right to receive the excess of a stated rate over a referenced interest rate calculated by reference to an agreed upon notional amount.

   The Company enters into financial futures contracts for the purpose of managing interest rate exposure. The Company's futures contracts are exchange traded with minimal credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions.

   The Company's principal market risk exposures are interest rate risk, which includes the impact of inflation, and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as market interest rates move. Counterparties to derivative financial instruments expose the Company to credit-related losses in the event of nonperformance.
   In many instances, the Company enters into agreements with the counterparties which allow for contracts in a positive position, where the
   Company is due amounts, to be offset by contracts in a negative position.
   This right of offset combined with collateral obtained from counterparties reduces the Company's exposure. As of December 31, 2003 and 2002, the
   Company obtained collateral of $1,579 million and $1,443 million, respectively. The amounts at risk, in a net gain position, net of offsets and collateral, were $181 million and $330 million at December 31, 2003 and
   2002, respectively. The Company monitors exposure to ensure counterparties are credit-worthy and the concentration of exposure is minimized.

   The following table summarizes the carrying value, fair value and notional amount of the Company's derivative financial instruments:

                                                     December 31, 2003
                                                     -----------------
                                                  Carrying Fair   Notional
                                                   Value   Value   Amount
                                                   -----   -----   ------
                                                       (In Millions)
      Interest rate swaps                          $1,216  $1,216 $27,321
      Currency swaps                                  261     261   1,197
      Options                                         102     102   5,175
      Forward commitments, equity and asset swaps      29      29   3,183
      Interest rate caps & floors                      10      10   1,000
      Financial futures - short positions               -       -     549
                                                   ------  ------ -------
      Total                                        $1,618  $1,618 $38,425
                                                   ======  ====== =======

                                                     December 31, 2002
                                                     -----------------
                                                  Carrying Fair   Notional
                                                   Value   Value   Amount
                                                   -----   -----   ------
                                                       (In Millions)
      Interest rate swaps                          $1,262  $1,262 $21,927
      Currency swaps                                  230     230   1,112
      Options                                         139     139   9,275
      Forward commitments, equity and asset swaps      60      60   4,122
      Interest rate caps & floors                      22      22   1,000
      Financial futures - short positions               -       -     425
      Financial futures - long positions                -       -     889
                                                   ------  ------ -------
      Total                                        $1,713  $1,713 $38,750
                                                   ======  ====== =======

   Notional amounts do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

   Net investment income on derivative instruments was $451 million, $396 million, and $171 million for the years ended December 31, 2003, 2002 and
   2001, respectively.

                                     FF-19

Notes To Statutory Financial Statements, Continued

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

   Fair values are based on quoted market prices, when available. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. These valuation techniques require management to develop a significant number of assumptions, including discount rates and estimates of future cash flow.
   Derived fair value estimates cannot be substantiated by comparison to independent markets or to disclosures by other companies with similar financial instruments. These fair value disclosures may not represent the amount that could be realized in immediate settlement of the financial instrument. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   The following methods and assumptions were used in estimating fair value disclosures for financial instruments:

   Bonds and stocks: Estimated fair value of bonds and stocks is based on values provided by the NAIC's Securities Valuation Office ("SVO") when available. If SVO values are not available, quoted market values provided by other third party organizations are used. If quoted market values are unavailable, fair value is determined by discounting expected future cash flows using current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments.

   Mortgage loans: The fair value of mortgage loans is estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For non-performing loans, the fair value is the estimated collateral value of the underlying real estate.

   Policy loans, cash and short-term investments: Estimated fair value for these instruments approximates the carrying amounts reported in the
   Statutory Statements of Financial Position.

   Derivative financial instruments: Estimated fair value for these instruments is based upon quotations obtained from independent sources.

   Investment-type insurance contracts and funding agreements: The estimated fair value is determined by discounting future cash flows at current market rates.

   The following table summarizes the Company's financial instruments:

                                                     December 31,
                                                     ------------
                                                2003               2002
                                         ------------------ ------------------
                                                  Estimated          Estimated
                                         Carrying   Fair    Carrying   Fair
                                          Value     Value    Value     Value
                                          -----     -----    -----     -----
                                                     (In Millions)
  Financial assets:
    Bonds                                $32,567   $34,218  $27,782   $29,940
    Common stocks                            733       733      649       649
    Preferred stocks                         234       250      219       223
    Mortgage loans                         7,643     8,152    7,048     7,755
    Policy loans                           6,564     6,564    6,253     6,253
    Derivative financial instruments       1,618     1,618    1,713     1,713
    Cash and short-term investments        6,535     6,535    8,178     8,178
  Financial liabilities:
    Funding agreements                     3,405     3,511    2,705     2,829
    Investment-type insurance contracts   10,298    10,293    9,982     9,991

7. FIXED ASSETS

   The company has fixed assets, comprised primarily of internally developed software, operating software, EDP equipment, office equipment, and furniture. Fixed assets amounted to $165 million and $200 million, net of accumulated depreciation of $230 million and $189 million, at December 31,
   2003 and 2002, respectively. Depreciation expense on fixed assets for the years ended December 31, 2003, 2002 and 2001 was $63 million, $55 million, and $33 million, respectively.

                                     FF-20

Notes To Statutory Financial Statements, Continued

8. SURPLUS NOTES

   Surplus notes of $250 million at 5.625% due in 2033, $100 million at 7.500%
   due in 2024 and $250 million at 7.625% due in 2023, were issued by the
   Company in 2003, 1994, and 1993, respectively. These notes are unsecured and subordinate to all present and future indebtedness of the Company, policy claims and prior claims against the Company as provided by the Massachusetts
   General Laws. These surplus notes are held by bank custodians for unaffiliated investors. Issuance was approved by the Division.

   All payments of interest and principal are subject to the prior approval of the Division. Anticipated sinking fund payments are due as follows: $62 million in 2021, $88 million in 2022, $150 million in 2023, and $50 million in 2024. There are no sinking fund requirements for the note issued in 2003.

   Interest on the notes issued in 1994 is paid on March 1 and September 1 of each year to holders of record on the preceding February 15 or August 15, respectively. Interest on the notes issued in 2003 and 1993 is paid on May
   15 and November 15 of each year to holders of record on the preceding May 1 or November 1, respectively. Interest expense is not recorded until approval for payment is received from the Division. Interest of $34 million, $27 million and $27 million was approved and paid in 2003, 2002, and 2001, respectively.

9. RELATED PARTY TRANSACTIONS

   The Company has management and service contracts and cost sharing arrangements with various subsidiaries and affiliates whereby the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services. Fees earned under the terms of the contracts and arrangements related to subsidiaries and affiliates were $155 million, $194 million and
   $208 million for 2003, 2002, and 2001, respectively. The majority of these fees were from C.M. Life Insurance Company ("C.M. Life"), which accounted for $121 million in 2003, $162 million in 2002, and $172 million in 2001.

   Various unconsolidated subsidiaries and affiliates, including David L.
   Babson & Company, Inc. ("David L. Babson"), a subsidiary of DLB Acquisition
   Corporation, provide investment advisory services for the Company. Total fees for such services were $132 million, $116 million and $101 million for
   2003, 2002 and 2001, respectively. In addition, an unconsolidated subsidiary provides administrative services for employee benefit plans to the Company.
   Total fees for such services were $8 million, $9 million and $9 million for
   2003, 2002 and 2001, respectively.

   In 2003, the Company entered into a modified coinsurance agreement with its affiliate, MassMutual Life Insurance Company of Japan ("MassMutual Japan")
   on certain life insurance products. In 2003, the Company assumed premium of
   $41 million. Fees and other income include a $40 million expense allowance.
   Total policyholders' benefits assumed were $12 million. A modified coinsurance adjustment of $17 million was paid to MassMutual Japan in 2003.

   The Company has reinsurance agreements with its subsidiaries, C.M. Life and
   MML Bay State Life Insurance Company ("Bay State"), including stop-loss and modified coinsurance agreements on life insurance products. Total premium assumed on these agreements were $239 million in 2003, $153 million in 2002 and $410 million in 2001. Fees and other income include a $104 million, $98 million and $53 million expense allowance in 2003, 2002 and 2001, respectively. Total policyholders' benefits incurred on these agreements were $62 million in 2003, $46 million in 2002 and $50 million in 2001. A modified coinsurance adjustment of $37 million was received from Bay State and C.M. Life both in 2003 and 2002, whereas net modified coinsurance adjustments of $296 million were paid to certain unconsolidated subsidiaries in 2001. In 2003 and 2002, experience refunds of $16 million and $6 million were received from Bay State and C.M. Life whereas in 2001, an experience refund of $3 million was received from C.M. Life.

   The Company participates in variable annuity exchange programs with its subsidiary, C.M. Life, whereby certain Company variable annuity contractholders can make a non-taxable exchange of their contract for an enhanced C.M. Life variable annuity contract. Surrender benefits, related to these exchange programs, were $117 million, $256 million and $296 million in
   2003, 2002 and 2001, respectively. The Company has an agreement with C.M.
   Life to compensate the Company for the lost revenue associated with the exchange of these contracts. As a result of these exchanges, the Company had commissions receivable of $1 million and $5 million recorded as of December
   31, 2003 and 2002, respectively and received commissions of $9 million, $5 million and $15 million from C.M. Life for the years ended December 31,
   2003, 2002 and 2001, respectively.

                                     FF-21

Notes To Statutory Financial Statements, Continued

   The Company has outstanding amounts due to affiliates David L. Babson of $16 million at 4.7% and Cornerstone Real Estate Advisers, Inc. of $3 million at
   5.0%. The amounts are due in 2008 and 2007, respectively, but early repayment may be made at the option of the Company. Both are payable semi-annually in arrears. Through December 31, 2003, interest accrued and paid was less than $1 million.

10.INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

   The Company has two primary domestic life insurance subsidiaries, C.M. Life, a direct subsidiary which primarily writes variable annuities and universal life insurance, and Bay State, an indirectly-owned subsidiary which primarily writes variable life and corporate owned life insurance business.

   The Company's wholly-owned subsidiary, MassMutual Holding Company, Inc.
   ("MMHC"), owns subsidiaries which include retail and institutional asset management, registered broker dealer, and international life and annuity operations.

   During 2003, 2002 and 2001, the Company received $150 million, $100 million and $155 million, respectively, in dividends from such subsidiaries.
   Operating results, less dividends declared, for such subsidiaries are reflected as net unrealized capital gains in the Statutory Statements of
   Changes in Policyholders' Contingency Reserves. The Company holds debt issued by MMHC and its subsidiaries of $2,270 million and $2,452 million at
   December 31, 2003 and 2002, respectively. The Company recorded interest of
   $132 million, $120 million and $138 million in 2003, 2002 and 2001, respectively.

   During 2003, 2002 and 2001, the Company contributed additional paid-in capital of $256 million, $255 million, and $208 million, respectively, to unconsolidated subsidiaries, principally C.M. Life and MMHC.

   Summarized below is statutory financial information for the unconsolidated domestic life insurance subsidiaries as of December 31 and for the years then ended:

                                       2003    2002    2001
                                       ----    ----    ----
                                          (In Millions)
                    Total revenue     $ 1,926 $2,314  $2,187
                    Net income (loss)     105    (16)      4
                    Assets             11,690  9,994   9,344
                    Liabilities        11,081  9,446   8,963

   Summarized below is GAAP financial information for other unconsolidated subsidiaries as of December 31 and for the years then ended:

                                    2003    2002    2001
                                    ----    ----    ----
                                        (In Millions)
                     Total revenue $ 3,230 $ 3,026 $ 2,443
                     Net income        274      22      61
                     Assets         14,824  12,924  11,770
                     Liabilities    13,557  12,055  10,891

11.BENEFIT PLANS

   The Company provides multiple benefit plans including retirement plans and life and health benefits, to employees, certain employees of unconsolidated subsidiaries, agents and retirees.

   Pension and savings plan

   The Company has funded and unfunded non-contributory defined benefit pension plans. The plans cover substantially all employees and agents. For some participants, benefits are based on the greater of a formula based on either final average earnings and length of service or the cash balance formula.
   For other participants, benefits are based only on an account balance that takes into consideration age, service and salary during their careers.

   As permitted by the Division, a portion of the prepaid pension asset of the
   Company, prior to December 31, 2003, was allowed as an admitted asset. The
   Company recognized a plan asset of $128 million at December 31, 2002. At
   December 31,

                                     FF-22

Notes To Statutory Financial Statements, Continued

   2003, the prepaid pension asset was non-admitted. Pension plan assets are invested in group annuity contracts which invest in the Company's general and separate accounts.

   The Company's policy is to fund pension costs in accordance with the
   Employee Retirement Income Security Act of 1974. The Company contributed $48 million for the year ended December 31, 2003. No funding was made for the years ended December 31, 2002 and 2001.

   The Company sponsors funded and unfunded defined contribution plans for substantially all of its employees and agents. The Company contributes to the funded plan by matching participant contributions up to three percent of pay, within certain limits, based on years of service and the financial results of the Company each year. Company contributions, and any related earnings, are vested based on years of service using a graduated vesting schedule with full vesting after three years of service.

   The matching contributions by the Company were $18 million, $15 million and
   $15 million for the years ended December 31, 2003, 2002 and 2001, respectively, and are included as a component of net income as operating expenses.

   The Company also maintains a money purchase pension plan for agents, which was frozen in 2001.

   Other postretirement benefits

   The Company provides certain life insurance and health care benefits ("other postretirement benefits") for its retired employees and agents, and their beneficiaries and dependents. The health care plan is contributory; the basic life insurance plan is non-contributory. Substantially all of the
   Company's employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as considered necessary by the Company's management. The postretirement health care plans include a limit on the Company's share of costs for recent and future retirees.

   The initial transition obligation of $138 million is being amortized over twenty years through 2012. At December 31, 2003 and 2002, the net unfunded accumulated benefit obligation was $266 million and $245 million, respectively, for employees and agents eligible to retire or currently retired and $37 million and $32 million, respectively, for participants not eligible to retire.

   On December 8, 2003, the Medicare Prescription Drug, Improvement and
   Modernize Act of 2003 was enacted that expands Medicare, primarily by adding a prescription drug benefit for Medicare-eligible retirees starting in 2006.
   The retiree medical obligations and costs reported in these financial statements do not yet reflect the impact of those new Medicare benefits. By
   2006, the Company expects to modify its retiree medical plans to adapt to the new Medicare prescription drug program. As a result of the additional federal subsidies for retiree prescription drug costs, the Company anticipates that its overall obligations and costs will be lower once those modifications are reflected.

                                     FF-23

Notes To Statutory Financial Statements, Continued

   In 2003, prepaid benefit costs are non-admitted. In 2002, prepaid benefit costs are included in other assets. Accrued benefit costs are included in other liabilities in the Company's Statutory Statements of Financial
   Position. The status of these plans as of September 30, adjusted for fourth-quarter activity is summarized below:

                                                                         Pension     Other Postretirement
                                                                         Benefits      Benefits
                                                                      -------------  -------------------
                                                                       2003    2002   2003       2002
                                                                       ----    ----   ----       ----
                                                                             (In Millions)
Change in benefit obligation:
  Benefit obligation at beginning of year                             $  986  $ 855  $ 261      $ 223
  Service cost                                                            27     25      5          6
  Interest cost                                                           65     60     17         16
  Contribution by plan participants                                        -      -      5          6
  Actuarial gain                                                          11     20     14         31
  Benefits paid                                                          (58)   (52)   (20)       (21)
  Plan amendments                                                          -      1      -          -
  Business combinations, divestitures, curtailments, settlements and
   special termination benefits                                            -      -      -          -
  Change in actuarial assumption                                          95     77      -          -
  Benefit obligation at end of year                                   $1,126  $ 986  $ 282      $ 261
                                                                      ======  =====    =====     =====
Change in plan assets:
  Fair value of plan assets at beginning of year                      $  846  $ 928  $  16      $  17
  Actual return on plan assets                                           115    (42)     -          -
  Employer contribution                                                   61     12     15         14
  Benefits paid                                                          (58)   (52)   (20)       (21)
  Contributions by plan participants                                       -      -      5          6
  Business combinations, divestitures and settlements                      -      -      -          -
                                                                      ------  -----    -----     -----
  Fair value of plan assets at end of year                            $  964  $ 846  $  16      $  16
                                                                      ======  =====    =====     =====
  Funded status of the plan                                           $ (162) $(140) $(266)     $(245)
  Unrecognized net loss                                                  487    434     60         44
  Remaining net obligation at initial date of application                  8      9     48         53
  Effect of fourth quarter activity                                        3      1      6          4
                                                                      ------  -----    -----     -----
  Prepaid assets (accrued liabilities)                                   336    304  $(152)     $(144)
                                                                                       =====     =====
  Less assets non-admitted                                              (475)  (312)
                                                                      ------  -----
  Net amount recognized                                               $ (139) $  (8)
                                                                      ======  =====
Benefit obligation for non-vested employees                           $   24  $  20  $  37      $  32
                                                                      ======  =====    =====     =====

                                     FF-24

Notes To Statutory Financial Statements, Continued

   Net periodic (benefit) cost is included in operating expenses on the
   Statutory Statements of Income for the years ended December 31, 2003 and
   2002 and contains the following components:

                                                                         Pension    Other Postretirement
                                                                        Benefits      Benefits
                                                                        --------      --------
                                                                       2003   2002   2003       2002
                                                                       ----   ----   ----       ----
                                                                             (In Millions)
Components of net periodic (benefit) cost:
  Service cost                                                        $  27  $  25  $   6      $   6
  Interest cost                                                          65     60     17         16
  Expected return on plan assets                                        (79)   (82)    (1)        (1)
  Amortization of unrecognized transition obligation                      1      -      5          5
  Amount of recognized (gains) and losses                                12      1      1          -
                                                                      -----  -----    -----     -----
  Total net periodic (benefit) cost                                   $  26  $   4  $  28      $  26
                                                                      =====  =====    =====     =====
Amounts recognized in the Statutory Statements of Financial Position:
  Prepaid pension plan asset                                          $ 467  $ 431  $   -      $   -
  Intangible assets                                                       8      9      -          -
  Less assets non-admitted                                              475    312      -          -
                                                                      -----  -----    -----     -----
  Net prepaid pension plan asset                                          -    128      -          -
  Accrued benefit liability                                            (173)  (154)  (152)      (144)
  Policyholders' contingency reserves                                    34     18      -          -
                                                                      -----  -----    -----     -----
  Net amount recognized                                               $(139) $  (8) $(152)     $(144)
                                                                      =====  =====    =====     =====

   The assumptions at September 30, 2003 and 2002 used by the Company to calculate the benefit obligations as of those dates and to determine the benefit costs in the subsequent plan year are as follows:

                                                                         Pension   Other Postretirement
                                                                        Benefits     Benefits
                                                                        --------     --------
                                                                       2003  2002  2003       2002
                                                                       ----  ----  ----       ----
Discount rate                                                          6.00% 6.75% 6.00%      6.75%
Increase in future compensation levels                                 4.00% 4.00% 4.00%      5.00%
Long-term rate of return on assets                                     8.00% 8.00% 6.00%      6.75%
Health care cost trend rate                                                -     - 9.00%     10.00%
Ultimate health care cost trend rate after gradual decrease until 2007     -     - 5.00%      5.00%

   A one percent increase in the annual assumed inflation rate of medical costs would increase the 2003 accumulated post retirement benefit liability and benefit expense by $18 million and $1 million, respectively. A one percent decrease in the annual assumed inflation rate of medical costs would decrease the 2003 accumulated post retirement benefit liability and benefit expense by $16 million and $1 million, respectively.

   The net expense charged to operations for all employee benefit plans was
   $132 million, $87 million and $55 million for the years ended December 31,
   2003, 2002 and 2001, respectively.

12.REINSURANCE

   The Company cedes insurance to other insurers in order to limit its insurance risk. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company records a receivable for reinsured benefits paid and reduces policyholders' reserves and funds for the portion of insurance liabilities that are reinsured. The cost of reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

   Premium ceded was $328 million, $277 million and $220 million and reinsurance recoveries were $187 million, $156 million and $135 million for the periods ended December 31, 2003, 2002 and 2001, respectively. Amounts recoverable from reinsurers were $47 million and $50 million as of December
   31, 2003 and 2002, respectively. At December 31, 2003, seven reinsurers accounted for 77% of the outstanding reinsurance recoverable.

                                     FF-25

Notes To Statutory Financial Statements, Continued

13.FEDERAL INCOME TAXES

   Federal income taxes are based upon the Company's best estimate of its current and deferred tax liabilities. Deferred income taxes, which provide for book versus tax temporary differences, are subject to limitations and are charged directly to policyholders' contingency reserves. Accordingly, the reporting of miscellaneous temporary differences, such as reserves and policy acquisition costs, and of permanent differences such as policyholder dividends and tax credits, results in effective tax rates which differ from the federal statutory tax rate.

   The components of the net deferred tax asset recognized in the Company's assets, liabilities and policyholders' contingency reserves are as follows:

                                                      December 31,
                                                      ------------
                                                      2003     2002
                                                      ----     ----
                                                      (In Millions)
          Total gross deferred tax assets           $ 2,013  $ 2,044
          Total gross deferred tax liabilities       (1,215)  (1,043)
                                                    -------  -------
          Net deferred tax asset                        798    1,001
          Deferred tax assets non-admitted             (427)    (479)
                                                    -------  -------
          Net admitted deferred tax asset           $   371  $   522
                                                    =======  =======
          Decrease (increase) in non-admitted asset $    52  $    (8)
                                                    =======  =======

   The provision for incurred taxes (benefit) on earnings are as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2003     2002    2001
                                                        ----     ----    ----
                                                         (In Millions)
      Federal income tax (benefit) expense             $(132)   $(144)   $116
      Foreign income tax expense                          10        6       6
                                                        -----    -----    ----
                                                        (122)    (138)    122
      Federal income tax on net capital (losses) gains     -       (9)     22
                                                        -----    -----    ----
      Federal and foreign income tax (benefit) expense $(122)   $(147)   $144
                                                        =====    =====    ====

                                     FF-26

Notes To Statutory Financial Statements, Continued

   The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                      December 31,
                                                      ------------
                                                      2003    2002
                                                      ----    ----
                                                      (In Millions)
           Deferred tax assets:
             Reserve items                           $  574  $  557
             Policy acquisition costs                   389     374
             Non-admitted assets                        244     180
             Policyholder dividend related items        234     340
             Investment items                           208     102
             Pension and compensation related items     166     134
             Unrealized investment losses                62     270
             Other                                      136      87
                                                     ------  ------
               Total deferred tax assets              2,013   2,044
             Non-admitted deferred tax assets          (427)   (479)
                                                     ------  ------
               Admitted deferred tax assets           1,586   1,565
                                                     ------  ------
           Deferred tax liabilities:
             Unrealized investment gains                649       -
             Deferred and uncollected premium           177     167
             Investment items                           162     656
             Pension items                              162     149
             Other                                       65      71
                                                     ------  ------
               Total deferred tax liabilities         1,215   1,043
                                                     ------  ------
               Net admitted deferred tax assets      $  371  $  522
                                                     ======  ======

   The change in net deferred income taxes is comprised of the following:

                                                          2003
                                                          ----
                                                      (In Millions)
            Change in deferred tax assets                 $ (31)
            Change in deferred tax liabilities             (172)
                                                          -----
            (Decrease) increase in deferred tax asset      (203)
            Tax effect of unrealized gains (losses)         284
                                                          -----
            Change in net deferred income tax             $  81
                                                          =====

   The provision for federal and foreign income taxes incurred (benefit received) is different from that which would be obtained by applying the statutory federal income tax rate to income before taxes. The significant items causing this difference are as follows:

                                                   2003   2002  2001
                                                   ----   ----  ----
                                                     (In Millions)
           Provision computed at statutory rate   $  70  $ 421  $340
           Investment items                        (138)   (58)  (70)
           Tax credits                              (38)   (36)  (33)
           Policyholder dividends                   (34)  (174)  (17)
           Non-admitted assets                      (52)  (179)  (70)
           Other                                    (11)   (11)   51
                                                  -----  -----  ----
           Total                                  $(203) $ (37) $201
                                                  =====  =====  ====
           Federal and foreign income tax benefit $(122) $(147) $144
           Change in net deferred income taxes      (81)   110    57
                                                  -----  -----  ----
           Current income tax                     $(203) $ (37) $201
                                                  =====  =====  ====

   During the years ended December 31, 2003, 2002 and 2001, the Company paid federal income taxes in the amounts of $107 million, $195 million and $210 million, respectively. As of December 31, 2003, federal income taxes paid in the current

                                     FF-27

Notes To Statutory Financial Statements, Continued

   and prior years that will be available for recovery in the event of future net losses were as follows: $101 million in 2003; $75 million in 2002; and
   $153 million in 2001.

   On March 9, 2002, the Job Creation and Worker Assistance Act of 2002 (the
   "Act") was signed into law. One of the provisions of the Act modified the
   2003, 2002 and 2001 tax deductibility of the Company's dividends paid to policyholders. As a result of the Act, for the period ended December 31,
   2002, the Company's tax liability established prior to December 31, 2001 has been reduced by $82 million.

   The Company plans to file its 2003 federal income tax return with its eligible subsidiaries and certain affiliates. The Company and its eligible subsidiaries and certain affiliates are subject to a written tax-allocation agreement, which allocates the group's tax liability for payment purposes.
   Generally, the agreement provides that group members shall be compensated for the use of their losses and credits by other group members.

   The United States Internal Revenue Service has completed its examination of the Company's income tax returns through the year 1997 and is currently examining the years 1998 through 2000. Management believes adjustments that may result from such examinations will not materially impact the Company's financial position.

14.BUSINESS RISKS, COMMITMENTS AND CONTINGENCIES

a. Risks and uncertainties

   The Company operates in a business environment subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk and credit risk. Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments. To the extent that fluctuations in interest rates cause the durations of assets and liabilities to differ, the Company controls its exposure to this risk by, among other things, asset/liability matching techniques that account for the cash flow characteristics of the assets and liabilities. Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. Management does not believe that significant concentrations of credit risk existed as of December 31, 2003 and 2002 and for the three years ended December 31, 2003.

b. Leases

   The Company leases office space and equipment in the normal course of business under various non-cancelable operating lease agreements. Total rental expense on operating leases was $39 million, $34 million and $33 million for the years ended December 31, 2003, 2002 and 2001, respectively.

   Future minimum lease commitments are as follows:

                                       (In Millions)
                            2004           $ 32
                            2005             27
                            2006             21
                            2007             17
                            2008             13
                            Thereafter        8
                                           ----
                            Total          $118
                                           ====

c. Guaranty funds

   The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes.

                                     FF-28

Notes To Statutory Financial Statements, Continued

   The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity.

d. Litigation

   The Company is involved in litigation arising in and out of the normal course of business, including class action and purported class actions suits, which seek both compensatory and punitive damages. While the Company is not aware of any actions or allegations that should reasonably give rise to any material adverse impact, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially impact the Company's financial positions, results of operations, or liquidity.

e. Commitments

   In the normal course of business, the Company provides specified guarantees and funding to MMHC and certain of its subsidiaries. At December 31, 2003 and 2002, the Company had approximately $925 million and $450 million of outstanding unsecured funding commitments, respectively, and a $500 million support agreement related to unsecured credit facilities. In the normal course of business, the Company enters into letter of credit arrangements.
   At December 31, 2003 and 2002, the Company had approximately $68 million and
   $63 million of outstanding letters of credit, respectively. At December 31,
   2003, the Company had no liability attributable to the support agreement, letters of credit, or the funding commitments.

   In the normal course of business, the Company enters into commitments to purchase certain investments. At December 31, 2003, the Company had outstanding commitments to purchase privately placed securities, mortgage loans and partnerships and LLCs, which totaled $695 million, $403 million and $827 million, respectively.

   Certain commitments and guarantees of the Company provide for the maintenance of subsidiary regulatory capital and surplus levels and liquidity sufficient to meet certain obligations. These commitments and guarantees are not limited as to the amount necessary to satisfy the terms of the agreement. At December 31, 2003 and 2002, the Company had no outstanding obligations attributable to these commitments and guarantees.

15.WITHDRAWAL CHARACTERISTICS

a. Annuity actuarial reserves and deposit fund liabilities

   The withdrawal characteristics of the Company's annuity actuarial reserves and deposit fund liabilities at December 31, 2003 are illustrated below:

                                                                         Amount     % of Total
                                                                         ------     ----------
                                                                      (In Millions)
Subject to discretionary withdrawal - with market value adjustment       $28,330        75%
Subject to discretionary withdrawal - without market value adjustment      2,350         6
Not subject to discretionary withdrawal                                    7,365        19
                                                                         -------       ---
Total                                                                    $38,045       100%
                                                                         =======       ===

   Of the $28,330 million subject to discretionary withdrawal with market value adjustment, $21 million is subject to surrender charges of less than 5%.

                                     FF-29

Notes To Statutory Financial Statements, Continued

b. Separate accounts

   Information regarding the separate accounts of the Company, as of and for the period ended December 31, 2003, is as follows:

                                                                    Guaranteed Non-Guaranteed  Total
                                                                    ---------- --------------  -----
                                                                              (In Millions)
Net premium, considerations or deposits                                $  4       $ 3,422     $ 3,426
                                                                       ====       =======     =======
Reserves:
  For accounts with assets at:
    Fair value                                                         $393       $22,401     $22,794
    Amortized cost                                                        1             -           1
                                                                       ----       -------     -------
    Total reserves                                                      394        22,401      22,795
    Non-policy liabilities                                                -           117         117
                                                                       ----       -------     -------
    Total                                                              $394       $22,518     $22,912
                                                                       ====       =======     =======
By withdrawal characteristics:
  Subject to withdrawal:
    At book value without fair value adjustment and current
     surrender charge of 5% or more                                    $  -       $   273     $   273
    At fair value                                                       393        22,100      22,493
    At book value without fair value adjustment and with current
     surrender charge less than 5%                                        -            28          28
                                                                       ----       -------     -------
    Subtotal                                                            393        22,401      22,794
Not subject to discretionary withdrawal                                   1             -           1
Non-policy liabilities                                                    -           117         117
                                                                       ----       -------     -------
Total                                                                  $394       $22,518     $22,912
                                                                       ====       =======     =======

                                     FF-30

Notes To Statutory Financial Statements, Continued

16.SUBSIDIARIES AND AFFILIATED COMPANIES

   A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2003, is illustrated below.
   Subsidiaries are wholly-owned, except as noted.

   Subsidiaries of Massachusetts Mutual Life Insurance Company
   CM Assurance Company
   CM Benefit Insurance Company
   C.M. Life Insurance Company
   MassMutual Holding Company
   MassMutual Mortgage Finance, LLC
   MassMutual Owners Association, Inc.
   The MassMutual Trust Company, FSB
   MML Distributors, LLC

       Subsidiaries of C.M. Life Insurance Company
       MML Bay State Life Insurance Company

       Subsidiaries of MassMutual Holding Company
       CM Property Management, Inc.
       HYP Management, Inc.
       MassMutual Assignment Company
       MassMutual Benefits Management, Inc.
       MassMutual Funding, LLC
       MassMutual Holding MSC, Inc.
       MassMutual International, Inc.
       MMHC Investment, Inc.
       MML Investors Services, Inc.
       MML Realty Management Corporation
       Urban Properties, Inc.
       Antares Capital Corporation - 80.0%
       Cornerstone Real Estate Advisers, Inc.
       DLB Acquisition Corporation - 98.2%
       Oppenheimer Acquisition Corporation - 96.3%

   Affiliates of Massachusetts Mutual Life Insurance Company
   MML Series Investment Funds
   MassMutual Institutional Funds

                                     FF-31

PART C

OTHER INFORMATION

Item 27. Exhibits

Exhibit (a)	i	Resolution of the Board of Directors of Massachusetts Mutual Life Insurance Company, establishing the Separate Account. (1)
	ii.	Resolution of the Board of Directors of Massachusetts Mutual Life Insurance Company, establishing the Strategic Variable Life® Plus Segment of the Separate Account. (2)

Exhibit (b)	Not Applicable

Exhibit (c)	i.	Form of distribution servicing agreement between MML Distributors, LLC and Massachusetts Mutual Life Insurance Company. (1)
	ii.	Form of co-underwriting agreement between MML Investors Services, Inc. and Massachusetts Mutual Life Insurance Company. (1)
	iii.	Form of Variable Products Dealer Agreement. (2)

Exhibit (d)	i.	Form of Flexible Premium Adjustable Variable Life Insurance Policy (2)
	ii.	Form of Supplemental Monthly Term Insurance Rider (8)
	iii.	Form of Waiver of Monthly Charges Rider (8)

Exhibit (e)	i.	Form of application for Flexible Premium Adjustable Variable Life Insurance Policy (2)

Exhibit (f)	i.	Copy of the Charter of Incorporation of Massachusetts Mutual Life Insurance Company. (1)
	ii.	By-Laws of Massachusetts Mutual Life Insurance Company. (1)

Exhibit (g)	Form of Reinsurance Contracts (8)

Exhibit (h)	Form of Participation Agreements
	i.	American Century Variable Portfolios, Inc. (3)
	ii.	Fidelity Variable Insurance Products Fund (2)
	iii.	Fidelity Variable Insurance Products Fund II (2)
	iv.	Goldman Sachs Variable Insurance Trust (2)
	v.	Janus Aspen Series (4)
	vi.	MFS Variable Insurance Trust (2)
	vii.	Oppenheimer Variable Account Funds (2)
	viii.	Panorama Series Fund, Inc. (1)
	ix.	T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. (2)

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered. *

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	Consent of independent auditors, Deloitte & Touche, LLP *
	ii.	Powers of Attorney (5)
a. Power of Attorney—Roger G. Ackerman and Patricia Diaz Dennis (6)

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)	SEC Procedures Memorandum describing MassMutual issuance, transfer, and redemption procedures for the Policy. (7)

1	Incorporated by reference to the Initial Registration Statement No. 333-22557 on Form S-6 filed with the Commission as an exhibit on February 28, 1997.
2	Incorporated by reference to the Initial Registration Statement No. 333-65887 on Form S-6 filed with the Commission as an exhibit on October 20, 1998.
3	Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement No. 333-41657 on Form S-6 filed with the Commission as an exhibit on May 26, 1998.
4	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-80991 on Form N-4 filed with the Commission as an exhibit on September 20, 1999.
5	Incorporated by reference to Initial Registration Statement No. 333-112626 on Form N-4 filed with the Commission as an exhibit on February 9, 2004.
6	Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement No. 333-49475 on Form N-6 filed with the Commission as an exhibit on February 24, 2004.
7	Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 333-65887 on Form S-6 filed with the Commission as an exhibit on April 26, 2001.
8	Incorporated by reference to the Post-Effective Amendment No. 5 to Registration Statement No. 333-65887 on Form N-6 filed with the Commission as an exhibit on March 3, 2003.

*	Filed herewith.

Item 28. Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Name, Position, Business Address       Principal Occupation(s) During Past Five Years
--------------------------------       ----------------------------------------------
Roger G. Ackerman, Director            Corning, Inc.
P.O. Box 45                              Chairman (2001)
Phoenix, NY 13135                        Chairman and Chief Executive Officer (1996-2000)

James R. Birle, Director               Resolute Partners, LLC
75 Clapboard Ridge Road                  Chairman (since 1997)
Greenwich, CT 06830

Gene Chao, Director                    Computer Projections, Inc.
733 SW Vista Avenue                      Chairman, President and CEO (1991-2000)
Portland, OR 97205

James H. DeGraffenreidt, Jr., Director WGL Holdings, Inc.
101 Constitution Avenue, NW              Chairman and Chief Executive Officer (since 2001)
Washington, DC 20080                     Chairman, President, and Chief Executive Officer
                                         (2000-2001)
                                         Chairman and Chief Executive Officer (1998-2000)

Patricia Diaz Dennis, Director         SBC Pacific Bell/SBC Nevada Bell
2600 Camino Ramon, Room 4CS100           Senior Vice President, General Counsel & Secretary
San Ramon, CA 94853                      (since 2002)
                                       SBC Communications Inc.
                                         Senior Vice President--Regulatory and Public Affairs
                                         (1998-2002)

James L. Dunlap, Director              Ocean Energy, Inc.
1659 North Boulevard                     Vice Chairman (1998-1999)
Houston, TX 77006

William B. Ellis, Director             Yale University School of Forestry and Environmental
31 Pound Foolish Lane                    Studies
Glastonbury, CT 06033                    Senior Fellow (since 1995)

Robert A. Essner, Director             Wyeth (formerly American Home Products)
5 Giralda Farms                          Chairman, President and Chief Executive Officer
Madison, NJ 07940                        (since 2002)
                                         President and Chief Executive Officer (2001)
                                         President and Chief Operating Officer (2000-2001)
                                         Executive Vice President (1997-2000)
                                       Wyeth-Ayerst Pharmaceuticals
                                         President (1997-2000)

Robert M. Furek, Director              Resolute Partners LLC
70 Waterside Lane                        Partner (since 1997)
West Hartford, CT 06107                State Board of Trustees for the Hartford School System
                                         Chairman (1997-2000)

Carol A. Leary, Director               Bay Path College
588 Longmeadow Street                    President (since 1994)
Longmeadow, MA 01106

William B. Marx, Jr., Director         Lucent Technologies
5 Peacock Lane                           Senior Executive Vice President (1996-1996)
Village of Golf, FL 33436-5299

                                      1

Name, Position, Business Address         Principal Occupation(s) During Past Five Years
--------------------------------         ----------------------------------------------

John F. Maypole, Director                Peach State Real Estate Holding Company
55 Sandy Hook Road--North                  Managing Partner (since 1984)
Sarasota, FL 34242

Robert J. O'Connell, Director, Chairman, Massachusetts Mutual Life Insurance Company
  President and Chief Executive Officer    Chairman (since 2000), Director, President and
1295 State Street                          Chief Executive Officer (since 1999)
Springfield, MA 01111

Marc Racicot, Director                   Bracewell & Patterson, LLP
2000 K Street, N.W., Suite 500             Partner (since 2001)
Washington, DC 20006-1872                State of Montana
                                           Governor (1993-2000)

Executive Vice Presidents

Name, Position, Business Address               Principal Occupation(s) During Past Five Years
--------------------------------               ----------------------------------------------

Susan A. Alfano                                Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President (since 2001)
Springfield, MA 01111                            Senior Vice President (1996-2001)

Lawrence V. Burkett, Jr.                       Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President and General Counsel
Springfield, MA 01111                            (since 1993)

Frederick C. Castellani                        Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President (since 2001)
Springfield, MA 01111                            Senior Vice President (1996-2001)

Howard E. Gunton                               Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President & CFO (since 2001)
Springfield, MA 01111                            Senior Vice President & CFO (1999-2001)
                                                 AIG Life Insurance Co.
                                                 Senior Vice President & CFO (1973-1999)

James E. Miller                                Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President
Springfield, MA 01111                            (since 1997 and 1987-1996)

John V. Murphy                                 OppenheimerFunds, Inc.
1295 State Street                                Chairman, President, and Chief Executive Officer
Springfield, MA 01111                            (since 2001)
                                                 President & Chief Operating Officer (2000-2001)
                                               Massachusetts Mutual Life Insurance Company
                                                 Executive Vice President (since 1997)

Andrew Oleksiw                                 Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President (since 2003)
Springfield, MA 01111                            Senior Vice President (1999-2003)
                                               First Union
                                                 Senior Vice President (1993-1999)

                                      2

Name, Position, Business Address               Principal Occupation(s) During Past Five Years
--------------------------------               ----------------------------------------------

Stuart H. Reese                                David L. Babson and Co. Inc.
1295 State Street                                Chairman and Chief Executive Officer (since 2001)
Springfield, MA 01111                            President and Chief Executive Officer (1999-2001)
                                               Massachusetts Mutual Life Insurance Company
                                                 Executive Vice President and Chief Investment
                                                 Officer (since 1999)
                                               Chief Executive Director--Investment Management
                                                 (1997-1999)

Toby Slodden                                   Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President (since 2003)
Springfield, MA 01111                            Senior Vice President (1999-2003)
                                                 Vice President (1998-1999)

Matthew E. Winter                              Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President (since 2001)
Springfield, MA 01111                            Senior Vice President (1998-2001)
                                                 Vice President (1996-1998)

                                      3

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                            ORGANIZATIONAL SUMMARY

I. DIRECT SUBSIDIARIES OF MASSMUTUAL--MassMutual is the sole owner of each subsidiary unless otherwise indicated.

   A. CM Assurance Company (July 2, 1986), a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

   B. CM Benefit Insurance Company (April 18, 1986), a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

   C. C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

    1. MML Bay State Life Insurance Company (April 1, 1935), a Connecticut
       corporation which operates as a life and health insurance company.

   D. MML Distributors, LLC (Nov. 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual Holding
Company--1%.)

   E. MassMutual Holding Company (Nov. 30, 1984), a Delaware corporation which operates as a holding company for certain MassMutual entities. MassMutual
Holding Company is the sole owner of each subsidiary or affiliate unless otherwise indicated.

    1. MML Investors Services, Inc. (Dec. 31, 1981), a Massachusetts
       corporation which operates as a securities broker-dealer.

       a. MML Insurance Agency, Inc. (Nov. 16, 1990), a Massachusetts
          corporation which operates as an insurance broker.

          1.) DISA Insurance Services of America (Dec. 22, 1981), Inc., an
       Alabama corporation which operates as an insurance broker.

          2.) MML Insurance Agency of Mississippi, P.C. (May 2, 1996), a
       Mississippi corporation which operates as an insurance broker.
    2. MassMutual Holding MSC, Inc. (Dec. 26, 1996), a Massachusetts
       corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a "Massachusetts Security Corporation" under
       Chapter 63 of the Massachusetts General Laws. MassMutual Holding MSC,
       Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

       a. MassMutual Corporate Value Limited (Aug. 24, 1994), a Cayman Islands
          corporation which holds a 90% ownership interest in MassMutual
          Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC,
          Inc.--46%)

          1.) MassMutual Corporate Value Partners Ltd. (Aug. 24, 1994), owned
       88.4% by MassMutual Corporate Value Limited.

       b. 9048-5434 Quebec, Inc. (April 4, 1997), a Canadian corporation which operates the owner of Hotel du Parc in Montreal, Quebec, Canada.

       c. 1279342 Ontario Limited (Jan. 29, 1998), a Canadian corporation which operates as the owner of Deerhurst Resort in Huntsville, Ontario,
          Canada.

                                      1

    3. Antares Capital Corporation, a Delaware corporation which operates as a finance company. (MassMutual Holding Company--99%)

    4. Cornerstone Real Estate Advisers, Inc. (Jan. 20, 1994), a Massachusetts
       corporation which operates as an investment adviser.

       a. Cornerstone Office Management, LLC (May 28, 1987), a Delaware limited liability company which serves as the general partner of Cornerstone
          Suburban Office, L.P. (Cornerstone Real Estate Advisers, Inc.--50%;
          MML Realty Management Corporation--50%).

    5. DLB Acquisition Corporation, a Delaware corporation which operates as a holding company for the David L. Babson companies (MassMutual Holding
       Company--99%).

       a. David L. Babson & Company Inc. (July 5, 1940), a Massachusetts
          corporation which operates as an investment adviser.

          1.) Charter Oak Capital Management, Inc. (March 15, 1996), a Delaware
       corporation which formerly operated as a manager of institutional investment portfolios. (David L. Babson & Company Inc.--100%)

          2.) Babson Securities Corporation (July 1, 1994), a Massachusetts
       corporation which operates as a securities broker-dealer.

          3.) S. I. International (Feb. 19, 1987), a Massachusetts general partnership which operates as an investment adviser. (David L. Babson &
       Company Inc. is one of the general partners--50%).

          4.) FITech Asset Management, L.P. ("AM") (June 9, 1999) is a Delaware
       Limited Partnership, formed to manage FITech Domestic Value, L.P. ("the
       Fund"), a "fund-of-funds" that invests in hedge funds. (David L. Babson
       & Company Inc. is a limited partner in AM with a controlling interest--58%).

          5.) FITech Domestic Partners, LLC ("DP") (January 26, 2000) is a
       Delaware LLC that is the general partner of AM. (David L. Babson &
       Company Inc. owns a controlling interest -58%--of DP.)

          6.) Leland Fund Multi G.P., Ltd. (March 8, 2001) is a corporation that acts as the general partner to several entities that comprise the hedge fund know as Leland.

    6. Oppenheimer Acquisition Corp. (June 21, 1990), a Delaware corporation which operates as a holding company for the Oppenheimer companies
       (MassMutual Holding Company--96.2%).

       a. OppenheimerFunds, Inc. (Oct. 23, 1987), a Colorado corporation which operates as the investment adviser to the Oppenheimer Funds.

          1.) Centennial Asset Management Corporation (May 8, 1987), a Delaware
       corporation which operates as investment adviser and general distributor of the Centennial Funds.

          2.) OppenheimerFunds Distributor, Inc. (July 3, 1978), a New York
       corporation which operates as a securities broker-dealer.

          3.) Oppenheimer Partnership Holdings, Inc. (Nov. 28, 1989), a
       Delaware corporation which operates as a holding company.

          3.) Oppenheimer Real Asset Management, Inc. (Dec. 22, 1988), a
       Delaware corporation which is the sub-adviser to a mutual fund investing in the commodities markets.

          5.) Shareholder Financial Services, Inc. (Nov. 1, 1989), a Colorado
       corporation which operates as a transfer agent for mutual funds.

          6.) Shareholder Services, Inc. (Sept. 16, 1987), a Colorado
       corporation which operates as a transfer agent for various Oppenheimer and MassMutual funds.

                                      2

          7.) OFI Private Investments, Inc. (March 20, 2000) is a New York
       based registeredinvestment adviser which manages smaller separate accounts, commonly known as wrap-fee accounts, which are introduced by unaffiliated broker-dealers, on a subadvisory basis for a stated fee.

          8.) OFI Institutional Asset Management. Inc. (Nov. 20, 2000) is a New
       York based registered investment advisor which provides investment supervisory services on a discretionary basis to individual accounts, pension plans, insurance company separate accounts, public funds and corporations for a stated fee.

             a.) Trinity Investment Management Corporation (Nov. 1, 1974), a
          Pennsylvania corporation and registered investment adviser which provides portfolio management and equity research services primarily to institutional clients.

             b.) OFI Trust Company (1988), a New York corporation which conducts the business of a trust company.

             c.) HarbourView Asset Management Corporation (April 17, 1986), a
          New York corporation which operates as an investment adviser.

          9.) OppenheimerFunds International, Ltd. (July 9, 1997) is a Dublin
       based investment advisor that advises the Oppenheimer offshore funds known as the Oppenheimer Funds plc.

          10.) Tremont Capital Management, Inc. (June 28, 2001), a New
       York-based investment services provider which specializes in hedge funds.

             a.) Tremont (Bermuda), Ltd., a Bermuda-based investment adviser.

              i.)Tremont Life Holdings Limited (Dec. 12, 2001), a corporation organized under the laws of Bermuda. (less than 10% is owned by Tremont (Bermuda), Ltd.)

             aa.)Tremont International Insurance Limited (July 3, 1996), an
                 exempt Cayman Islands life insurance company authorized to do business in the Cayman Islands and in Bermuda.

             bb.)Tremont Services Ltd. (July 2, 1997), a Bermuda company doing business as an insurance manager.

    7. CM Property Management, Inc. (Dec. 23, 1976), a Connecticut corporation which serves as the general partner of Westheimer 335 Suites Limited
       Partnership. The partnership holds a ground lease with respect to hotel property in Houston, Texas.

    8. HYP Management, Inc. (July 24, 1996), a Delaware corporation which operates as the "LLC Manager" of MassMutual High Yield Partners II LLC,
       a high yield bond fund.

    9. MassMutual Benefits Management, Inc. (March 20, 1991), a Delaware
       corporation which supports MassMutual with benefit plan administration and planning services.

   10. MMHC Investment, Inc. (July 24, 1996), a Delaware corporation which is a passive investor in MassMutual/Darby CBO IM, Inc., MassMutual/Darby CBO
       LLC, MassMutual High Yield Partners II LLC, and other MassMutual investments.

       a. MassMutual/Darby CBO IM Inc. (Dec. 5, 1997), a Delaware corporation which operates as the "LLC Manager" of MassMutual/Darby CBO LLC, a collateralized bond obligation fund. (MMHC Investment, Inc.--50%)

                                      3

   11. MML Realty Management Corporation (Oct. 14, 1968), a Massachusetts
       corporation which formerly operated as a manager of properties owned by
       MassMutual.

       a. Cornerstone Office Management, LLC (May 28, 1987), a Delaware limited liability company which serves as the general partner of Cornerstone
          Suburban Office, L.P. (MML Realty Management Corporation--50%;
          Cornerstone Real Estate Advisers, Inc.--50%).

   12. Urban Properties, Inc. (March 25, 1970), a Delaware corporation which serves as a general partner of real estate limited partnerships and as a real estate holding company.

   13. MassMutual International, Inc. (Feb. 19, 1996), a Delaware corporation which operates as a holding company for those entities constituting
       MassMutual's international insurance operations. MassMutual
       International, Inc. is the sole owner of each of the subsidiaries or affiliates listed below unless otherwise indicated.

       a. MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company.

          1.) MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent.

          2.) MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds.
       (Owned 20% each by MassMutual Asia Limited, MassMutual Services Limited
       (in trust for MassMutual Asia Ltd.), MassMutual Guardian Limited (in
       trust for MassMutual Asia Ltd.) and Kenneth Yu (in trust for MassMutual
       Asia Ltd.)).

          3.) Protective Capital (International) Limited, a corporation organized in Hong Kong which is a dormant investment company currently holding 12% of MassMutual Life Insurance Company in Japan.

          4.) MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd.--50%, Elroy Chan--50% (in trust for MassMutual Asia Ltd.))

          5.) MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd.--50%, Elroy Chan--50% (in trust for MassMutual Asia Ltd.))

       b. MassMutual Internacional (Chile) S.A., a corporation organized in the
          Republic of Chile which operates as a holding company. (MassMutual
          International, Inc. - 92.4%; MassMutual Holding Company--.01%; Darby
          Chile Holding II, LLC--7.5%)

          1.) Compania de Seguros Vida Corp S.A., corporation organized in the
       Republic of Chile which operates as an insurance company. (MassMutual
       Internacional (Chile) S.A.--33.4%)

          2.) Origen Inversiones S.A., a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual Internacional
       (Chile) S.A.--33.5%)

       c. MassMutual International (Bermuda) Ltd., a corporation organized in
          Bermuda which operates as a life insurance company.

       d. MassMutual (Bermuda) Ltd., a corporation organized in Bermuda which operates as an exempted insurance company.

       e. MassMutual Europe S.A., a corporation organized in the Grand Duchy of
          Luxembourg which operates as a life insurance company. (MassMutual
          International, Inc.--99.9%; MassMutual Holding Company--.01%)

                                      4

       f. MassMutual International Holding MSC, Inc., a Massachusetts
          corporation which currently acts as a holding company for MMI's interest in Taiwan.

          1.) MassMutual Mercuries Life Insurance Company, a Taiwan corporation which operates as a life insurance company. (MassMutual International
       Holding MSC, Inc.--38%)

             a.) Fuh Hwa Investment Trust Co. Ltd, a mutual fund firm in Taiwan
          (MM Mercuries Life Insurance Company--31%; MassMutual International
          Holding MSC, Inc.--18.4%)

       g. MassMutual Life Insurance Company, a Japanese corporation which operates as a life insurance company. (MassMutual International,
          Inc.--86.1%; MassMutual Shuno Co.--1.7%; Protective capital
          (International) Ltd.--12.2%)

          1.) MassMutual Shuno Company, a Japanese premium collection service provider. (MassMutual Life Insurance Company--4.8%; MassMutual
       International, Inc.--95.2%)

          2.) MassMutual Leasing Company, a Japanese company that leases office equipment and performs commercial lending. (MassMutual Shuno
       Company--90%; MassMutual Life Insurance Company--10%.)

   14. MassMutual Funding LLC (May 11, 2000), a Delaware limited liability company which issues commercial paper.

   15. MassMutual Assignment Company (Oct. 4, 2000), a North Carolina
       corporation which operates a structured settlement business.

   F. MassMutual Mortgage Finance, LLC (May 11, 1998), a Delaware limited liability company which makes, acquires, holds and sells mortgage loans.

   G. The MassMutual Trust Company (Jan. 12, 2000), a federally chartered stock savings bank which performs trust services.

   H. MassMutual Owners Association, Inc. (Feb. 14, 2002), a Massachusetts
company which is authorized to conduct sales and marketing operations.

II. REGISTERED INVESTMENT COMPANY AFFILIATES

   Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

   A. DLB Fund Group, a Massachusetts business trust which operates as an open-end investment company advised by David L. Babson & Company Inc.
MassMutual owns at least 25% of each series of shares issued by the fund.

   B. MML Series Investment Fund, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by
MassMutual and certain of its affiliates.

   C. MassMutual Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust. Registered to do business in Alabama and Colorado.

   D. MassMutual Institutional Funds, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by MassMutual.

   E. MassMutual Participation Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust.

   F. Panorama Series Fund, Inc., a Maryland corporation which operates as an open-end investment company. All shares issued by the fund are owned by
MassMutual and certain affiliates.

                                      5

Item 30.	Indemnification

Article V. of the Bylaws of MassMutual provide for indemnification of directors and officers as follows:

Article V. Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity.

Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives. Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any of such paragraphs.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.

Insofar as indemnification for liabilities arising under Securities Act of 1933 may be permitted to directors, officers and controlling persons of MassMutual pursuant to the foregoing provisions, or otherwise, MassMutual has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by MassMutual of expenses incurred or paid by a director, officer or controlling person of MassMutual in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, MassMutual will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31.	Principal Underwriters

(a)	MML Distributors, LLC a controlled subsidiary of MassMutual, acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State.

(b)	MML Distributors, LLC, is the principal underwriter for the contracts. The following people are officers and member representatives of the principal underwriter.

           OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name                      Officer                    Business Address
----                      -------                    ----------------
Thomas A. Monti           President                  One Monarch Place
                          CEO                        1414 Main Street
                                                     Springfield, MA 01144-1013

Margaret Sperry           Member Representative      1295 State Street
                          Massachusetts Mutual       Springfield, MA 01111
                          Life Insurance Co.
                          MassMutual Holding Co.

Ronald E. Thomson         Vice President             One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

Michael L. Kerley         Vice President,            1295 State Street
                          Assistant Secretary        Springfield, MA 01111
                          Chief Legal Officer

Matthew E. Winter         Executive Vice President   1295 State Street
                                                     Springfield, MA 01111

William F. Monroe, Jr.    Vice President             One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

Jeffrey Losito            Second Vice President      5281 Caminito Exquisito
                                                     San Diego, CA 92130

Michele G. Lattanzio      Treasurer                  One Monarch Place
                          Chief Financial Officer    1414 Main Street
                                                     Springfield, MA 01144-1013

Frank A. Stellato         Assistant Treasurer        One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

Ann F. Lomeli             Secretary                  1295 State Street
                                                     Springfield, MA 01111-0001

(c)

Name of Principal Underwriter	Net Underwriting Commissions	Other Compensation
MML Distributors, LLC	$1,635,829/1/	$10,000/2/

[1]	Commissions will be paid through MML Distributors to agents and selling brokers for selling the policy. During January 1, 2003 through December 31, 2003, commissions paid were $1,635,829.

[2]	MML Distributors receives compensation for its activities as underwriter for the Separate Account. Compensation paid to and retained by MML Distributors in 2003 was $10,000.

Item 32.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111.

Item 33.	Management Services

Not Applicable

REPRESENTATION UNDER SECTION 26(e)(2)(A) OF

THE INVESTMENT COMPANY ACT OF 1940

Item 34. Fee Representation

Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the flexible premium variable adjustable life insurance policies described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Life Separate Account I, has duly caused this Post-Effective Amendment No. 7 to Registration Statement No. 333-65887 to be signed on its behalf by the undersigned, duly authorized in the City of Springfield and the Commonwealth of Massachusetts on the 27th day of April, 2004.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ ROBERT J. O’CONNELL*
Robert J. O’Connell* Director, Chairman, President and Chief Executive Officer Massachusetts Mutual Life Insurance Company

By:	/s/ ROBERT LIGUORI
*Robert Liguori On April 27, 2004, as Attorney-in-Fact pursuant to powers of attorney incorporated by reference.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to Registration Statement No. 333-65887 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ ROBERT J. O’CONNELL* Robert J. O’Connell	Director, Chairman, President and Chief Executive Officer (Principal Executive Officer)	April 27, 2004

/s/ HOWARD GUNTON* Howard Gunton	Executive Vice President, and Chief Financial Officer, (Principal Financial Officer and Principal Accounting Officer)	April 27, 2004

/s/ ROGER G. ACKERMAN* Roger G. Ackerman	Director	April 27, 2004

/s/ JAMES R. BIRLE* James R. Birle	Director	April 27, 2004

/s/ GENE CHAO* Gene Chao, Ph.D.	Director	April 27, 2004

/s/ JAMES H. DEGRAFFENREIDT JR.* James H. DeGraffenreidt, Jr.	Director	April 27, 2004

/s/ PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	April 27, 2004

/s/ JAMES L. DUNLAP* James L. Dunlap	Director	April 27, 2004

/s/ WILLIAM B. ELLIS* William B. Ellis, Ph.D.	Director	April 27, 2004

/s/ ROBERT ESSNER* Robert Essner	Director	April 27, 2004

/s/ ROBERT M. FUREK* Robert M. Furek	Director	April 27, 2004

CAROL A. LEARY Carol A. Leary	Director

/s/ WILLIAM B. MARX, JR.* William B. Marx, Jr.	Director	April 27, 2004

/s/ JOHN F. MAYPOLE* John F. Maypole	Director	April 27, 2004

/s/ MARC RACICOT* Marc Racicot	Director	April 27, 2004

/s/ ROBERT LIGUORI *Robert Liguori	on April 27, 2004, as Attorney-in-Fact pursuant to powers of attorney incorporated by reference.

INDEX TO EXHIBITS

Exhibit k	Opinion and Consent of Counsel

Exhibit n	Consent of independent auditors, Deloitte & Touche LLP